Franklin Investors Securities Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin Adjustable U.S. Government Securities Fund
		Principal Amount	Value
	Commercial Mortgage-Backed Securities 1.6%
[a]	Freddie Mac REMICS, 4845, QF, FRN, 1.976%, 12/15/48	10,772,192	$10,697,803
	Total Commercial Mortgage-Backed Securities (Cost $10,693,084)		10,697,803
	Mortgage-Backed Securities 92.1%
[b]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 17.5%
	FHLMC, 2.878%, (12-month USD LIBOR +/- MBS Margin), 5/01/45	$9,026,022	9,224,357
	FHLMC, 3.752%, (12-month USD LIBOR +/- MBS Margin), 9/01/35	4,495,936	4,662,044
	FHLMC, 3.558% - 3.825%, (6-month USD LIBOR +/- MBS Margin), 4/01/36 - 1/01/37	1,184,283	1,228,736
	FHLMC, 3.524% - 3.94%, (12-month USD LIBOR +/- MBS Margin), 12/01/34 - 12/01/37	5,981,829	6,290,101
	FHLMC, 4.177%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	2,396,457	2,523,258
	FHLMC, 4.106% - 4.284%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 - 11/01/41	6,377,376	6,710,607
	FHLMC, 4.286%, (12-month USD LIBOR +/- MBS Margin), 9/01/37	13,768,841	14,351,399
	FHLMC, 4.33% - 4.383%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 - 5/01/38	6,392,827	6,708,808
	FHLMC, 4.019% - 4.398%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 - 4/01/37	4,660,049	4,928,291
	FHLMC, 4.425%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	2,556,144	2,662,174
	FHLMC, 4.468%, (12-month USD LIBOR +/- MBS Margin), 11/01/40	3,108,671	3,283,876
	FHLMC, 4.387% - 4.512%, (12-month USD LIBOR +/- MBS Margin), 8/01/34 - 10/01/38	6,380,829	6,704,735
	FHLMC, 4.521%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	2,963,175	3,135,350
	FHLMC, 4.611%, (12-month USD LIBOR +/- MBS Margin), 10/01/41	2,549,369	2,689,237
	FHLMC, 4.412% - 4.625%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37	5,601,902	5,911,995
	FHLMC, 4.512% - 4.696%, (12-month USD LIBOR +/- MBS Margin), 6/01/35 - 5/01/40	6,291,596	6,616,506
	FHLMC, 4.751%, (12-month USD LIBOR +/- MBS Margin), 7/01/35	5,698,715	6,007,302
	FHLMC, 4.697% - 4.818%, (12-month USD LIBOR +/- MBS Margin), 6/01/35 - 4/01/40	6,284,122	6,607,364
	FHLMC, 4.864%, (12-month USD LIBOR +/- MBS Margin), 6/01/37	5,391,472	5,708,328
	FHLMC, 4.868%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	2,724,654	2,920,029
	FHLMC, 4.677% - 4.944%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34 - 11/01/36	4,951,989	5,238,941
	FHLMC, 4.966%, (12-month USD LIBOR +/- MBS Margin), 3/01/37	1,742,222	1,837,588
	FHLMC, 5.636%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/34	1,469,313	1,612,454
			117,563,480
[b]	Federal National Mortgage Association (FNMA) Adjustable Rate 68.0%
	FNMA, 2.568%, (12-month USD LIBOR +/- MBS Margin), 4/01/45	3,482,967	3,574,049
	FNMA, 2.738%, (12-month USD LIBOR +/- MBS Margin), 3/01/46	5,659,566	5,817,405
	FNMA, 2.285% - 2.989%, (11th District COF +/- MBS Margin), 4/01/20 - 11/01/40	6,634,091	6,608,667
	FNMA, 3.404%, (11th District COF +/- MBS Margin), 4/01/34	14,920,545	15,247,980
	FNMA, 2.92% - 3.449%, (6-month USD LIBOR +/- MBS Margin), 6/01/21 - 3/01/38	6,315,860	6,482,991
	FNMA, 3.455%, (6-month USD LIBOR +/- MBS Margin), 12/01/34	3,366,847	3,487,944
	FNMA, 3.201% - 3.497%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 3/01/38	6,450,812	6,680,392
	FNMA, 2.49% - 3.555%, (1-month USD LIBOR +/- MBS Margin), 10/01/26 - 10/01/34	344,344	348,734
	FNMA, 3.498% - 3.57%, (12-month USD LIBOR +/- MBS Margin), 12/01/32 - 10/01/37	6,275,280	6,522,457
	FNMA, 3.574%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	3,320,308	3,468,623
	FNMA, 3.449% - 3.58%, (6-month USD LIBOR +/- MBS Margin), 9/01/23 - 8/01/37	6,459,826	6,679,185
	FNMA, 3.57% - 3.623%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 12/01/43	6,100,039	6,356,513
	FNMA, 3.582% - 3.634%, (6-month USD LIBOR +/- MBS Margin), 10/01/22 - 12/01/36	6,336,543	6,578,172
	FNMA, 3.625% - 3.684%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 11/01/37	6,101,065	6,364,605
	FNMA, 3.638% - 3.713%, (6-month USD LIBOR +/- MBS Margin), 9/01/21 - 8/01/37	5,516,565	5,721,244
	FNMA, 3.685% - 3.715%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 11/01/42	6,114,183	6,349,774
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  1

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund (continued)
		Principal Amount	Value
	Mortgage-Backed Securities (continued)
[b]	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.716% - 3.764%, (12-month USD LIBOR +/- MBS Margin), 1/01/33 - 11/01/39	$6,133,648	$6,401,554
	FNMA, 3.769%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	4,656,292	4,845,179
	FNMA, 3.82%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	2,491,005	2,621,708
	FNMA, 3.764% - 3.824%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 1/01/42	5,420,466	5,665,782
	FNMA, 3.826%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	3,056,317	3,195,480
	FNMA, 3.854%, (12-month USD LIBOR +/- MBS Margin), 3/01/37	3,013,284	3,153,842
	FNMA, 3.10% - 3.87%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/21 - 11/01/44	6,407,483	6,546,559
	FNMA, 3.826% - 3.88%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 11/01/41	5,130,244	5,368,377
	FNMA, 3.881% - 3.915%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 9/01/38	5,452,721	5,673,153
	FNMA, 3.942%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	2,969,406	3,114,640
	FNMA, 3.96%, (12-month USD LIBOR +/- MBS Margin), 11/01/34	4,241,150	4,450,276
	FNMA, 3.915% - 3.975%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 2/01/41	6,350,935	6,638,819
	FNMA, 3.976% - 4.01%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 10/01/41	6,146,150	6,431,645
	FNMA, 4.022%, (12-month USD LIBOR +/- MBS Margin), 5/01/39	4,450,329	4,626,374
	FNMA, 4.012% - 4.028%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 9/01/37	5,180,454	5,402,725
	FNMA, 4.031%, (12-month USD LIBOR +/- MBS Margin), 11/01/42	8,280,488	8,675,707
	FNMA, 4.04%, (12-month USD LIBOR +/- MBS Margin), 2/01/36	3,089,179	3,233,603
	FNMA, 4.048%, (12-month USD LIBOR +/- MBS Margin), 8/01/40	2,577,289	2,703,497
	FNMA, 4.053%, (12-month USD LIBOR +/- MBS Margin), 5/01/40	6,811,636	7,199,668
	FNMA, 4.038% - 4.067%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 7/01/42	6,375,075	6,690,011
	FNMA, 3.87% - 4.079%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/22 - 3/01/38	6,035,416	6,297,535
	FNMA, 4.068% - 4.097%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 12/01/40	4,449,707	4,670,108
	FNMA, 4.111%, (12-month USD LIBOR +/- MBS Margin), 10/01/38	3,029,432	3,184,366
	FNMA, 4.098% - 4.137%, (12-month USD LIBOR +/- MBS Margin), 6/01/33 - 9/01/38	4,970,769	5,191,530
	FNMA, 4.138% - 4.154%, (12-month USD LIBOR +/- MBS Margin), 2/01/35 - 9/01/40	5,042,143	5,303,397
	FNMA, 4.155% - 4.176%, (12-month USD LIBOR +/- MBS Margin), 2/01/33 - 2/01/43	6,329,815	6,648,006
	FNMA, 4.177% - 4.192%, (12-month USD LIBOR +/- MBS Margin), 9/01/32 - 8/01/38	5,953,397	6,241,958
	FNMA, 4.198%, (12-month USD LIBOR +/- MBS Margin), 4/01/40	7,695,116	8,085,481
	FNMA, 4.082% - 4.214%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/20 - 7/01/40	6,425,102	6,668,850
	FNMA, 4.196% - 4.216%, (12-month USD LIBOR +/- MBS Margin), 8/01/33 - 4/01/38	6,174,437	6,473,509
	FNMA, 4.225%, (12-month USD LIBOR +/- MBS Margin), 7/01/40	2,691,173	2,838,539
	FNMA, 4.218% - 4.228%, (12-month USD LIBOR +/- MBS Margin), 7/01/34 - 9/01/40	6,385,008	6,701,245
	FNMA, 4.266%, (12-month USD LIBOR +/- MBS Margin), 2/01/42	2,570,302	2,715,225
	FNMA, 4.23% - 4.282%, (12-month USD LIBOR +/- MBS Margin), 7/01/33 - 4/01/40	6,337,359	6,657,092
	FNMA, 4.285% - 4.287%, (12-month USD LIBOR +/- MBS Margin), 10/01/33 - 9/01/39	5,030,264	5,301,996
	FNMA, 4.288%, (12-month USD LIBOR +/- MBS Margin), 5/01/38	3,348,993	3,515,274
	FNMA, 4.313%, (12-month USD LIBOR +/- MBS Margin), 9/01/42	5,784,754	6,039,490
	FNMA, 4.29% - 4.315%, (12-month USD LIBOR +/- MBS Margin), 5/01/33 - 3/01/40	6,114,697	6,421,254
	FNMA, 4.316%, (12-month USD LIBOR +/- MBS Margin), 3/01/41	3,688,286	3,902,724
	FNMA, 4.324%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/36	2,857,225	3,017,551
	FNMA, 4.33%, (12-month USD LIBOR +/- MBS Margin), 1/01/36	2,866,526	3,026,675
	FNMA, 4.344%, (12-month USD LIBOR +/- MBS Margin), 3/01/35	5,337,242	5,586,400
	FNMA, 4.315% - 4.353%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 8/01/40	6,337,971	6,627,653
	FNMA, 4.215% - 4.355%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/23 - 9/01/39	5,837,281	6,112,228
	FNMA, 4.357%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	3,327,631	3,513,580
	FNMA, 3.713% - 4.37%, (6-month USD LIBOR +/- MBS Margin), 11/01/23 - 6/01/38	6,310,416	6,571,595
  |  2

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund (continued)
		Principal Amount	Value
	Mortgage-Backed Securities (continued)
[b]	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.372%, (12-month USD LIBOR +/- MBS Margin), 1/01/39	$4,300,799	$4,502,359
	FNMA, 4.392%, (12-month USD LIBOR +/- MBS Margin), 2/01/43	6,898,612	7,182,323
	FNMA, 4.353% - 4.412%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 7/01/38	6,346,529	6,638,112
	FNMA, 4.42%, (12-month USD LIBOR +/- MBS Margin), 10/01/38	6,174,232	6,458,775
	FNMA, 4.416% - 4.445%, (12-month USD LIBOR +/- MBS Margin), 5/01/33 - 11/01/42	6,279,890	6,589,489
	FNMA, 4.448%, (12-month USD LIBOR +/- MBS Margin), 1/01/37	3,551,575	3,747,254
	FNMA, 4.356% - 4.46%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/22 - 12/01/40	6,384,233	6,692,195
	FNMA, 4.445% - 4.492%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 3/01/42	6,201,879	6,481,124
	FNMA, 4.497%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	12,068,370	12,760,376
	FNMA, 4.517%, (12-month USD LIBOR +/- MBS Margin), 6/01/35	2,764,199	2,913,920
	FNMA, 4.543%, (12-month USD LIBOR +/- MBS Margin), 7/01/42	6,805,106	7,109,771
	FNMA, 4.496% - 4.553%, (12-month USD LIBOR +/- MBS Margin), 4/01/33 - 4/01/38	6,111,052	6,404,404
	FNMA, 4.555% - 4.626%, (12-month USD LIBOR +/- MBS Margin), 3/01/33 - 5/01/48	6,281,771	6,591,604
	FNMA, 4.46% - 4.67%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/21 - 9/01/39	6,407,123	6,713,592
	FNMA, 4.632% - 4.701%, (12-month USD LIBOR +/- MBS Margin), 4/01/32 - 5/01/40	6,372,015	6,676,027
	FNMA, 3.478% - 4.747%, (US 5 Year CMT T-Note +/- MBS Margin), 5/01/26 - 2/01/30	99,515	103,233
	FNMA, 4.704% - 4.78%, (12-month USD LIBOR +/- MBS Margin), 3/01/32 - 4/01/44	6,094,243	6,406,433
	FNMA, 3.385% - 4.984%, (US 3 Year CMT T-Note +/- MBS Margin), 6/01/21 - 1/01/35	510,193	521,531
	FNMA, 4.80% - 5.055%, (12-month USD LIBOR +/- MBS Margin), 2/01/32 - 3/01/47	6,322,433	6,637,596
	FNMA, 4.67% - 5.20%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/22 - 1/01/40	6,456,919	6,711,977
	FNMA, 5.14% - 5.356%, (12-month USD LIBOR +/- MBS Margin), 6/01/35 - 3/01/38	661,560	686,013
	FNMA, 4.415% - 5.728%, (6-month USD LIBOR +/- MBS Margin), 2/01/33 - 3/01/36	808,227	839,387
	FNMA, 3.021% - 6.445%, (11th District COF +/- MBS Margin), 8/01/21 - 7/01/36	769,293	780,194
	FNMA, 5.24% - 6.75%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/23 - 6/01/33	336,646	347,598
	FNMA, 3.744% - 7.67%, (6-month US T-Bill +/- MBS Margin), 12/01/21 - 11/01/34	161,613	164,504
			456,900,386
	Federal National Mortgage Association (FNMA) Fixed Rate 6.5%
	FNMA 15 Year, 2.50%, 11/01/34	29,297,697	29,832,539
	FNMA 15 Year, 2.50%, 1/01/35	13,909,274	14,163,212
			43,995,751
[b]	Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
	GNMA, 3.125% - 4.00%, (US 1 Year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36	745,214	757,664
	Total Mortgage-Backed Securities (Cost $619,649,426)		619,217,281
	Total Investments before Short Term Investments (Cost $630,342,510)		629,915,084
		Shares
	Short Term Investments 5.8%
	Money Market Funds (Cost $33,701,382) 5.0%
[c,d]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	33,701,382	33,701,382
  |  3

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Adjustable U.S. Government Securities Fund (continued)
		Principal Amount	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $5,511,031) 0.8%
[e]
Joint Repurchase Agreement, 1.568%, 2/03/2020 (Maturity Value $5,511,751)

BNP Paribas Securities Corp. (Maturity Value $2,554,697)

Deutsche Bank Securities Inc. (Maturity Value $828,140)

HSBC Securities (USA) Inc. (Maturity Value $2,128,914)

Collateralized by U.S. Government Agency Securities, 2.625% - 5.00%, 9/06/24 - 12/20/49; U.S. Government Agency Strips, 5/15/21 - 11/15/39; [f]U.S. Treasury Bills, 2/06/20 - 1/28/21; U.S. Treasury Bonds, 2.875% - 4.375%, 11/15/39 - 8/15/45; U.S. Treasury Bonds, Index Linked, 2.00%, 1/15/26; and U.S. Treasury Notes, 1.375% - 2.625%, 3/31/21 - 12/31/25 (valued at $5,621,622)
		5,511,031	$5,511,031
	Total Investments (Cost $669,554,923) 99.5%		669,127,497
	Other Assets, less Liabilities 0.5%		3,104,087
	Net Assets 100.0%		$672,231,584

See Abbreviations on page 113.
[a]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[b]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[c]See Note 7 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.
[e]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2020, all repurchase agreements had been entered into on that date.
[f]The security was issued on a discount basis with no stated coupon rate.
  |  4

Franklin Investors Securities Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin Convertible Securities Fund
		Country	Shares	Value
	Convertible Preferred Stocks 18.7%
	Consumer Staples 1.6%
	Bunge Ltd., 4.875%, cvt. pfd.	United States	630,000	$65,091,600
	Health Care 5.2%
	Avantor Inc., 6.25%, cvt. pfd., A	United States	820,000	52,283,200
	Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	1,120,000	73,416,000
	Change Healthcare Inc., 6.00%, cvt. pfd.	United States	300,000	17,208,000
	Danaher Corp., 4.75%, cvt. pfd., A	United States	54,000	65,941,560
				208,848,760
	Industrials 2.4%
	Fortive Corp., 5.00%, cvt. pfd., A	United States	34,350	33,099,660
	Stanley Black & Decker Inc., 5.375%, cvt. pfd.	United States	592,000	61,893,600
				94,993,260
	Information Technology 2.0%
	Broadcom Inc., 8.00%, cvt. pfd., A	United States	71,100	81,665,460
	Materials 1.4%
	International Flavors & Fragrances Inc., 6.00%, cvt. pfd.	United States	1,192,242	58,074,108
	Utilities 6.1%
	American Electric Power Co. Inc., 6.125%, cvt. pfd.	United States	440,000	25,520,000
	DTE Energy Co., 6.25%, cvt. pfd.	United States	800,000	41,016,000
	Essential Utilities Inc., 6.00%, cvt. pfd.	United States	770,000	52,229,100
	Sempra Energy, 6.00%, cvt. pfd., A	United States	417,500	52,859,675
	Sempra Energy, 6.75%, cvt. pfd., B	United States	206,000	25,758,240
	South Jersey Industries Inc., 7.25%, cvt. pfd.	United States	360,000	17,967,600
	The Southern Co., 6.75%, cvt. pfd.	United States	550,000	31,234,500
				246,585,115
	Total Convertible Preferred Stocks (Cost $680,888,448)			755,258,303
			Principal Amount*
	Convertible Bonds 76.8%
	Communication Services 11.6%
	DISH Network Corp., cvt., senior bond, 3.375%, 8/15/26	United States	$45,900,000	44,668,686
	iQIYI Inc.,
	cvt., senior note, 3.75%, 12/01/23	China	43,500,000	50,234,235
	[a] cvt., senior note, 144A, 2.00%, 4/01/25	China	26,000,000	26,481,000
[a]	Liberty Interactive LLC, cvt., senior bond, 144A, 1.75%, 9/30/46	United States	37,000,000	58,032,346
	Liberty Media Corp.,
	cvt., senior bond, 2.25%, 9/30/46	United States	39,000,000	22,396,220
	cvt., senior note, 1.375%, 10/15/23	United States	21,200,000	28,622,567
[a]	Sea Ltd., cvt., senior note, 144A, 1.00%, 12/01/24	Taiwan	33,000,000	38,357,558
[a]	Snap Inc., cvt., senior note, 144A, 0.75%, 8/01/26	United States	59,000,000	65,818,594
	Weibo Corp., cvt., senior note, 1.25%, 11/15/22	China	78,000,000	74,591,400
	Zillow Group Inc.,
	cvt., senior note, 2.00%, 12/01/21	United States	34,500,000	38,855,625
	cvt., senior note, 1.50%, 7/01/23	United States	23,500,000	23,118,125
				471,176,356
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  5

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund (continued)
		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Consumer Discretionary 9.8%
	Booking Holdings Inc., cvt., senior note, 0.35%, 6/15/20	United States	$35,000,000	$48,744,286
	Etsy Inc., cvt., senior note, zero cpn., 3/01/23	United States	40,000,000	59,895,661
	MercadoLibre Inc., cvt., senior note, 2.00%, 8/15/28	Argentina	50,000,000	84,357,261
[a]	Pinduoduo Inc., cvt., senior note, 144A, zero cpn., 10/01/24	China	44,000,000	48,611,200
	RH,
	[a] cvt., senior note, 144A, zero cpn., 9/15/24	United States	24,000,000	27,990,989
	cvt., senior note, zero cpn., 6/15/23	United States	44,500,000	55,598,300
	Wayfair Inc.,
	cvt., senior note, 0.375%, 9/01/22	United States	19,000,000	21,059,629
	cvt., senior note, 1.125%, 11/01/24	United States	22,000,000	23,417,086
	[a] cvt., senior note, 144A, 1.00%, 8/15/26	United States	28,000,000	25,606,822
				395,281,234
	Energy 0.6%
	Oil States International Inc., cvt., senior note, 1.50%, 2/15/23	United States	28,000,000	22,925,000
	Financials 2.0%
[a]	AXA SA, cvt., senior note, 144A, 7.25%, 5/15/21	France	71,500,000	80,258,750
	Health Care 14.0%
	BioMarin Pharmaceutical Inc., cvt., senior sub. note, 1.50%, 10/15/20	United States	28,200,000	30,182,714
	DexCom Inc., cvt., senior note, 0.75%, 12/01/23	United States	64,000,000	101,720,000
	Illumina Inc.,
	cvt., senior note, 0.50%, 6/15/21	United States	32,500,000	40,584,375
	cvt., senior note, zero cpn., 8/15/23	United States	32,750,000	34,551,250
[a]	Insulet Corp., cvt., senior note, 144A, 0.375%, 9/01/26	United States	75,000,000	84,459,148
	Intercept Pharmaceuticals Inc., cvt., senior note, 2.00%, 5/15/26	United States	21,000,000	23,378,657
	Jazz Investments I Ltd.,
	cvt., senior note, 1.875%, 8/15/21	United States	35,000,000	35,699,275
	cvt., senior note, 1.50%, 8/15/24	United States	39,750,000	39,748,433
	Neurocrine Biosciences Inc., cvt., senior note, 2.25%, 5/15/24	United States	44,750,000	64,943,943
	Novavax Inc., cvt., senior note, 3.75%, 2/01/23	United States	13,000,000	7,215,000
	NuVasive Inc., cvt., senior note, 2.25%, 3/15/21	United States	12,000,000	15,814,229
[a]	PTC Therapeutics Inc., cvt., senior note, 144A, 1.50%, 9/15/26	United States	48,000,000	58,295,549
	Sarepta Therapeutics Inc., cvt., senior note, 1.50%, 11/15/24	United States	16,000,000	28,672,000
				565,264,573
	Industrials 1.0%
[a]	Fortive Corp., cvt., senior note, 144A, 0.875%, 2/15/22	United States	40,270,000	40,633,209
	Information Technology 36.7%
[a]	Alteryx Inc.,
	cvt., senior note, 144A, 0.50%, 8/01/24	United States	8,000,000	8,584,616
	cvt., senior note, 144A, 1.00%, 8/01/26	United States	8,000,000	8,629,225
	Atlassian Inc., cvt., senior note, 0.625%, 5/01/23	United States	43,000,000	79,886,097
[a]	Blackline Inc., cvt., senior note, 144A, 0.125%, 8/01/24	United States	9,500,000	10,282,663
[a]	Coupa Software Inc., cvt., senior note, 144A, 0.125%, 6/15/25	United States	21,000,000	26,433,750
	DocuSign Inc., cvt., senior note, 0.50%, 9/15/23	United States	65,000,000	83,804,653
	Envestnet Inc., cvt., senior note, 1.75%, 6/01/23	United States	51,500,000	66,504,918
	Guidewire Software Inc., cvt., senior note, 1.25%, 3/15/25	United States	49,000,000	58,599,557
  |  6

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund (continued)
		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Information Technology (continued)
	HubSpot Inc., cvt., senior note, 0.25%, 6/01/22	United States	$38,875,000	$75,630,852
	Inphi Corp., cvt., senior note, 0.75%, 9/01/21	United States	9,600,000	13,922,319
	Microchip Technology Inc., cvt., senior sub. note, 1.625%, 2/15/27	United States	62,250,000	83,891,461
	New Relic Inc., cvt., senior note, 0.50%, 5/01/23	United States	24,000,000	23,537,201
[a]	Okta Inc., cvt., senior note, 144A, 0.125%, 9/01/25	United States	80,000,000	81,180,000
	Palo Alto Networks Inc., cvt., senior note, 0.75%, 7/01/23	United States	53,000,000	59,016,779
[a]	Pluralsight Inc., cvt., senior note, 144A, 0.375%, 3/01/24	United States	39,000,000	35,229,101
	Q2 Holdings Inc., cvt., senior note, 0.75%, 2/15/23	United States	32,000,000	51,298,018
	RealPage Inc., cvt., senior note, 1.50%, 11/15/22	United States	40,850,000	60,603,470
	ServiceNow Inc., cvt., senior note, zero cpn., 6/01/22	United States	36,000,000	90,157,500
	Silicon Laboratories Inc., cvt., senior note, 1.375%, 3/01/22	United States	53,700,000	64,775,625
	Splunk Inc., cvt., senior note, 1.125%, 9/15/25	United States	22,500,000	28,392,188
	Square Inc., cvt., senior note, 0.50%, 5/15/23	United States	65,000,000	78,705,019
	Twilio Inc., cvt., senior note, 0.25%, 6/01/23	United States	37,500,000	68,789,062
	Viavi Solutions Inc.,
	cvt., senior note, 1.75%, 6/01/23	United States	40,969,000	49,800,599
	cvt., senior note, 1.00%, 3/01/24	United States	20,000,000	24,850,145
	Wix.com Ltd., cvt., senior note, zero cpn., 7/01/23	Israel	56,500,000	70,049,046
	Workday Inc., cvt., senior note, 0.25%, 10/01/22	United States	57,500,000	79,125,051
[a]	Workiva Inc., cvt., senior note, 144A, 1.125%, 8/15/26	United States	22,000,000	20,599,097
	Zendesk Inc., cvt., senior note, 0.25%, 3/15/23	United States	56,500,000	84,209,492
				1,486,487,504
	Materials 1.1%
	Cemex SAB de CV, cvt., sub. note, 3.72%, 3/15/20	Mexico	44,250,000	44,448,577
	Total Convertible Bonds (Cost $2,534,502,945)			3,106,475,203
			Shares
	Escrows and Litigation Trusts (Cost $22,362) 0.0%
[b,c]	Motors Liquidation Co., Escrow Account	United States	376,200	—
	Total Investments before Short Term Investments (Cost $3,215,413,755)			3,861,733,506
	Short Term Investments (Cost $172,316,280) 4.3%
	Money Market Funds 4.3%
[d,e]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	172,316,280	172,316,280
	Total Investments (Cost $3,387,730,035) 99.8%			4,034,049,786
	Other Assets, less Liabilities 0.2%			9,062,465
	Net Assets 100.0%			$4,043,112,251
  |  7

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Convertible Securities Fund (continued)
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $745,483,617, representing 18.4% of net assets.
[b]Non-income producing.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 7 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day effective yield at period end.
  |  8

Franklin Investors Securities Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin Equity Income Fund
	Country	Shares	Value
Common Stocks 85.2%
Communication Services 5.0%
Comcast Corp., A	United States	960,000	$41,462,400
Rogers Communications Inc., B	Canada	350,000	17,524,500
TELUS Corp.	Canada	470,000	18,839,063
Verizon Communications Inc.	United States	930,000	55,279,200
			133,105,163
Consumer Discretionary 3.7%
Lowe’s Cos. Inc.	United States	151,000	17,552,240
McDonald’s Corp.	United States	210,000	44,933,700
Target Corp.	United States	285,000	31,560,900
Tractor Supply Co.	United States	39,000	3,625,050
			97,671,890
Consumer Staples 10.8%
The Coca-Cola Co.	United States	1,075,000	62,780,000
Nestle SA	Switzerland	190,000	20,953,419
PepsiCo Inc.	United States	415,000	58,938,300
The Procter & Gamble Co.	United States	560,000	69,787,200
Unilever NV, N.Y. shs.	United Kingdom	475,000	27,683,000
Walmart Inc.	United States	400,000	45,796,000
			285,937,919
Energy 7.4%
Canadian Natural Resources Ltd.	Canada	450,000	12,658,500
Chevron Corp.	United States	580,000	62,141,200
Exxon Mobil Corp.	United States	455,934	28,322,620
Occidental Petroleum Corp.	United States	200,000	7,944,000
ONEOK Inc.	United States	215,000	16,097,050
Royal Dutch Shell PLC, A, ADR	United Kingdom	635,000	33,115,250
Suncor Energy Inc.	Canada	1,100,000	33,649,000
			193,927,620
Financials 18.5%
Apollo Global Management INC, A	United States	370,000	17,508,400
Ares Management Corp., A	United States	365,000	13,161,900
Arthur J. Gallagher & Co.	United States	210,000	21,539,700
Bank of America Corp.	United States	2,007,708	65,913,054
BlackRock Inc.	United States	42,000	22,148,700
The Charles Schwab Corp.	United States	436,000	19,859,800
Citigroup Inc.	United States	433,500	32,256,735
JPMorgan Chase & Co.	United States	835,000	110,520,600
MetLife Inc.	United States	810,000	40,265,100
Morgan Stanley	United States	1,225,000	64,018,500
Truist Financial Corp.	United States	1,050,000	54,148,500
U.S. Bancorp	United States	145,000	7,716,900
Wells Fargo & Co.	United States	410,000	19,245,400
			488,303,289
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  9

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Health Care 11.0%
Baxter International Inc.	United States	345,000	$30,780,900
HCA Holdings Inc.	United States	135,000	18,738,000
Johnson & Johnson	United States	440,000	65,502,800
Medtronic PLC	United States	490,000	56,565,600
Merck & Co. Inc.	United States	425,000	36,312,000
Pfizer Inc.	United States	1,184,300	44,103,332
UnitedHealth Group Inc.	United States	140,500	38,279,225
			290,281,857
Industrials 10.9%
Emerson Electric Co.	United States	416,000	29,798,080
Fastenal Co.	United States	350,000	12,208,000
Illinois Tool Works Inc.	United States	82,500	14,435,850
Lockheed Martin Corp.	United States	83,500	35,748,020
Norfolk Southern Corp.	United States	216,000	44,973,360
Raytheon Co.	United States	220,500	48,717,270
Republic Services Inc.	United States	498,500	47,382,425
Stanley Black & Decker Inc.	United States	95,780	15,260,627
United Technologies Corp.	United States	260,000	39,052,000
			287,575,632
Information Technology 8.0%
Analog Devices Inc.	United States	176,000	19,316,000
Apple Inc.	United States	103,800	32,127,138
Cisco Systems Inc.	United States	569,233	26,167,641
Intel Corp.	United States	268,402	17,158,940
Microsoft Corp.	United States	465,000	79,156,950
Oracle Corp.	United States	107,200	5,622,640
Texas Instruments Inc.	United States	250,000	30,162,500
			209,711,809
Materials 0.8%
BASF SE	Germany	220,000	14,850,611
DuPont de Nemours Inc.	United States	138,333	7,079,883
			21,930,494
Real Estate 2.5%
Equity Residential	United States	300,000	24,924,000
Host Hotels & Resorts Inc.	United States	1,207,600	19,732,184
Prologis Inc.	United States	215,000	19,969,200
			64,625,384
Utilities 6.6%
Duke Energy Corp.	United States	570,000	55,649,100
NextEra Energy Inc.	United States	255,300	68,471,460
Xcel Energy Inc.	United States	723,500	50,058,965
			174,179,525
Total Common Stocks (Cost $1,503,025,187)			2,247,250,582
  |  10

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund (continued)
		Country	Shares	Value
	Equity-Linked Securities 8.7%
	Consumer Discretionary 3.2%
[a]	Citigroup Global Markets Holdings Inc. into Amazon.com Inc., 6.50%, 144A	United States	17,500	$33,283,187
[a]	JPMorgan Chase Bank NA into The TJX Cos. Inc., 5.50%, 144A	United States	326,000	19,028,550
[a]	Royal Bank of Canada into Lowe’s Cos. Inc., 7.00%, 144A	United States	115,000	13,230,583
[a]	Royal Bank of Canada into Tractor Supply Co., 6.00%, 144A	United States	200,000	18,925,053
				84,467,373
	Energy 0.5%
[a]	Citigroup Global Markets Holdings Inc. into Occidental Petroleum Corp., 8.00%, 144A	United States	250,000	14,279,053
	Financials 1.0%
[a]	Credit Suisse AG into Bank of America Corp., 7.00%, 144A	United States	850,000	27,295,553
	Health Care 0.8%
[a]	Goldman Sachs International into HCA Holdings Inc., 6.00%, 144A	United States	145,000	20,548,244
	Industrials 0.5%
[a]	Citigroup Global Markets Holdings Inc. into Fastenal Co., 144A	United States	360,000	12,880,783
	Information Technology 2.7%
[a]	Barclays Bank PLC into Broadcom Inc., 10.00%, 144A	United States	67,000	20,467,395
[a]	Barclays Bank PLC into Microsoft Corp., 6.50%, 144A	United States	110,000	17,052,433
[a]	Barclays Bank PLC into Oracle Corp., 6.50%, 144A	United States	440,000	23,243,796
[a]	Merrill Lynch International & Co. CV into Cisco System Inc., 7.00%, 144A	United States	225,000	10,537,359
				71,300,983
	Total Equity-Linked Securities (Cost $218,099,932)			230,771,989
	Convertible Preferred Stocks 4.9%
	Health Care 2.5%
	Becton Dickinson and Co., 6.125%, cvt. pfd., A	United States	735,000	48,179,250
	Danaher Corp., 4.75%, cvt. pfd., A	United States	15,000	18,317,100
				66,496,350
	Industrials 0.8%
	Fortive Corp., 5.00%, cvt. pfd., A	United States	21,350	20,572,860
	Information Technology 0.6%
	Broadcom Inc., 8.00%, cvt. pfd., A	United States	13,500	15,506,100
	Utilities 1.0%
	Essential Utilities Inc., 6.00%, cvt. pfd.	United States	390,000	26,453,700
	Total Convertible Preferred Stocks (Cost $113,926,054)			129,029,010
	Total Investments before Short Term Investments (Cost $1,835,051,173)			2,607,051,581
  |  11

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Equity Income Fund (continued)
		Country	Shares	Value
	Short Term Investments (Cost $25,743,039) 1.0%
	Money Market Funds 1.0%
[b,c]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	25,743,039	$25,743,039
	Total Investments (Cost $1,860,794,212) 99.8%			2,632,794,620
	Other Assets, less Liabilities 0.2%			4,996,209
	Net Assets 100.0%			$2,637,790,829

See Abbreviations on page 113.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $230,771,989, representing 8.7% of net assets.
[b]See Note 7 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day effective yield at period end.
  |  12

Franklin Investors Securities Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin Floating Rate Daily Access Fund
		Country	Shares	Value
	Common Stocks 1.4%
	Diversified Support Services 0.1%
[a,b]	Remington Outdoor Co. Inc.	United States	1,808,932	$1,130,582
	Forest Products 0.9%
[a,b,c,d]	Appvion Operations Inc.	United States	1,219,956	17,708,469
	Oil & Gas Exploration & Production 0.4%
[a]	Samson Resources II LLC	United States	432,778	8,601,463
	Total Common Stocks (Cost $87,820,268)			27,440,514
	Management Investment Companies (Cost $67,471,245) 2.9%
	Other Diversified Financial Services 2.9%
[e]	Franklin Floating Rate Income Fund	United States	6,837,495	57,229,830
			Principal Amount*
	Corporate Bonds (Cost $18,694,289) 1.0%
	Industrial Machinery 1.0%
[f]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	$21,096,262	19,355,821
[g]	Senior Floating Rate Interests 83.6%
	Aerospace & Defense 1.7%
[h,i]	AI Convoy US Borrower LLC, Term Loan B, TBD, 2/04/27	United States	3,668,000	3,668,000
	Delos Finance S.A.R.L. (AerCap), New Loans, 3.695%, (3-month USD LIBOR + 1.75%), 10/06/23	Luxembourg	5,381,573	5,406,080
	Doncasters U.S. Finance LLC,
	Second-Lien Term Loans, 10.195%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	8,951,314	1,034,996
	Term B Loans, 5.445%, (3-month USD LIBOR + 3.50%), 4/09/20	United States	26,917,631	22,799,234
				32,908,310
	Air Freight & Logistics 0.5%
	XPO Logistics Inc., Refinanced Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 2/24/25	United States	10,200,000	10,258,007
	Airlines 2.1%
	Air Canada, Term Loans, 3.408%, (1-month USD LIBOR + 1.75%), 10/06/23	Canada	15,839,410	15,908,708
	Allegiant Travel Co., Class B Term Loans, 6.394%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	17,666,500	17,743,791
	Kestrel Bidco Inc & WestJet, Initial Term Loan, 4.684%, (1-month USD LIBOR + 3.00%), 12/11/26	Canada	8,175,918	8,241,619
				41,894,118
	Alternative Carriers 0.1%
[h,i]	Lineage Logistics LLC, Term Loans, TBD, 2/27/25	United States	2,300,000	2,306,228
	Apparel Retail 0.7%
	Ascena Retail Group Inc., Tranche B Term Loan, 6.188%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	20,748,193	14,160,641
	Apparel, Accessories & Luxury Goods 0.2%
[h,i]	Champ Acquisition Corp., Initial Term Loan, TBD, 12/21/25	United States	3,100,000	3,102,908
	Asset Management & Custody Banks 0.6%
	Russell Investments U.S. Institutional Holdco Inc., Initial Term Loan, 4.895%, (1-month USD LIBOR + 3.25%), 6/01/23	United States	10,829,113	10,860,247
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  13

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Auto Parts & Equipment 3.0%
	Adient U.S. LLC, Initial Term Loans, 6.144% - 6.195%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	$14,115,860	$14,157,036
	American Axle & Manufacturing Inc., Tranche B Term Loan, 3.92%, (1-month USD LIBOR + 2.25%), 4/06/24	United States	2,919,028	2,922,905
	Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 5.16%, (1-month USD LIBOR + 3.50%), 4/30/26	United States	16,859,106	16,988,921
	TI Group Automotive Systems LLC, Initial US Term Loan, 4.145%, (1-month USD LIBOR + 2.50%), 6/30/22	United States	24,566,480	24,663,714
				58,732,576
	Automobile Manufacturers 0.7%
	Thor Industries Inc., Initial USD Term Loans, 5.438%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	14,121,949	14,186,557
	Automotive Retail 0.2%
	Wand NewCo. 3 Inc. (Caliber Collision), Initial Term Loan, 5.299%, (3-month USD LIBOR + 3.50%), 2/05/26	United States	3,482,500	3,504,990
	Broadcasting 5.2%
	Diamond Sports Group LLC, Term Loan, 4.91%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	20,897,026	20,870,904
	Gray Television Inc.,
	Term B-2 Loan, 4.031%, (1-month USD LIBOR + 2.25%), 2/07/24	United States	26,687,491	26,798,698
	Term C Loan, 4.281%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	4,895,485	4,925,573
	Mission Broadcasting Inc., Term B-3 Loan, 4.031%, (1-month USD LIBOR + 2.25%), 1/17/24	United States	2,055,830	2,061,740
	Nexstar Broadcasting Inc.,
	Term B-3 Loan, 3.90%, (1-month USD LIBOR + 2.25%), 10/26/25	United States	10,099,017	10,128,052
	Term B-4 Loan, 4.531%, (1-month USD LIBOR + 2.75%), 9/19/26	United States	1,660,871	1,672,117
	Sinclair Television Group Inc., Tranche B Term Loans, 3.90%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	35,617,934	35,780,886
				102,237,970
	Building Products 0.9%
	Resideo Funding Inc.,
	Tranche A Term Loan, 4.20%, (3-month USD LIBOR + 2.25%), 10/25/23	United States	16,530,000	16,447,350
	Tranche B Term Loans, 4.20%, (3-month USD LIBOR + 2.25%), 10/25/25	United States	940,157	939,765
				17,387,115
	Cable & Satellite 2.0%
	Charter Communications Operating LLC (CCO Safari III, LLC), Term B-2 Loan, 3.40%, (1-month USD LIBOR + 1.75%), 2/01/27	United States	2,412,611	2,425,680
	CSC Holdings LLC, March 2017 Incremental Term Loans, 3.926%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	36,220,494	36,378,814
	WideOpenWest Finance LLC, Term Loan B, 4.904%, (1-month USD LIBOR + 3.25%), 8/19/23	United States	774,079	768,515
				39,573,009
  |  14

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Casinos & Gaming 3.8%
	Aristocrat Technologies Inc., Term B-3 Loans, 3.577%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	$7,440,069	$7,470,082
	Boyd Gaming Corp.,
	Refinancing Term B Loans, 3.811%, (1-week USD LIBOR + 2.25%), 9/15/23	United States	9,727,379	9,773,380
	Term A Loan, 3.561%, (1-week USD LIBOR + 2.00%), 9/15/21	United States	4,159,948	4,149,548
	Caesars Resort Collection LLC, Term B Loans, 4.395%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	18,944,198	18,965,188
	Eldorado Resorts Inc., Initial Term Loan, 3.938%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	8,108,850	8,113,870
	Kingpin Intermediate Holdings LLC, Amendment No. 2 Term Loans, 5.15%, (1-month USD LIBOR + 3.50%), 7/03/24	United States	2,737,350	2,755,600
	Station Casinos LLC,
	Term B Facility Loans, 4.15%, (1-month USD LIBOR + 2.50%), 6/08/23	United States	11,481,525	11,527,187
	[h,i] Term Loan B, TBD, 1/31/27	United States	11,500,000	11,500,000
				74,254,855
	Commodity Chemicals 0.6%
[h,i]	Cyanco Intermediate Corp., Initial Term Loans, TBD, 3/16/25	United States	739,216	744,298
	Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 3/31/24	United States	1,929,737	1,932,016
	Univar Solutions USA Inc., first lien, Term B-5 Loans, 3.645%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	1,147,865	1,155,578
	Univar USA Inc., Term B-3 Loans, 3.895%, (1-month USD LIBOR + 2.25%), 7/01/24	United States	8,306,001	8,352,722
				12,184,614
	Communications Equipment 0.9%
	Ciena Corporation, 2020 Term Loans, 3.41%, (1-month USD LIBOR + 1.75%), 9/28/25	United States	4,191,482	4,213,748
	CommScope Inc., Initial Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	13,984,380	14,026,263
				18,240,011
	Consumer Finance 0.1%
	Realogy Group LLC,
	Initial Term A Loan, 3.895%, (1-month USD LIBOR + 2.25%), 2/08/23	United States	953,766	939,460
	Initial Term B Loans, 3.895%, (1-month USD LIBOR + 2.25%), 2/08/25	United States	1,436,336	1,426,162
				2,365,622
	Data Processing & Outsourced Services 2.2%
	Iron Mountain Information Management LLC, Term B Loan, 3.395%, (1-month USD LIBOR + 1.75%), 1/26/26	United States	2,845,588	2,843,217
	Neustar Inc.,
	TLB4, 5.145%, (1-month USD LIBOR + 3.50%), 8/08/24	United States	3,076,396	2,892,772
	TLB5, 6.145%, (1-month USD LIBOR + 4.50%), 8/08/24	United States	16,422,319	15,929,650
	WEX Inc., Term B-3 Loan, 3.895%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	20,695,730	20,858,709
				42,524,348
	Diversified Support Services 1.0%
	Ventia Pty. Ltd., Term B Loans, 5.445%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	18,954,143	19,001,528
  |  15

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Electric Utilities 0.7%
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 4.90%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	$3,779,501	$3,777,925
	Term B Advance, 5.20%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	9,173,581	9,169,756
	Vistra Operations Company LLC, 2018 Incremental Term Loans, 3.395% - 3.419%, (1-month USD LIBOR + 1.75%), 12/31/25	United States	706,873	711,954
				13,659,635
	Environmental & Facilities Services 0.4%
	Harsco Corp., Term Loan B-2, 3.938%, (1-month USD LIBOR + 2.25%), 12/10/24	United States	8,514,574	8,562,469
	Food Distributors 0.9%
	Aramark Corp., U.S. Term B-3 Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	13,524,719	13,600,796
	Nutraceutical International Corp., Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 8/22/23	United States	5,005,752	4,846,193
				18,446,989
	Food Retail 1.5%
	BI-LO LLC (Southeastern Grocers), FILO Loan (ABL), 7.159%, (3-month USD LIBOR + 5.25%), 5/31/22	United States	25,187,500	25,250,469
	Whatabrands LLC (Whataburger), Term Loan B, 4.984%, (1-month USD LIBOR + 3.25%), 8/02/26	United States	3,993,135	4,010,605
				29,261,074
	Forest Products 2.3%
[b]	Appvion Operations, Inc.,
	Term Loan, 7.79%, (1-month USD LIBOR + 6.00%), 6/15/26	United States	16,035,780	16,196,138
	Term Loan, 7.91%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	28,453,599	28,738,135
				44,934,273
	General Merchandise Stores 1.7%
[f]	99 Cents Only Stores,
	First Lien Term Loan, PIK, 8.445%, (3-month USD LIBOR + 6.50%), 1/13/22	United States	22,698,332	18,953,107
	First Lien Term Loan, PIK, 8.535%, (6-month USD LIBOR + 6.50%), 1/13/22	United States	17,041,733	14,229,847
				33,182,954
	Health Care Distributors 0.4%
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 4.695%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	8,310,746	6,987,949
	Health Care Facilities 0.5%
	HCA Inc., Term Loan B-12, 3.395%, (1-month USD LIBOR + 1.75%), 3/13/25	United States	8,017,309	8,072,428
[h,i]	US Anesthesia Partners Inc., First Lien Term Loan, TBD, 6/23/24	United States	800,000	797,666
				8,870,094
	Health Care Services 2.0%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 5.895%, (1-month USD LIBOR + 4.25%), 3/14/25	United States	15,306,143	14,870,866
	Catalent Pharma Solutions Inc., Dollar Term B-2 Loan, 3.895%, (1-month USD LIBOR + 2.25%), 5/17/26	United States	8,023,944	8,077,367
	DaVita Inc., Tranche B Term Loan, 3.895%, (1-month USD LIBOR + 2.25%), 8/12/26	United States	7,021,512	7,052,857
  |  16

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Health Care Services (continued)
	National Mentor Holdings Inc.,
	Initial Term C Loans, 5.65%, (1-month USD LIBOR + 4.00%), 3/08/26	United States	$497,615	$501,907
	Initial Term Loans, 5.65%, (1-month USD LIBOR + 4.00%), 3/08/26	United States	9,467,695	9,549,354
				40,052,351
	Health Care Technology 0.9%
	IQVIA Inc.,
	Term B-1 Dollar Loans, 3.695%, (3-month USD LIBOR + 1.75%), 3/07/24	United States	8,470,833	8,523,776
	Term B-3 Dollar Loans, 3.695%, (3-month USD LIBOR + 1.75%), 6/11/25	United States	8,668,000	8,738,428
				17,262,204
	Household Products 0.1%
[h,i]	Reynolds Consumer Products LLC, Term Loan B, TBD, 1/29/27	United States	1,629,333	1,637,335
	Industrial Machinery 3.4%
	Altra Industrial Motion Corp., Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	13,164,198	13,231,598
	Navistar Inc., Tranche B Term Loan, 5.17%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	32,366,497	32,497,776
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.16%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	15,430,072	14,967,170
	RBS Global Inc. (Rexnord), Term Loan B, 3.41%, (1-month USD LIBOR + 1.75%), 8/21/24	United States	6,796,875	6,840,511
				67,537,055
	Insurance Brokers 0.2%
[h,i]	Alliant Holdings Intermediate LLC, Initial Term Loan, TBD, 5/10/25	United States	4,660,000	4,662,186
	Integrated Telecommunication Services 1.9%
	Global Tel*Link Corp.,
	First Lien Term Loan, 5.895%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	11,541,074	11,076,546
	Second Lien Term Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	7,895,150	7,018,456
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.145%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	8,909,091	7,007,553
	Second Lien Initial Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	4,911,521	2,390,069
	Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	10,041,697	10,060,525
				37,553,149
	Interactive Media & Services 0.3%
	Ancestry.com Operations Inc., Non-Extended Term Loans, 5.40%, (1-month USD LIBOR + 3.75%), 10/19/23	United States	5,165,757	4,978,498
	Internet Services & Infrastructure 1.4%
	LegalZoom.com Inc., 2018 Term Loans, 6.145%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	7,656,041	7,713,461
	TIBCO Software Inc., Term B-2 Loans, 5.74%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	19,794,759	19,918,318
				27,631,779
  |  17

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Leisure Facilities 2.0%
	24 Hour Fitness Worldwide Inc., Term Loan, 5.145%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	$25,596,871	$20,042,350
	Equinox Holdings Inc., Term B-1 Loans, 4.645%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	12,303,406	12,298,792
	NASCAR Holdings Inc., Initial Term Loans, 4.408%, (1-month USD LIBOR + 2.75%), 10/18/26	United States	7,588,595	7,673,967
				40,015,109
	Leisure Products 0.4%
	Playtika Holding Corp., Term B Loans, 7.645%, (1-month USD LIBOR + 6.00%), 12/10/24	United States	4,950,000	5,004,143
[h,i]	PUG LLC (Viagogo/StubHub), Term B Loan, TBD, 2/13/27	United States	3,726,667	3,722,008
				8,726,151
	Life Sciences Tools & Services 0.3%
	Syneos Health Inc., (INC Research, LLC), Initial Term B Loans, 3.645%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	5,761,407	5,794,535
	Managed Health Care 0.2%
[h,i]	Phoenix Guarantor Inc., Tranche B-1 Term Loan, TBD, 3/05/26	United States	3,951,406	3,971,163
	Metal & Glass Containers 0.0%†
[i]	Aleris International Inc., Term Loan, TBD, 2/27/23	United States	592,481	593,778
	Mortgage REITs 0.1%
	Blackstone Mortgage Trust Inc., 2019 New Term Loans, 3.895%, (1-month USD LIBOR + 2.25%), 4/23/26	United States	1,520,439	1,528,041
	Movies & Entertainment 0.9%
	Lions Gate Capital Holdings LLC, Term A Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	17,803,113	17,691,844
	Office Services & Supplies 0.5%
[h,i]	Pitney Bowes Inc., Term Loan B, TBD, 1/15/25	United States	4,900,000	4,879,542
	West Corp., Term B Loans, 5.645%, (1-month USD LIBOR + 4.00%), 10/10/24	United States	4,831,448	4,134,338
				9,013,880
	Oil & Gas Exploration & Production 4.6%
	Fieldwood Energy LLC, Closing Date Loans, 7.027%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	74,275,433	64,279,222
	Utex Industries Inc.,
	Initial Term Loan (First Lien), 5.645%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	30,689,797	26,316,501
	Second Lien Initial Term Loan, 8.895%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	253,504	141,117
				90,736,840
	Oil & Gas Storage & Transportation 1.7%
	Buckeye Partners LP, Initial Term Loans, 4.531%, (1-month USD LIBOR + 2.75%), 11/01/26	United States	8,374,652	8,467,996
	Centurion Pipeline Co. LLC, Initial Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 9/28/25	United States	6,437,133	6,457,249
[h,i]	Equitrans Midstream Corp., Loans, TBD, 1/31/24	United States	800,000	785,333
  |  18

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Oil & Gas Storage & Transportation (continued)
	Strike LLC, Term Loan, 10.064%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	$16,664,416	$16,643,586
				32,354,164
	Other Diversified Financial Services 1.0%
	Asurion LLC,
	AM No. 14 Replacement B-4 Term Loans, 4.645%, (1-month USD LIBOR + 3.00%), 8/04/22	United States	6,548,930	6,572,670
	Replacement B-6 Term Loans, 4.645%, (1-month USD LIBOR + 3.00%), 11/03/23	United States	9,209,380	9,249,671
	Second Lien Replacement B-2 Term Loans, 8.145%, (1-month USD LIBOR + 6.50%), 8/04/25	United States	169,003	171,495
[h,i]	Maverick Purchaser Sub LLC, first lien, Term Loan, TBD, 1/31/27	United States	2,700,000	2,720,250
				18,714,086
	Packaged Foods & Meats 3.7%
	B&G Foods Inc., Tranche B-4 Term Loan, 4.145%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	1,994,697	2,003,423
	CSM Bakery Supplies LLC,
	Second Lien Term Loan, 9.62%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	15,995,244	15,325,443
	Term Loans, 5.87%, (3-month USD LIBOR + 4.00%), 7/03/20	United States	21,563,389	21,015,313
	JBS USA Lux SA, New Term Loans, 3.645%, (1-month USD LIBOR + 2.00%), 5/01/26	United States	33,564,099	33,787,871
				72,132,050
	Paper Packaging 2.2%
	Berry Global Inc.,
	Term W Loans, 3.677%, (1-month USD LIBOR + 2.00%), 10/01/22	United States	13,400,204	13,496,524
	Term Y Loans, 3.781%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	22,907,743	23,060,469
	Reynolds Group Holdings Inc., U.S. Term Loans, 4.395%, (1-month USD LIBOR + 2.75%), 2/05/23	United States	6,106,687	6,128,158
				42,685,151
	Personal Products 3.4%
[c]	FGI Operating Co. LLC (Freedom Group),
	[f] Term Loan, PIK, 12.00%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	49,349,194	46,639,697
	Term Loan FILO, 9.409% - 9.50%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	13,405,115	13,428,620
[h,i]	Knowlton Development Corp., Initial Term Loan, TBD, 12/21/25	United States	3,010,895	3,019,678
[h]	Sunshine Luxembourg VII SARL (Nestle Skin Health), Facility B1 Commitments, 6.195%, (3-month USD LIBOR + 4.25%), 9/25/26	Luxembourg	3,840,000	3,859,680
				66,947,675
	Pharmaceuticals 3.8%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 5.938%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	4,230,757	4,100,661
[h,i]	eResearch Technology Inc., Initial Term Loan, TBD, 3/31/26	United States	1,709,586	1,730,689
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 3.561%, (1-week USD LIBOR + 2.00%), 11/15/27	United States	25,939,174	26,207,411
	Horizon Pharma Inc., Seventh Amendment Refinancing Term Loans, 4.00%, (1-month USD LIBOR + 2.25%), 5/22/26	United States	18,951,094	19,116,917
  |  19

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Pharmaceuticals (continued)
	Valeant Pharmaceuticals International, Initial Term Loans, 4.67%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	$23,132,042	$23,257,834
				74,413,512
	Railroads 0.1%
	Genesee & Wyoming Inc., Initial Term Loan, 3.906%, (3-month USD LIBOR + 2.00%), 12/30/26	United States	1,871,747	1,888,514
	Research & Consulting Services 0.2%
	Nielsen Finance LLC (VNU Inc.), Class B-4 Term Loans (VNU Inc.), 3.699%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	3,266,412	3,276,620
	Restaurants 0.0%†
	NPC International Inc., Second Lien Initial Term Loan, 9.277%, (3-month USD LIBOR + 7.50%), 4/20/25	United States	8,228,426	329,137
	Semiconductor Equipment 0.2%
	MKS Instruments Inc., Tranche B-6 Term Loans, 3.395%, (1-month USD LIBOR + 1.75%), 2/02/26	United States	4,788,127	4,800,097
	Semiconductors 0.3%
	ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 3.645%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	6,558,303	6,603,372
	Specialized Consumer Services 1.4%
	NVA Holdings Inc.,
	Term B-3 Loan, 6.50%, (Prime + 1.75%), 2/02/25	United States	18,835,100	18,854,237
	Term B-4 Loan, 7.25%, (Prime + 2.50%), 2/02/25	United States	2,015,655	2,023,213
	Sabre GLBL Inc., 2017 Other Term A Loans, 3.895%, (1-month USD LIBOR + 2.25%), 7/01/22	United States	6,320,161	6,338,597
				27,216,047
	Specialty Chemicals 1.3%
	Axalta Coating Systems U.S. Holdings Inc. (DuPont Performance Coatings), Term B-3 Dollar Loan, 3.695%, (3-month USD LIBOR + 1.75%), 6/01/24	United States	14,825,637	14,844,169
	Oxbow Carbon LLC, Tranche B Term Loan, 5.395%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	9,981,000	10,005,952
				24,850,121
	Specialty Stores 5.4%
[h]	Bass Pro Group LLC, Initial Term Loans, 6.645%, (1-month USD LIBOR + 5.00%), 9/25/24	United States	4,890,000	4,885,926
	General Nutrition Centers Inc.,
	FILO Term Loan (ABL), 8.65%, (1-month USD LIBOR + 7.00%), 12/31/22	United States	16,678,686	16,722,385
	Tranche B-2 Term Loans, 10.40%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	42,922,055	40,802,778
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.145%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	6,568,840	6,534,354
	Jo-Ann Stores Inc., Initial Loans, 6.66%, (1-month USD LIBOR + 5.00%), 10/23/23	United States	7,161,757	5,281,796
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.15% - 4.161%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	26,656,451	25,847,241
	PetSmart Inc., Amended Loan, 5.67%, (1-month USD LIBOR + 4.00%), 3/11/22	United States	131,865	131,769
[h,i]	Staples Inc., 2019 Refinancing Term B-1 Loans, TBD, 4/12/26	United States	4,786,351	4,704,585
				104,910,834
  |  20

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
[g]	Senior Floating Rate Interests (continued)
	Systems Software 2.4%
[h]	Dcert Buyer Inc., Initial Term Loans, 5.645%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	$6,662,169	$6,678,824
[h]	Finastra USA Inc., Dollar Term Loan, 5.277%, (3-month USD LIBOR + 3.50%), 6/13/24	United States	9,855,473	9,773,633
	Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 3.395%, (1-month USD LIBOR + 1.75%), 2/15/24	United States	13,304,586	13,353,440
	Hyland Software Inc., First Lien Term Loan, 5.145%, (1-month USD LIBOR + 3.50%), 7/01/24	United States	1,476,262	1,486,105
[h]	Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 4.695%, (3-month USD LIBOR + 2.75%), 2/01/22	United States	4,890,000	4,929,120
	Perforce Software Inc.,
	first lien, Term Loan, 5.895%, (1-month USD LIBOR + 4.25%), 7/08/26	United States	2,593,500	2,599,984
	[h,i] First Lien Term Loan, TBD, 7/08/26	United States	906,000	908,265
[h,i]	Quest Software US Holdings Inc., Term Loan B, TBD, 5/18/25	United States	1,930,000	1,932,212
[h,i]	Sophos (Surf Holdings LLC), Term Loan B, TBD, 3/31/27	United States	3,788,380	3,816,793
[h,i]	Vertafore Inc., Initial Term Loans, TBD, 7/02/25	United States	1,445,783	1,431,325
				46,909,701
	Trucking 2.4%
	Avis Budget Car Rental LLC, Tranche B Term Loans, 3.65%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	30,224,748	30,318,958
	Hertz Corp., Tranche B-1 Term Loan, 4.395%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	11,190,442	11,272,043
[h,i]	The Kenan Advantage Group, Inc., Initial Canadian Term Loan, TBD, 7/29/22	United States	945,212	944,819
[h,i]	Kenan Advantage Group, Inc., Initial U.S. Term Loans, TBD, 7/31/22	United States	3,974,788	3,973,130
				46,508,950
	Total Senior Floating Rate Interests (Cost $1,692,724,480)			1,637,515,020
	Asset-Backed Securities 6.4%
	Other Diversified Financial Services 6.4%
[j,k]	Alinea CLO Ltd., 2018-1A, C, 144A, FRN, 3.719%, (3-month USD LIBOR + 1.90%), 7/20/31	United States	7,000,000	6,835,290
[j,k]	Annisa CLO Ltd., 2016-2A, CR, 144A, FRN, 3.819%, (3-month USD LIBOR + 2.00%), 7/20/31	United States	1,800,000	1,768,950
[j,k]	ARES XXXVII CLO Ltd., 2015-4A, BR, 144A, FRN, 3.631%, (3-month USD LIBOR + 1.80%), 10/15/30	United States	4,908,000	4,887,730
[j,l]	Atrium XIV LLC, 14A, B, 144A, FRN, 3.543%, 8/23/30	United States	6,300,000	6,306,174
[j,l]	BlueMountain CLO XXII Ltd., 2018-1A, B, 144A, FRN, 3.47%, 7/30/30	United States	10,330,510	10,318,423
[j,k]	Bristol Park CLO Ltd., 2016-1A, A, 144A, FRN, 3.251%, (3-month USD LIBOR + 1.42%), 4/15/29	United States	25,000,000	25,031,500
[j,l]	Cole Park CLO Ltd., 2015-1A, CR, 144A, FRN, 3.819%, 10/20/28	United States	2,500,000	2,503,675
[j,l]	Dryden 40 Senior Loan Fund, 2015-40A, CR, 144A, FRN, 4.01%, 8/15/31	United States	2,000,000	1,991,720
[j,l]	Dryden 70 CLO Ltd., 2018-70A, B, 144A, FRN, 3.543%, 1/16/32	United States	5,880,435	5,863,499
[j]	Emerson Park CLO Ltd., 2013-1A, C2R, 144A, 4.055%, 7/15/25	United States	3,600,000	3,603,672
[j,l]	Galaxy XXV CLO Ltd.,
	2018-25A, B, 144A, FRN, 3.444%, 10/25/31	United States	4,000,000	3,996,680
	2018-25A, C, 144A, FRN, 3.794%, 10/25/31	United States	500,000	491,410
  |  21

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
	Asset-Backed Securities (continued)
	Other Diversified Financial Services (continued)
[j,l]	LCM XVI LP, 2016A, BR2, 144A, FRN, 3.581%, 10/15/31	United States	$6,399,083	$6,382,829
[j,k]	LCM XXIV Ltd., 24A, A, 144A, FRN, 3.129%, (3-month USD LIBOR + 1.31%), 3/20/30	United States	17,000,000	17,012,580
[j,k]	Madison Park Funding Ltd., 2018-28A, C, 144A, FRN, 3.681%, (3-month USD LIBOR + 1.85%), 7/15/30	United States	7,000,000	6,981,240
[j,k]	Madison Park Funding XI Ltd., 2013-11, CR, 144A, FRN, 4.006%, (3-month USD LIBOR + 2.20%), 7/23/29	United States	2,040,000	2,040,490
[j,l]	Octagon Investment Partners 38, 2018-1A, A3A, 144A, FRN, 3.489%, 7/20/30	United States	3,484,000	3,487,972
[j,l]	Voya CLO Ltd.,
	2018-4A, B, 144A, FRN, 3.681%, 1/15/32	United States	14,285,714	14,325,143
	2018-4A, C1, 144A, FRN, 4.381%, 1/15/32	United States	3,000,000	3,011,760
	Total Asset-Backed Securities (Cost $127,054,088)			126,840,737
			Shares/Units
	Escrows and Litigation Trusts 0.0%
[a,c]	Millennium Corporate Claim Trust, Escrow Account	United States	13,585,837	—
[a,c]	Millennium Lender Claim Trust, Escrow Account	United States	13,585,837	—
[a,b,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	170,300	—
	Total Escrows and Litigation Trusts (Cost $—)			—
	Total Investments before Short Term Investments (Cost $1,993,764,370)			1,868,381,922
			Shares
	Short Term Investments 7.9%
	Money Market Funds (Cost $117,747,063) 6.0%
[e,m]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	117,747,063	117,747,063
  |  22

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Floating Rate Daily Access Fund (continued)
		Country	Principal Amount*	Value
	Short Term Investments (continued)
	Repurchase Agreements (Cost $36,518,733) 1.9%
[n]
Joint Repurchase Agreement, 1.568%, 2/03/20 (Maturity Value $36,523,506)

BNP Paribas Securities Corp. (Maturity Value $16,928,645)

Deutsche Bank Securities Inc. (Maturity Value $5,487,657)

HSBC Securities (USA) Inc. (Maturity Value $14,107,204)

Collateralized by U.S. Government Agency Securities, 2.625% - 5.00%, 9/06/24 - 12/20/49; U.S. Government Agency Strips, 5/15/21 - 11/15/39; [o]U.S. Treasury Bills, 2/06/20 - 1/28/21; U.S. Treasury Bonds, 2.875% - 4.375%, 11/15/39 - 8/15/45; U.S. Treasury Bonds, Index Linked, 2.00%, 1/15/26; and U.S. Treasury Notes, 1.375% - 2.625%, 3/31/21 - 12/31/25 (valued at $37,251,563)
		United States	$36,518,733	$36,518,733
	Total Investments (Cost $2,148,030,166) 103.2%			2,022,647,718
	Other Assets, less Liabilities (3.2)%			(63,485,179)
	Net Assets 100.0%			$1,959,162,539

See Abbreviations on page 113.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]See Note 7 regarding investments in affiliated management investment companies.
[f]Income may be received in additional securities and/or cash.
[g]The coupon rate shown represents the rate at period end.
[h]A portion or all of the security purchased on a delayed delivery basis.
[i]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[j]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $126,840,737, representing 6.4% of net assets.
[k]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[l]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[m]The rate shown is the annualized seven-day effective yield at period end.
[n]Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2020, all repurchase agreements had been entered into on that date.
[o]The security was issued on a discount basis with no stated coupon rate.
  |  23

Franklin Investors Securities Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin Low Duration Total Return Fund
		Country/Organization	Shares/Warrants		Value
	Common Stocks and Other Equity Interests 0.0%†
	Commercial & Professional Services 0.0%†
[a]	Remington Outdoor Co. Inc.	United States	170,787		$106,742
	Energy 0.0%†
[a]	Battalion Oil Corp.	United States	227		2,501
[a,b]	Battalion Oil Corp., wts., A, 10/08/22	United States	1,093		291
[a,b]	Battalion Oil Corp., wts., B, 10/08/22	United States	1,366		217
[a,b]	Battalion Oil Corp., wts., C, 10/08/22	United States	1,757		140
	Riviera Resources Inc.	United States	2,835		20,837
					23,986
	Materials 0.0%†
[a,b,c]	Appvion Operations Inc.	United States	24,739		359,108
[a]	Verso Corp., A	United States	1,387		23,371
[a]	Verso Corp., wts., 7/25/23	United States	146		343
					382,822
	Retailing 0.0%†
[a,b,c]	K2016470219 South Africa Ltd., A	South Africa	12,326,925		8,216
[a,b,c]	K2016470219 South Africa Ltd., B	South Africa	1,226,701		818
					9,034
	Total Common Stocks and Other Equity Interests (Cost $6,076,703)				522,584

	Management Investment Companies 1.7%
	Diversified Financials 1.7%
[d]	Franklin Floating Rate Income Fund	United States	2,389,308		19,998,505
	Invesco Senior Loan ETF	United States	1,629,000		36,831,690
	Total Management Investment Companies (Cost $60,536,785)				56,830,195
			Principal Amount*
	Corporate Bonds 19.0%
	Automobiles & Components 0.0%†
	Aptiv Corp., senior bond, 4.15%, 3/15/24	United States	900,000		969,160
	Banks 4.9%
[e]	Akbank T.A.S., senior note, 144A, 5.125%, 3/31/25	Turkey	2,200,000		2,249,795
[f]	Banca Monte dei Paschi di Siena SpA,
	secured note, Reg S, 2.875%, 4/16/59	Italy	6,300,000	EUR	7,235,657
	secured note, Reg S, 2.875%, 7/16/62	Italy	1,500,000	EUR	1,851,521
	secured note, Reg S, 2.125%, 11/26/63	Italy	2,000,000	EUR	2,440,390
[f]	Banca Popolare di Milano Scarl,
	secured note, Reg S, 0.875%, 9/14/23	Italy	900,000	EUR	1,021,796
	secured note, Reg S, 0.625%, 6/08/24	Italy	2,800,000	EUR	3,161,565
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  24

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Corporate Bonds (continued)
	Banks (continued)
[f]	Banco BPM SpA, secured note, Reg S, 0.75%, 3/31/23	Italy	1,700,000	EUR	$1,918,777
	Bank of America Corp.,
	senior note, 2.369% to 7/20/20, FRN thereafter, 7/21/21	United States	6,800,000		6,819,096
	senior note, 3.55% to 3/05/23, FRN thereafter, 3/05/24	United States	10,350,000		10,838,181
[f]	Bank of China Ltd., senior note, Reg S, 2.875%, 4/20/22	China	1,000,000		1,015,695
	Bank of Nova Scotia, secured note, 1.875%, 4/26/22	Canada	100,000		100,341
	Barclays PLC, senior note, 4.61% to 2/14/22, FRN thereafter, 2/15/23	United Kingdom	6,300,000		6,603,308
[f]	China Construction Bank Corp., senior note, Reg S, 2.75%, 12/04/20	China	1,000,000		1,004,770
	Citibank NA, senior note, 3.165% to 2/19/22, FRN thereafter, 2/19/22	United States	5,950,000		6,034,128
	Citigroup Inc.,
	senior note, 2.40%, 2/18/20	United States	11,300,000		11,302,706
	senior note, 2.65%, 10/26/20	United States	6,050,000		6,093,256
	senior note, 2.35%, 8/02/21	United States	5,400,000		5,449,679
	senior note, 2.90%, 12/08/21	United States	6,000,000		6,117,252
	senior note, 2.75%, 4/25/22	United States	5,800,000		5,908,122
	HSBC Holdings PLC,
	senior note, 4.30%, 3/08/26	United Kingdom	800,000		887,117
	senior note, 3.262% to 3/13/22, FRN thereafter, 3/13/23	United Kingdom	1,400,000		1,436,680
	Industrial & Commercial Bank of China Ltd.,
	senior note, 2.452%, 10/20/21	China	1,900,000		1,909,346
	senior note, 2.957%, 11/08/22	China	9,400,000		9,606,446
[e]	Kookmin Bank, secured note, 144A, 2.25%, 2/03/22	South Korea	1,800,000		1,803,672
[f]	Realkredit Danmark A/S, secured bond, Reg S, 1.00%, 4/01/27	Denmark	36,840,000	DKK	5,890,332
	Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	6,400,000		6,415,065
[e]	Standard Chartered PLC, senior note, 144A, 3.885% to 3/15/23, FRN thereafter, 3/15/24	United Kingdom	10,000,000		10,483,338
[e]	The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/22	Canada	12,900,000		12,994,569
	Truist Bank, senior note, 3.525% to 10/25/20, FRN thereafter, 10/26/21	United States	5,000,000		5,067,242
[f]	Turkiye Vakiflar Bankasi TAO, secured note, Reg S, 2.375%, 11/04/22	Turkey	5,600,000	EUR	6,322,328
[e]	Westpac Banking Corp.,
	secured note, 144A, 2.10%, 2/25/22	Australia	9,700,000		9,744,225
	senior secured note, 144A, 2.25%, 11/09/21	Australia	6,300,000		6,327,997
					166,054,392
	Capital Goods 0.4%
	CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	5,100,000		5,262,944
[g]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	347,593		318,917
	United Technologies Corp., senior note, 4.50%, 4/15/20	United States	7,500,000		7,542,472
					13,124,333
  |  25

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Corporate Bonds (continued)
	Consumer Services 0.4%
[e]	1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	4,000,000		$4,093,340
	Marriott International Inc., senior note, 2.875%, 3/01/21	United States	10,000,000		10,111,773
					14,205,113
	Diversified Financials 3.4%
	American Express Co., senior note, 3.70%, 8/03/23	United States	6,800,000		7,231,309
	Capital One Financial Corp.,
	senior note, 2.50%, 5/12/20	United States	3,900,000		3,905,164
	senior note, 3.45%, 4/30/21	United States	6,800,000		6,933,123
	senior note, 3.05%, 3/09/22	United States	13,800,000		14,136,054
[h]	Cia Securitizadora de Creditos Financeiros Vert-Fintech, senior secured note, FRN, 5.96%, (BZDIOVRA + 5.75%), 2/14/24	Brazil	5,316[i]	BRL	1,315,789
[h]	Deutsche Bank AG, senior note, FRN, 3.209%, (3-month USD LIBOR + 1.31%), 8/20/20	Germany	7,600,000		7,627,578
[e]	Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	4,800,000		4,898,641
	GE Capital International Funding Co., senior note, 2.342%, 11/15/20	United States	2,000,000		2,007,188
	The Goldman Sachs Group Inc.,
	senior note, 2.625%, 4/25/21	United States	12,000,000		12,118,868
	senior note, 2.35%, 11/15/21	United States	4,000,000		4,018,688
	senior note, 3.75%, 5/22/25	United States	1,000,000		1,077,498
	[h] senior note, FRN, 3.094%, (3-month USD LIBOR + 1.20%), 9/15/20	United States	23,500,000		23,639,207
[e]	ICBCIL Finance Co. Ltd., senior note, 144A, 2.50%, 9/29/21	China	500,000		500,135
	Jyske Realkredit A/S, secured note, 1.00%, 4/01/26	Denmark	61,260,000	DKK	9,734,241
	Morgan Stanley,
	senior note, 2.80%, 6/16/20	United States	6,600,000		6,624,528
	senior note, 3.70%, 10/23/24	United States	1,400,000		1,510,464
	Navient Corp., senior bond, 8.00%, 3/25/20	United States	1,936,000		1,952,872
[e]	Pricoa Global Funding I, secured note, 144A, 3.45%, 9/01/23	United States	7,200,000		7,626,210
					116,857,557
	Energy 1.0%
[e]	Aker BP ASA, senior note, 144A, 4.75%, 6/15/24	Norway	1,800,000		1,876,176
	CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	1,700,000		1,802,777
	Enterprise Products Operating LLC, senior note, 3.35%, 3/15/23	United States	850,000		886,208
[e]	Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	2,900,000		3,097,579
	Kinder Morgan Inc., senior note, 3.15%, 1/15/23	United States	9,300,000		9,615,304
	Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	50,000		48,375
	Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 2/01/21	United States	10,400,000		10,678,354
[j]	Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	1,900,000		99,845
[e]	Sinopec Group Overseas Development 2015 Ltd.,
	senior note, 144A, 2.50%, 4/28/20	China	1,800,000		1,801,992
	senior note, 144A, 3.25%, 4/28/25	China	1,000,000		1,050,799
	The Williams Cos. Inc., senior bond, 4.125%, 11/15/20	United States	1,700,000		1,717,666
					32,675,075
  |  26

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Food & Staples Retailing 0.1%
[e]	Cencosud SA, senior note, 144A, 4.375%, 7/17/27	Chile	2,900,000	$2,968,740
	Food, Beverage & Tobacco 0.3%
	BAT Capital Corp., senior note, 2.764%, 8/15/22	United Kingdom	3,000,000	3,061,433
	Bunge Ltd. Finance Corp., senior note, 3.50%, 11/24/20	United States	3,100,000	3,140,816
[e]	Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	United Kingdom	1,695,000	1,826,765
	Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	100,000	109,579
				8,138,593
	Health Care Equipment & Services 1.6%
	Anthem Inc.,
	senior note, 2.50%, 11/21/20	United States	7,800,000	7,845,799
	senior note, 2.95%, 12/01/22	United States	100,000	102,924
	Centene Corp., senior note, 4.75%, 5/15/22	United States	4,000,000	4,077,270
[e]	CHS/Community Health Systems Inc., senior note, 144A, 8.125%, 6/30/24	United States	1,500,000	1,351,470
	Cigna Corp.,
	senior note, 3.40%, 9/17/21	United States	5,800,000	5,953,958
	senior note, 3.75%, 7/15/23	United States	3,900,000	4,126,715
	[e] senior note, 144A, 4.75%, 11/15/21	United States	6,700,000	7,042,422
	CVS Health Corp.,
	senior note, 2.80%, 7/20/20	United States	2,800,000	2,810,291
	senior note, 2.125%, 6/01/21	United States	4,100,000	4,119,219
	senior note, 3.70%, 3/09/23	United States	7,000,000	7,345,914
	Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	300,000	341,128
	HCA Inc., senior note, 7.50%, 2/15/22	United States	2,050,000	2,253,913
	Zimmer Holdings Inc., senior note, 2.70%, 4/01/20	United States	7,500,000	7,504,836
				54,875,859
	Household & Personal Products 0.3%
	Avon Products Inc., senior bond, 7.00%, 3/15/23	United Kingdom	5,835,000	6,420,320
	The Procter & Gamble Co., senior note, 1.70%, 11/03/21	United States	3,200,000	3,213,667
				9,633,987
	Insurance 0.8%
[e]	Athene Global Funding, secured note, 144A, 2.75%, 6/25/24	United States	1,100,000	1,130,511
[e]	Jackson National Life Global Funding,
	secured note, 144A, 2.25%, 4/29/21	United States	50,000	50,385
	secured note, 144A, 2.10%, 10/25/21	United States	25,000	25,195
	secured note, 144A, 3.30%, 2/01/22	United States	12,000,000	12,372,875
[e]	Metropolitan Life Global Funding I,
	secured note, 144A, 3.375%, 1/11/22	United States	8,400,000	8,670,054
	senior secured bond, 144A, 3.875%, 4/11/22	United States	5,900,000	6,178,342
				28,427,362
  |  27

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Materials 0.9%
[e,i]	Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	5,600,000	$5,634,720
[f]	CNAC HK Finbridge Co. Ltd., senior note, Reg S, 3.875%, 6/19/29	China	4,700,000	5,007,226
[e]	FMG Resources (August 2006) Pty. Ltd., senior note, 144A, 4.75%, 5/15/22	Australia	4,900,000	5,046,559
[e]	Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	3,500,000	3,657,201
[e]	Glencore Funding LLC, senior note, 144A, 3.00%, 10/27/22	Switzerland	2,200,000	2,233,565
[e]	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	4,000,000	4,283,340
[e]	SABIC Capital II BV, senior note, 144A, 4.50%, 10/10/28	Saudi Arabia	400,000	450,431
[e]	Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	950,000	1,012,144
[e]	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	4,000,000	4,138,340
				31,463,526
	Media & Entertainment 1.1%
[e]	Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	2,000,000	2,141,100
	Baidu Inc., senior note, 4.375%, 5/14/24	China	6,500,000	7,020,655
	CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.125%, 2/15/23	United States	3,800,000	3,847,462
	Comcast Corp., senior note, 3.45%, 10/01/21	United States	12,000,000	12,358,269
	DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	3,000,000	3,155,340
[e]	Sirius XM Radio Inc., senior note, 144A, 4.625%, 7/15/24	United States	700,000	727,272
[e]	Tencent Holdings Ltd., senior note, 144A, 2.985%, 1/19/23	China	9,200,000	9,419,067
				38,669,165
	Pharmaceuticals, Biotechnology & Life Sciences 1.3%
[e]	AbbVie Inc.,
	senior note, 144A, 2.30%, 11/21/22	United States	7,500,000	7,592,169
	senior note, 144A, 2.95%, 11/21/26	United States	500,000	516,888
	Allergan Funding SCS,
	senior bond, 3.80%, 3/15/25	United States	600,000	644,740
	senior note, 3.45%, 3/15/22	United States	10,500,000	10,812,418
[e]	Bayer U.S. Finance II LLC, senior note, 144A, 3.875%, 12/15/23	Germany	5,800,000	6,199,084
	Biogen Inc., senior note, 2.90%, 9/15/20	United States	11,500,000	11,579,403
[e]	Bristol-Myers Squibb Co., senior note, 144A, 2.25%, 8/15/21	United States	7,900,000	7,977,261
				45,321,963
	Real Estate 0.1%
[f]	China Overseas Finance Cayman VII Ltd., senior note, Reg S, 4.25%, 4/26/23	China	2,500,000	2,630,482
	Retailing 0.4%
	Alibaba Group Holding Ltd., senior note, 2.80%, 6/06/23	China	1,100,000	1,124,723
	Amazon.com Inc., senior note, 2.40%, 2/22/23	United States	4,150,000	4,251,324
	Dollar Tree Inc., senior note, 3.70%, 5/15/23	United States	8,800,000	9,285,238
[b,e,g]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	991,639	1,239
  |  28

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Retailing (continued)
[b,e,g]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	261,136	$1,306
				14,663,830
	Semiconductors & Semiconductor Equipment 0.0%†
	Maxim Integrated Products Inc., senior note, 3.45%, 6/15/27	United States	800,000	850,927
	Telecommunication Services 0.2%
	CenturyLink Inc., senior note, Series S, 6.45%, 6/15/21	United States	4,700,000	4,943,225
[e]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, first lien, 144A, 3.36%, 3/20/23	United States	1,093,750	1,104,004
				6,047,229
	Transportation 0.7%
	American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 12/15/29	United States	42,725	45,656
[e]	DAE Funding LLC, senior note, 144A, 4.00%, 8/01/20	United Arab Emirates	4,100,000	4,137,464
	FedEx Corp.,
	senior bond, 3.20%, 2/01/25	United States	850,000	897,677
	senior note, 3.40%, 1/14/22	United States	3,900,000	4,017,975
[e]	Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%, 7/10/42	Kazakhstan	4,200,000	5,958,204
[e]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	2,400,000	2,648,244
[f]	RZD Capital PLC, (Russian Railways), loan participation, senior bond, Reg S, 5.70%, 4/05/22	Russia	5,900,000	6,348,241
				24,053,461
	Utilities 1.1%
	AES Corp., senior note, 4.00%, 3/15/21	United States	2,750,000	2,788,500
[f]	CGNPC International Ltd., senior note, Reg S, 3.75%, 12/11/27	China	2,100,000	2,258,477
	Dominion Energy Inc.,
	junior sub. note, 2.579%, 7/01/20	United States	5,200,000	5,215,864
	senior bond, 2.85%, 8/15/26	United States	1,300,000	1,347,793
	Duke Energy Indiana Inc., senior secured bond, 3.75%, 7/15/20	United States	100,000	100,921
[e,k]	EDF SA, junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	2,200,000	2,314,590
[e]	Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	1,400,000	1,539,531
[e]	Korea East-West Power Co. Ltd., senior note, 144A, 3.875%, 7/19/23	South Korea	4,800,000	5,095,944
	PSEG Power LLC, senior note, 3.00%, 6/15/21	United States	7,700,000	7,826,416
	The Southern Co.,
	senior bond, 3.25%, 7/01/26	United States	850,000	905,686
	senior note, 2.35%, 7/01/21	United States	6,500,000	6,551,952
[e]	Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.70%, 6/10/25	China	2,100,000	2,254,240
				38,199,914
	Total Corporate Bonds (Cost $639,490,909)			649,830,668
  |  29

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Senior Floating Rate Interests 2.2%
	Automobiles & Components 0.1%
	Adient U.S. LLC, Initial Term Loans, 6.144% - 6.195%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	2,059,650	$2,065,658
	Thor Industries Inc., Initial USD Term Loans, 5.438%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	1,767,242	1,775,328
				3,840,986
	Capital Goods 0.0%†
[l]	Altra Industrial Motion Corp., Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	643,427	647,084
	Doncasters U.S. Finance LLC, Second-Lien Term Loans, 10.195%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	881,575	101,932
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.16%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	254,234	246,607
				995,623
	Commercial & Professional Services 0.2%
[l,m]	Pitney Bowes Inc., Term Loan B, TBD, 1/15/25	United States	600,000	597,495
[l]	Prime Security Services Borrower LLC, Term B-1 Facility, 5.01%, (1-month USD LIBOR + 3.25%), 9/12/26	United States	623,437	625,559
	United Rentals North America Inc., Initial Term Loans, 3.395%, (1-month USD LIBOR + 1.75%), 10/31/25	United States	4,671,706	4,698,821
				5,921,875
	Consumer Durables & Apparel 0.0%†
[l,m]	Champ Acquisition Corp., Initial Term Loan, TBD, 12/21/25	United States	380,000	380,356
[l,m]	PUG LLC (Viagogo/StubHub), Term B Loan, TBD, 2/13/27	United States	333,333	332,917
				713,273
	Consumer Services 0.2%
	Aristocrat Technologies Inc., Term B-3 Loans, 3.577%, (3-month USD LIBOR + 1.75%), 10/19/24	United States	2,021,272	2,029,426
[l]	Caesars Resort Collection LLC, Term B Loans, 4.395%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	1,500,000	1,501,662
	Eldorado Resorts Inc., Initial Term Loan, 3.938%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	810,993	811,495
	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans, 3.411%, (1-month USD LIBOR + 1.75%), 6/17/26	United States	1,650,000	1,664,566
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 3.408%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,786,364	1,796,407
				7,803,556
  |  30

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Senior Floating Rate Interests (continued)
	Energy 0.2%
	Buckeye Partners LP, Initial Term Loans, 4.531%, (1-month USD LIBOR + 2.75%), 11/01/26	United States	2,000,000	$2,022,292
	Fieldwood Energy LLC, Closing Date Loans, 7.027%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	4,260,617	3,687,210
	Utex Industries Inc.,
	Initial Term Loan (First Lien), 5.645%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	682,782	585,486
	Second Lien Initial Term Loan, 8.895%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	71,339	39,712
				6,334,700
	Food & Staples Retailing 0.0%†
	Aramark Corp., U.S. Term B-3 Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	95,905	96,445
	Food, Beverage & Tobacco 0.1%
	CSM Bakery Supplies LLC, Second Lien Term Loan, 9.62%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	772,195	739,859
	JBS USA Lux SA, New Term Loans, 3.645%, (1-month USD LIBOR + 2.00%), 5/01/26	United States	3,776,275	3,801,451
				4,541,310
	Health Care Equipment & Services 0.1%
	HCA Inc., Term Loan B13, 3.395%, (1-month USD LIBOR + 1.75%), 3/18/26	United States	1,309,537	1,318,541
	IQVIA Inc., Term B-2 Dollar Loans, 3.695%, (3-month USD LIBOR + 1.75%), 1/20/25	United States	3,523,184	3,541,532
				4,860,073
	Household & Personal Products 0.1%
[b]	FGI Operating Co. LLC (Freedom Group),
	[g] Term Loan, PIK, 12.00%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	1,127,822	1,065,899
	Term Loan FILO, 9.409% - 9.50%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	2,140,156	2,143,908
[l,m]	Knowlton Development Corp., Initial Term Loan, TBD, 12/21/25	United States	274,462	275,263
				3,485,070
	Insurance 0.0%†
[l,m]	Alliant Holdings Intermediate LLC, Initial Term Loan, TBD, 5/10/25	United States	300,000	300,141
	Materials 0.1%
	Appvion Operations, Inc.,
	Term Loan, 7.79%, (1-month USD LIBOR + 6.00%), 6/15/26	United States	198,400	200,384
	Term Loan, 7.91%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	352,038	355,558
[l]	Berry Global Inc., Term Y Loans, 3.781%, (1-month USD LIBOR + 2.00%), 7/01/26	United States	631,579	635,790
	Oxbow Carbon LLC, Tranche B Term Loan, 5.395%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	540,000	541,350
				1,733,082
  |  31

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Senior Floating Rate Interests (continued)
	Media & Entertainment 0.3%
	Charter Communications Operating LLC, Term A-2 Loan, 3.15%, (1-month USD LIBOR + 1.50%), 3/31/23	United States	1,115,313	$1,112,177
	CSC Holdings LLC, March 2017 Incremental Term Loans, 3.926%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	2,187,255	2,196,816
	Gray Television Inc., Term C Loan, 4.281%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	321,812	323,790
	Lions Gate Capital Holdings LLC, Term A Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	142,907	142,014
	Live Nation Entertainment Inc., Term Loan B, 3.438%, (1-month USD LIBOR + 1.75%), 10/17/26	United States	1,288,865	1,291,544
	Mediacom Illinois LLC, Tranche N Term Loan, 3.32%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	3,485,626	3,503,026
				8,569,367
	Pharmaceuticals, Biotechnology & Life Sciences 0.2%
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 3.561%, (1-week USD LIBOR + 2.00%), 11/15/27	United States	1,214,106	1,226,661
[l]	Horizon Pharma Inc., Seventh Amendment Refinancing Term Loans, 4.00%, (1-month USD LIBOR + 2.25%), 5/22/26	United States	1,452,527	1,465,237
	Syneos Health Inc., (INC Research, LLC), Initial Term B Loans, 3.645%, (1-month USD LIBOR + 2.00%), 8/01/24	United States	2,398,559	2,412,351
	Valeant Pharmaceuticals International,
	First Incremental Term Loan, 4.42%, (1-month USD LIBOR + 2.75%), 11/27/25	United States	1,700,000	1,707,893
	Initial Term Loans, 4.67%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	466,318	468,854
				7,280,996
	Real Estate 0.0%†
[l,m]	Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, TBD, 8/21/25	United States	79,057	79,487
	Retailing 0.1%
	Ascena Retail Group Inc., Tranche B Term Loan, 6.188%, (1-month USD LIBOR + 4.50%), 8/21/22	United States	923,784	630,482
[l]	Bass Pro Group LLC, Initial Term Loans, 6.645%, (1-month USD LIBOR + 5.00%), 9/25/24	United States	748,087	747,464
	General Nutrition Centers Inc., Tranche B-2 Term Loans, 10.40%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	1,166,711	1,109,105
[l]	Harbor Freight Tools USA Inc., Refinancing Loans, 4.145%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	997,447	992,210
[l,m]	Staples Inc., 2019 Refinancing Term B-1 Loans, TBD, 4/12/26	United States	487,805	479,472
				3,958,733
	Semiconductors & Semiconductor Equipment 0.1%
	MKS Instruments Inc., Tranche B-6 Term Loans, 3.395%, (1-month USD LIBOR + 1.75%), 2/02/26	United States	465,969	467,134
	ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 3.645%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	3,226,293	3,248,464
				3,715,598
  |  32

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Senior Floating Rate Interests (continued)
	Software & Services 0.1%
[l]	Dcert Buyer Inc., Initial Term Loans, 5.645%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	400,000	$401,000
	Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 3.395%, (1-month USD LIBOR + 1.75%), 2/15/24	United States	1,345,628	1,350,569
	Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 4.695%, (3-month USD LIBOR + 2.75%), 2/01/22	United States	997,436	1,005,415
	LegalZoom.com Inc., 2018 Term Loans, 6.145%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	229,536	231,258
[l,m]	Sophos (Surf Holdings LLC), Term Loan B, TBD, 3/31/27	United States	343,078	345,651
	TIBCO Software Inc., Term B-2 Loans, 5.74%, (1-month USD LIBOR + 4.00%), 6/30/26	United States	1,376,550	1,385,143
				4,719,036
	Technology Hardware & Equipment 0.1%
[l]	CommScope Inc., Initial Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	1,800,000	1,805,391
	Telecommunication Services 0.1%
	Global Tel*Link Corp.,
	First Lien Term Loan, 5.895%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	950,733	912,466
	Second Lien Term Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	242,354	215,442
	Securus Technologies Holdings Inc.,
	Initial Term Loan, 6.145%, (1-month USD LIBOR + 4.50%), 11/01/24	United States	347,342	273,206
	Second Lien Initial Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	790,636	384,743
[l]	Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	1,190,816	1,193,049
				2,978,906
	Transportation 0.1%
	Air Canada, Term Loans, 3.408%, (1-month USD LIBOR + 1.75%), 10/06/23	Canada	34,513	34,664
	Allegiant Travel Co., Class B Term Loans, 6.394%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	308,723	310,073
	Avis Budget Car Rental LLC, Tranche B Term Loans, 3.65%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	1,516,889	1,521,618
	Genesee & Wyoming Inc., Initial Term Loan, 3.906%, (3-month USD LIBOR + 2.00%), 12/30/26	United States	535,484	540,280
				2,406,635
  |  33

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Senior Floating Rate Interests (continued)
	Utilities 0.0%†
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 4.90%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	40,424		$40,407
	Term B Advance, 5.20%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	98,116		98,075
					138,482
	Total Senior Floating Rate Interests (Cost $77,865,741)				76,278,765
	Marketplace Loans 0.9%
	Diversified Financials 0.9%
[b]	Lending Club, 6.00% - 28.80%, 9/19/21 - 10/25/24	United States	25,360,956		23,803,133
[b]	Lending Club LCX, 6.46% - 25.00%, 4/23/22 - 7/29/24	United States	2,490,585		2,397,673
[b]	Upgrade, 13.64% - 30.51%, 9/05/22 - 11/07/24	United States	4,049,369		3,809,228
	Total Marketplace Loans (Cost $31,726,584)				30,010,034
	Foreign Government and Agency Securities 6.1%
[e]	Angolan Government International Bond, senior note, 144A, 8.25%, 5/09/28	Angola	8,900,000		9,609,303
[f]	Banque Centrale de Tunisie International Bond, senior note, Reg S, 5.625%, 2/17/24	Tunisia	8,700,000	EUR	9,611,113
[e]	Banque Ouest Africaine de Developpement, senior note, 144A, 5.00%, 7/27/27	Supranational[n]	3,900,000		4,221,204
[e]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	331,200,000	DOP	6,232,360
[e]	The Export-Import Bank of China, senior note, 144A, 3.625%, 7/31/24	China	2,100,000		2,255,717
[e]	The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	3,400,000		3,609,372
	The Export-Import Bank of Korea, senior note, 2.875%, 1/21/25	South Korea	2,000,000		2,090,185
[e]	Government of Belarus International Bond, senior note, 144A, 7.625%, 6/29/27	Belarus	6,900,000		7,988,924
	Government of Colombia,
	senior bond, 9.85%, 6/28/27	Colombia	21,735,000,000	COP	8,060,983
	senior bond, 5.00%, 6/15/45	Colombia	7,000,000		8,522,045
[e]	Government of Gabon,
	144A, 6.375%, 12/12/24	Gabon	9,600,000		10,340,170
	[o] senior note, 144A, 6.625%, 2/06/31	Gabon	5,700,000		5,713,415
[e]	Government of Indonesia, senior bond, 144A, 4.35%, 1/08/27	Indonesia	300,000		332,361
[e]	Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	9,600,000		9,266,842
[e]	Government of Kazakhstan, senior bond, 144A, 4.875%, 10/14/44	Kazakhstan	4,600,000		5,809,105
	Government of Mexico, senior note, 4.15%, 3/28/27	Mexico	9,200,000		10,028,092
	Government of Peru, senior bond, 6.55%, 3/14/37	Peru	2,600,000		3,960,931
[e]	Government of Russia, senior note, 144A, 4.875%, 9/16/23	Russia	1,000,000		1,095,281
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	126,400,000	ZAR	7,160,646
[e]	Government of Ukraine, senior bond, 144A, 7.375%, 9/25/32	Ukraine	8,900,000		9,863,300
[p]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	247,835,878	UYU	6,501,613
[f]	Italy Buoni Poliennali Del Tesoro, Reg S, 0.35%, 2/01/25	Italy	61,800,000	EUR	68,653,361
  |  34

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	The Korea Development Bank, senior note, 3.375%, 3/12/23	South Korea	7,100,000		$7,442,442
	Nota do Tesouro Nacional, 10.00%, 1/01/21	Brazil	2,350[i]	BRL	575,117
	Total Foreign Government and Agency Securities (Cost $204,393,892)				208,943,882
	U.S. Government and Agency Securities 12.5%
	U.S. Treasury Note,
	2.25%, 7/31/21	United States	39,000,000		39,487,500
	2.125%, 9/30/21	United States	117,000,000		118,439,649
	2.00%, 12/31/21	United States	35,000,000		35,426,563
	[p] Index Linked, 0.125%, 4/15/21	United States	19,534,546		19,491,979
	[p] Index Linked, 0.125%, 1/15/22	United States	40,911,299		41,016,245
	[p] Index Linked, 0.125%, 7/15/22	United States	21,251,398		21,434,531
	[p] Index Linked, 0.625%, 4/15/23	United States	104,586,728		106,946,647
	[p] Index Linked, 0.375%, 7/15/23	United States	32,162,889		32,862,665
	[p] Index Linked, 0.25%, 1/15/25	United States	1,455,178		1,488,696
	[p] Index Linked, 0.375%, 7/15/25	United States	1,301,553		1,348,059
	[p] Index Linked, 0.625%, 1/15/26	United States	3,139,228		3,292,051
	[p] Index Linked, 0.125%, 7/15/26	United States	3,004,551		3,076,273
	[p] Index Linked, 0.375%, 7/15/27	United States	4,037,701		4,215,355
	Total U.S. Government and Agency Securities (Cost $424,428,452)				428,526,213
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 49.8%
	Banks 0.5%
[e,q]	BX Commercial Mortgage Trust,
	2018-IND, A, 144A, FRN, 2.426%, 11/15/35	United States	4,585,864		4,589,958
	2019-XL, A, 144A, FRN, 2.596%, 10/15/36	United States	3,850,000		3,866,786
[e]	BXP Trust, 2017-GM, A, 144A, 3.379%, 6/13/39	United States	2,000,000		2,167,525
[q]	Commercial Mortgage Trust,
	2006-GG7, AJ, FRN, 5.725%, 7/10/38	United States	1,908,000		1,767,694
	2006-GG7, AM, FRN, 5.807%, 7/10/38	United States	102,152		102,847
[r]	CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.411%, (1-month USD LIBOR + 0.75%), 3/25/34	United States	117,206		118,166
[e,r]	DBCG Mortgage Trust, 2017-BBG, A, 144A, FRN, 2.376%, (1-month USD LIBOR + 0.70%), 6/15/34	United States	1,500,000		1,498,316
	Freddie Mac Remics, 4402, PE, 3.50%, 3/15/43	United States	1,510,661		1,552,316
[e,q]	FREMF Mortgage Trust, 2018-K72, B, 144A, FRN, 4.117%, 12/25/50	United States	450,000		485,538
[q,s]	GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	United States	552,539		483,472
[r]	Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 2.401%, (1-month USD LIBOR + 0.74%), 3/25/28	United States	190,664		191,282
					16,823,900
  |  35

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials 49.3%
[e,q]	Adagio CLO VIII DAC, VIII-A, B1, 144A, FRN, 1.65%, 4/15/32	Ireland	500,000	EUR	$556,486
[e,r]	Alinea CLO Ltd., 2018-1A, B, 144A, FRN, 3.469%, (3-month USD LIBOR + 1.65%), 7/20/31	United States	5,300,000		5,297,244
	American Express Credit Account Master Trust,
	2017-1, B, 2.10%, 9/15/22	United States	13,480,000		13,480,423
	2017-6, A, 2.04%, 5/15/23	United States	16,300,000		16,351,567
	2018-1, A, 2.67%, 10/17/22	United States	12,000,000		12,012,616
[r]	American Home Mortgage Investment Trust,
	2004-3, 4A, FRN, 3.407%, (6-month USD LIBOR + 1.50%), 10/25/34	United States	1,286,861		1,297,522
	2005-1, 6A, FRN, 3.924%, (6-month USD LIBOR + 2.00%), 6/25/45	United States	702,622		723,445
[e]	American Homes 4 Rent, 2015-SFR1, A, 144A, 3.467%, 4/17/52	United States	5,607,381		5,913,010
[r]	Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2004-R4, M1, FRN, 2.486%, (1-month USD LIBOR + 0.825%), 6/25/34	United States	304,836		304,717
[e,q]	AMMC CLO 15 Ltd.,
	2014-15A, ARR, 144A, FRN, 3.091%, 1/15/32	United States	4,700,000		4,697,227
	2014-15A, BRR, 144A, FRN, 3.631%, 1/15/32	United States	1,494,355		1,488,497
[e,r]	AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 4.002%, (3-month USD LIBOR + 2.10%), 11/02/30	United States	400,000		395,824
[e]	AMMC CLO XI Ltd.,
	[q] 2012-11A, A1R2, 144A, FRN, 2.78%, 4/30/31	United States	2,750,000		2,745,462
	[r] 2012-11A, BR2, 144A, FRN, 3.37%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	1,700,000		1,693,234
	[r] 2012-11A, CR2, 144A, FRN, 3.67%, (3-month USD LIBOR + 1.90%), 4/30/31	United States	1,850,000		1,804,545
[e,r]	Antares CLO Ltd., 2018-1A, B, 144A, FRN, 3.469%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	6,000,000		5,936,880
[e,r]	ARES CLO Ltd., 2018-48A, B, 144A, FRN, 3.399%, (3-month USD LIBOR + 1.58%), 7/20/30	United States	1,000,000		998,870
[e,q]	Ares European CLO VIII BV,
	8A, AR, 144A, FRN, 0.92%, 4/17/32	Netherlands	2,600,000	EUR	2,877,301
	8A, BR, 144A, FRN, 1.60%, 4/17/32	Netherlands	700,000	EUR	778,658
[e,q]	ARES L CLO Ltd., 2018-50A, B, 144A, FRN, 3.531%, 1/15/32	United States	4,000,000		3,993,640
[e,q]	ARES LII CLO Ltd., 2019-52A, C, 144A, FRN, 4.482%, 4/22/31	United States	1,000,000		1,003,470
[e,q]	ARES XLIX CLO Ltd., 2018-49A, C, 144A, FRN, 3.752%, 7/22/30	United States	3,100,000		3,064,009
[e,r]	ARES XLVIII CLO Ltd., 2018-48A, C, 144A, FRN, 3.619%, (3-month USD LIBOR + 1.80%), 7/20/30	United States	3,135,000		3,082,802
[r]	Argent Securities Inc. Asset-Backed Pass-Through Certificates, 2005-W2, A2C, FRN, 2.021%, (1-month USD LIBOR + 0.36%), 10/25/35	United States	283,523		284,218
[e,q]	Armada Euro CLO IV DAC, 4A, B, 144A, FRN, 1.70%, 7/15/33	United Kingdom	12,400,000	EUR	13,823,057
[e,r]	Atrium IX, 9A, AR, 144A, FRN, 3.149%, (3-month USD LIBOR + 1.24%), 5/28/30	United States	2,000,000		2,000,660
[e,q]	Atrium XII, 2012A, CR, 144A, FRN, 2.632%, 4/22/27	United States	16,000,000		16,012,640
  |  36

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,r]	Atrium XIII,
	2013A, B, 144A, FRN, 3.306%, (3-month USD LIBOR + 1.50%), 11/21/30	United States	3,000,000		$2,984,100
	2013A, C, 144A, FRN, 3.606%, (3-month USD LIBOR + 1.80%), 11/21/30	United States	1,600,000		1,591,504
[e,q]	Atrium XIV LLC,
	14A, B, 144A, FRN, 3.543%, 8/23/30	United States	2,400,000		2,402,352
	14A, C, 144A, FRN, 3.793%, 8/23/30	United States	4,000,000		3,971,040
[e,q]	Atrium XV, 15A, B, 144A, FRN, 3.556%, 1/23/31	United States	2,000,000		2,000,480
[e,q]	Avoca CLO XVII Designated Activity Co., 17A, B1R, 144A, FRN, 1.70%, 10/15/32	Ireland	1,200,000	EUR	1,337,027
[e,r]	Bain Capital Credit CLO, 2018-1A, A1, 144A, FRN, 2.766%, (3-month USD LIBOR + 0.96%), 4/23/31	United States	2,000,000		1,991,660
[e]	BAMLL Commercial Mortgage Securities Trust,
	2012-PARK, A, 144A, 2.959%, 12/10/30	United States	3,300,000		3,405,035
	2015-200P, A, 144A, 3.218%, 4/14/33	United States	600,000		640,422
	Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000		108,927
[q,t]	Bank, 2018-BN13, XA, IO, FRN, 0.663%, 8/15/61	United States	105,862,980		3,499,862
[e,q]	BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 3.969%, 10/20/30	United States	2,100,000		2,084,922
[e,r]	Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.261%, (1-month USD LIBOR + 1.60%), 4/25/28	United States	5,153,251		5,166,840
[e,r]	Betony CLO 2 Ltd., 2018-1A, A2, 144A, FRN, 3.37%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	3,500,000		3,507,595
[e,q]	Blackrock European CLO IX DAC,
	9A, A, 144A, FRN, 0.90%, 12/15/32	Ireland	3,300,000	EUR	3,654,705
	9A, B, 144A, FRN, 1.55%, 12/15/32	Ireland	1,100,000	EUR	1,222,682
[e,q]	BlueMountain CLO Ltd.,
	2012-2A, AR2, 144A, FRN, 2.949%, 11/20/28	United States	2,841,775		2,841,263
	2012-2A, BR2, 144A, FRN, 3.349%, 11/20/28	United States	2,970,000		2,970,832
	2012-2A, DR2, 144A, FRN, 4.799%, 11/20/28	United States	2,000,000		1,978,180
	2014-2A, A2R2, 144A, FRN, 3.219%, 10/20/30	United States	974,225		965,545
	2014-2A, CR2, 144A, FRN, 4.019%, 10/20/30	United States	1,000,000		1,000,280
	2018-3A, B, 144A, FRN, 3.564%, 10/25/30	United States	4,000,000		3,998,000
	2018-3A, C, 144A, FRN, 3.994%, 10/25/30	United States	1,785,715		1,786,108
[e,q]	BlueMountain CLO XXIV Ltd.,
	2019-24A, A2, 144A, FRN, 3.419%, 4/20/31	United States	6,250,000		6,257,812
	2019-24A, C, 144A, FRN, 4.519%, 4/20/31	United States	1,750,000		1,750,473
	2019-24A, D, 144A, FRN, 5.719%, 4/20/31	United States	1,000,000		1,010,040
[e,q]	Bluemountain Fuji Eur CLO V DAC,
	5A, A, 144A, FRN, 0.91%, 1/15/33	Ireland	14,800,000	EUR	16,507,250
	5A, B, 144A, FRN, 1.55%, 1/15/33	Ireland	4,550,000	EUR	5,075,202
  |  37

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,r]	BlueMountain Fuji U.S. CLO II Ltd.,
	2017-2A, A1A, 144A, FRN, 3.019%, (3-month USD LIBOR + 1.20%), 10/20/30	United States	3,750,000		$3,752,175
	2017-2A, B, 144A, FRN, 3.969%, (3-month USD LIBOR + 2.15%), 10/20/30	United States	1,000,000		1,000,110
[e,r]	BlueMountain Fuji U.S. CLO III Ltd.,
	2017-3A, A2, 144A, FRN, 2.981%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	1,000,000		983,740
	2017-3A, C, 144A, FRN, 3.531%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	500,000		493,525
[e]	BRAVO Residential Funding Trust,
	2019-1, A1C, 144A, 3.50%, 3/25/58	United States	7,222,196		7,356,114
	[q] 2019-2, A3, 144A, FRN, 3.50%, 10/25/44	United States	9,832,602		10,096,553
[e,q]	Burnham Park CLO Ltd.,
	2016-1A, BR, 144A, FRN, 3.319%, 10/20/29	United States	5,321,575		5,328,706
	2016-1A, CR, 144A, FRN, 3.969%, 10/20/29	United States	2,000,000		2,013,600
	2016-1A, DR, 144A, FRN, 4.669%, 10/20/29	United States	2,000,000		2,001,960
[e,o,q]	BX Commercial Mortgage Trust, 2020-BXLP, A, 144A, FRN., 2.55%, 12/15/29	United States	11,550,000		11,572,173
	Capital One Multi-Asset Execution Trust,
	2016-A5, A5, 1.66%, 6/17/24	United States	8,878,000		8,896,191
	2017-A4, A4, 1.99%, 7/17/23	United States	14,230,000		14,263,051
[e,q]	Carlyle Euro CLO DAC, 2019-2A, A2A, 144A, FRN, 1.80%, 8/15/32	Ireland	2,700,000	EUR	3,012,699
[e,r]	Carlyle Global Market Strategies CLO Ltd.,
	2014-1A, A2R2, 144A, FRN, 2.966%, (3-month USD LIBOR + 1.13%), 4/17/31	United States	1,200,000		1,175,448
	2014-4RA, A2, 144A, FRN, 3.431%, (3-month USD LIBOR + 1.60%), 7/15/30	United States	12,000,000		11,886,240
[e,q]	Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.031%, 10/15/31	United States	7,300,000		7,242,038
[e,r]	Carlyle U.S. CLO Ltd.,
	2017-1A, A1A, 144A, FRN, 3.119%, (3-month USD LIBOR + 1.30%), 4/20/31	United States	1,000,000		1,000,520
	2017-2A, B, 144A, FRN, 4.219%, (3-month USD LIBOR + 2.40%), 7/20/31	United States	2,170,000		2,171,280
	2017-3A, B, 144A, FRN, 4.169%, (3-month USD LIBOR + 2.35%), 7/20/29	United States	1,250,000		1,250,350
	2017-4A, B, 144A, FRN, 3.681%, (3-month USD LIBOR + 1.85%), 1/15/30	United States	1,107,000		1,098,775
	2017-4A, C, 144A, FRN, 4.631%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	400,000		397,004
	2017-5A, B, 144A, FRN, 3.619%, (3-month USD LIBOR + 1.80%), 1/20/30	United States	2,200,000		2,173,336
  |  38

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,r]	Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 4.769%, (3-month USD LIBOR + 2.95%), 10/18/26	United States	3,011,300	$3,022,803
[e,q]	CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.584%, 3/13/35	United States	450,000	472,682
[e,q]	CIM Trust,
	2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	United States	7,339,152	7,578,626
	2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	United States	1,309,024	1,345,891
	2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	United States	12,117,539	12,554,092
	Citibank Credit Card Issuance Trust,
	2017-A3, A3, 1.92%, 4/07/22	United States	11,000,000	11,004,553
	2018-A1, A1, 2.49%, 1/20/23	United States	13,700,000	13,821,511
[e,q]	Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 3.419%, 10/20/28	United States	2,571,429	2,572,432
[e,q]	Columbia Cent CLO 27 Ltd., 2018-27A, A2A, 144A, FRN, 3.394%, 10/25/28	United States	2,307,693	2,319,139
[e]	COMM Mortgage Trust,
	[q] 2014-277P, A, 144A, FRN, 3.732%, 8/10/49	United States	3,880,000	4,168,507
	2015-3BP, A, 144A, 3.178%, 2/10/35	United States	600,000	637,112
[q]	Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	591,161	638,809
[q]	Conseco Financial Corp., 1998-6, A8, FRN, 6.66%, 6/01/30	United States	2,276,800	2,348,031
[e,q]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	2019-S7, PT, 144A, FRN, 11.34%, 12/15/44	United States	3,041,651	2,785,384
	2019-52, PT, 144A, FRN, 11.118%, 1/15/45	United States	5,949,819	5,849,209
	2020-2, PT, 144A, FRN, 16.113%, 3/15/45	United States	5,479,220	5,375,089
	2018-14, PT, 144A, FRN, 9.35%, 9/16/41	United States	2,058,468	1,984,842
	2018-29, PT, 144A, FRN, 25.34%, 12/15/43	United States	620,370	502,202
	2018-8, 144A, FRN, 8.912%, 6/17/41	United States	1,497,369	1,395,071
	2019-26, PT, 144A, FRN, 19.137%, 8/15/44	United States	2,322,499	2,111,742
	2019-31, PT, 144A, FRN, 19.17%, 9/15/44	United States	2,107,182	1,897,306
	2019-37, PT, 144A, FRN, 19.627%, 10/17/44	United States	1,999,928	1,866,934
	2019-42, PT, 144A, FRN, 19.31%, 11/15/44	United States	1,915,583	1,780,367
	2019-51, PT, 144A, FRN, 17.50%, 1/15/45	United States	4,888,668	4,693,676
	2019-S1, PT, 144A, FRN, 14.26%, 4/15/44	United States	1,741,920	1,498,734
	2019-S2, PT, 144A, FRN, 13.513%, 5/16/44	United States	1,318,717	1,168,336
	2019-S3, PT, 144A, FRN, 13.77%, 6/15/44	United States	804,164	723,474
	2019-S4, PT, 144A, FRN, 11.83%, 8/15/44	United States	1,754,175	1,584,028
	2019-S5, PT, 144A, FRN, 13.01%, 9/15/44	United States	1,671,803	1,507,328
	2019-S6, PT, 144A, FRN, 11.68%, 10/17/44	United States	1,568,652	1,438,290
	2019-S8, PT, 144A, FRN, 10.53%, 1/15/45	United States	3,666,978	3,429,990
[e,r]	Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 2.956%, (3-month USD LIBOR + 1.12%), 4/17/30	United States	1,000,000	977,830
[r]	Countrywide Asset-Backed Certificates, 2002-3, 1A1, FRN, 2.401%, (1-month USD LIBOR + 0.74%), 5/25/32	United States	1,222	1,197
[q]	Countrywide Home Loans, 2004-11, 2A1, FRN, 3.806%, 7/25/34	United States	1,130,375	1,139,622
	Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1, 5.00%, 5/25/26	United States	164,220	148,498
[e,q]	CSMC Trust, 2014-IVR3, A1, 144A, FRN, 3.50%, 7/25/44	United States	1,571,520	1,616,252
  |  39

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	Discover Card Execution Note Trust,
	2018-A4, A4, 3.11%, 1/16/24	United States	8,230,000		$8,419,159
	2018-A5, A5, 3.32%, 3/15/24	United States	9,386,000		9,661,939
	[q] 2019-A2, A, FRN, 1.946%, 12/15/23	United States	9,250,000		9,294,335
	2019-A3, A, 1.89%, 10/15/24	United States	13,340,000		13,487,720
[e,r]	Dorchester Park CLO Ltd., 2015-1A, CR, 144A, FRN, 3.569%, (3-month USD LIBOR + 1.75%), 4/20/28	United States	1,350,000		1,347,854
[e,q]	Dryden 38 Senior Loan Fund, 2015-38A, CR, 144A, FRN, 3.831%, 7/15/30	United States	2,500,000		2,489,825
[e,r]	Dryden 41 Senior Loan Fund, 2015-41A, AR, 144A, FRN, 2.801%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	3,025,000		3,012,900
[e,q]	Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, FRN, 4.031%, 10/15/30	United States	1,875,000		1,879,856
[e,r]	Dryden 50 Senior Loan Fund,
	2017-50A, A1, 144A, FRN, 3.051%, (3-month USD LIBOR + 1.22%), 7/15/30	United States	2,640,000		2,640,660
	2017-50A, C, 144A, FRN, 4.081%, (3-month USD LIBOR + 2.25%), 7/15/30	United States	2,150,000		2,150,860
[e,r]	Dryden 55 CLO Ltd.,
	2018-55A, A1, 144A, FRN, 2.851%, (3-month USD LIBOR + 1.02%), 4/15/31	United States	3,000,000		3,000,690
	2018-55A, C, 144A, FRN, 3.731%, (3-month USD LIBOR + 1.90%), 4/15/31	United States	600,000		597,198
	2018-55A, D, 144A, FRN, 4.681%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	300,000		296,241
[e,r]	Dryden 58 CLO Ltd.,
	2018-58A, A2, 144A, FRN, 3.086%, (3-month USD LIBOR + 1.25%), 7/17/31	United States	1,600,000		1,574,496
	2018-58A, B, 144A, FRN, 3.336%, (3-month USD LIBOR + 1.50%), 7/17/31	United States	11,000,000		10,924,870
[e,r]	Dryden 64 CLO Ltd.,
	2018-64A, A, 144A, FRN, 2.789%, (3-month USD LIBOR + 0.97%), 4/18/31	United States	6,500,000		6,470,100
	2018-64A, C, 144A, FRN, 3.569%, (3-month USD LIBOR + 1.75%), 4/18/31	United States	750,000		744,195
[e,q]	Dryden 70 CLO Ltd., 2018-70A, B, 144A, FRN, 3.543%, 1/16/32	United States	560,580		558,966
[e,q]	Dunedin Park CLO DAC,
	1A, A1, 144A, FRN, 1.07%, 10/22/32	Ireland	9,800,000	EUR	10,944,915
	1A, A2A, 144A, FRN, 1.75%, 10/22/32	Ireland	4,700,000	EUR	5,231,017
[e,q]	Eaton Vance CLO Ltd., 2014-1RA, C, 144A, FRN, 3.931%, 7/15/30	United States	789,030		786,781
[e,q]	Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	United States	2,005,000		2,170,974
[e,r]	Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 3.469%, (3-month USD LIBOR + 1.65%), 7/20/30	United States	3,900,000		3,860,688
[e,q]	Euro-Galaxy III CLO BV, 2013-3A, B2ER, 144A, FRN, 1.50%, 1/17/31	Netherlands	2,050,000	EUR	2,276,766
[e,q]	Euro-Galaxy V CLO BV, 2016-5A, BR, 144A, FRN, 1.60%, 11/10/30	Netherlands	7,400,000	EUR	8,212,205
  |  40

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
	Country/Organization	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financials (continued)
FHLMC Structured Agency Credit Risk Debt Notes,
[r] 2013-DN2, M2, FRN, 5.911%, (1-month USD LIBOR + 4.25%), 11/25/23	United States	8,339,530	$9,048,747
[r] 2014-DN1, M2, FRN, 3.861%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	957,742	968,556
[r] 2014-DN2, M3, FRN, 5.261%, (1-month USD LIBOR + 3.60%), 4/25/24	United States	16,995,000	18,117,764
[r] 2014-DN3, M3, FRN, 5.661%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	3,498,907	3,734,684
[r] 2014-DN4, M3, FRN, 6.211%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	8,105,699	8,743,334
[r] 2014-HQ1, M3, FRN, 5.761%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	9,916,712	10,508,480
[r] 2014-HQ2, M2, FRN, 3.861%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	241,472	244,581
[r] 2014-HQ2, M3, FRN, 5.411%, (1-month USD LIBOR + 3.75%), 9/25/24	United States	14,560,000	15,856,242
[r] 2014-HQ3, M3, FRN, 6.411%, (1-month USD LIBOR + 4.75%), 10/25/24	United States	3,102,810	3,300,659
[r] 2015-DN1, M3, FRN, 5.811%, (1-month USD LIBOR + 4.15%), 1/25/25	United States	11,529,074	12,045,193
[r] 2015-DNA1, M2, FRN, 3.511%, (1-month USD LIBOR + 1.85%), 10/25/27	United States	4,568,371	4,599,818
[r] 2015-DNA1, M3, FRN, 4.961%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	6,500,000	7,025,755
[r] 2015-DNA2, M2, FRN, 4.261%, (1-month USD LIBOR + 2.60%), 12/25/27	United States	771,031	772,472
[r] 2015-DNA2, M3, FRN, 5.561%, (1-month USD LIBOR + 3.90%), 12/25/27	United States	18,171,000	18,891,524
[r] 2015-DNA3, M2, FRN, 4.511%, (1-month USD LIBOR + 2.85%), 4/25/28	United States	2,523,172	2,547,665
[r] 2015-DNA3, M3, FRN, 6.361%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	9,470,000	10,522,001
[r] 2015-HQ1, M3, FRN, 5.461%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	8,848,569	9,095,428
[r] 2015-HQ2, M3, FRN, 4.911%, (1-month USD LIBOR + 3.25%), 5/25/25	United States	8,360,000	8,974,822
[r] 2015-HQA1, M2, FRN, 4.311%, (1-month USD LIBOR + 2.65%), 3/25/28	United States	394,142	394,597
[r] 2015-HQA1, M3, FRN, 6.361%, (1-month USD LIBOR + 4.70%), 3/25/28	United States	18,500,000	19,729,806
[r] 2015-HQA2, M2, FRN, 4.461%, (1-month USD LIBOR + 2.80%), 5/25/28	United States	1,943,417	1,953,386
[r] 2015-HQA2, M3, FRN, 6.461%, (1-month USD LIBOR + 4.80%), 5/25/28	United States	2,000,000	2,188,187
[r] 2016-DNA1, M2, FRN, 4.561%, (1-month USD LIBOR + 2.90%), 7/25/28	United States	57,778	58,013
[r] 2016-DNA1, M3, FRN, 7.211%, (1-month USD LIBOR + 5.55%), 7/25/28	United States	25,160,000	27,935,047
  |  41

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FHLMC Structured Agency Credit Risk Debt Notes, (continued)
	[r] 2016-DNA2, M3, FRN, 6.311%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	16,420,889	$17,689,676
	[r] 2016-DNA3, M2, FRN, 3.661%, (1-month USD LIBOR + 2.00%), 12/25/28	United States	32,070	32,104
	[r] 2016-HQA1, M2, FRN, 4.411%, (1-month USD LIBOR + 2.75%), 9/25/28	United States	84,423	84,556
	[r] 2016-HQA2, M2, FRN, 3.911%, (1-month USD LIBOR + 2.25%), 11/25/28	United States	391,085	392,644
	[r] 2016-HQA2, M3, FRN, 6.811%, (1-month USD LIBOR + 5.15%), 11/25/28	United States	11,640,000	12,866,816
	[r] 2016-HQA3, M2, FRN, 3.011%, (1-month USD LIBOR + 1.35%), 3/25/29	United States	1,422,123	1,428,007
	[r] 2016-HQA4, M2, FRN, 2.961%, (1-month USD LIBOR + 1.30%), 4/25/29	United States	371,555	372,450
	[q] 2017-DNA1, M2, FRN, 4.911%, 7/25/29	United States	2,900,000	3,081,597
	[q] 2017-DNA2, M2, FRN, 5.111%, 10/25/29	United States	3,000,000	3,233,539
	[r] 2017-DNA3, M2, FRN, 4.161%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	10,350,000	10,732,658
	[q] 2017-HQA1, M2, FRN, 5.211%, 8/25/29	United States	18,114,156	19,126,277
	[q] 2017-HQA3, M2, FRN, 4.011%, 4/25/30	United States	230,457	236,131
	[r] 2018-HQA1, M1, FRN, 2.361%, (1-month USD LIBOR + 0.70%), 9/25/30	United States	1,169,448	1,169,582
[e,r]	Flagship CLO VIII Ltd.,
	2014-8A, ARR, 144A, FRN, 2.693%, (3-month USD LIBOR + 0.85%), 1/16/26	United States	3,665,286	3,665,799
	2014-8A, CRR, 144A, FRN, 3.643%, (3-month USD LIBOR + 1.80%), 1/16/26	United States	1,400,000	1,393,000
[e,q]	Flagstar Mortgage Trust, 2018-6RR, 1A3, 144A, FRN, 4.00%, 10/25/48	United States	6,615,815	6,691,985
	FNMA Connecticut Avenue Securities,
	[r] 2013-C01, M2, FRN, 6.911%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	18,873,070	20,826,993
	[r] 2014-C01, M2, FRN, 6.061%, (1-month USD LIBOR + 4.40%), 1/25/24	United States	3,093,657	3,371,851
	[r] 2014-C02, 1M2, FRN, 4.261%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	14,039,837	14,619,612
	[r] 2014-C02, 2M2, FRN, 4.261%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	3,368,276	3,487,990
	[r] 2014-C03, 1M2, FRN, 4.661%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	22,814,741	24,103,055
	[r] 2014-C03, 2M2, FRN, 4.561%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	19,354,605	20,244,925
	[r] 2014-C04, 1M1, FRN, 6.561%, (1-month USD LIBOR + 4.90%), 11/25/24	United States	12,982,126	14,325,265
	[r] 2014-C04, 2M2, FRN, 6.661%, (1-month USD LIBOR + 5.00%), 11/25/24	United States	5,025,399	5,448,143
	[r] 2015-C01, 1M2, FRN, 5.961%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	10,202,747	10,927,221
  |  42

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FNMA Connecticut Avenue Securities, (continued)
	[r] 2015-C01, 2M2, FRN, 6.211%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	4,789,994	$4,985,637
	[r] 2015-C02, 1M2, FRN, 5.661%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	11,220,213	11,997,484
	[r] 2015-C02, 2M2, FRN, 5.661%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	6,088,732	6,342,187
	[r] 2015-C03, 1M2, FRN, 6.661%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	11,996,898	13,112,503
	[r] 2015-C03, 2M2, FRN, 6.661%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	6,218,243	6,627,392
	[r] 2016-C01, 1M2, FRN, 8.411%, (1-month USD LIBOR + 6.75%), 8/25/28	United States	2,090,102	2,320,349
	[q] 2016-C01, 2M2, FRN, 8.611%, 8/25/28	United States	7,082,461	7,759,894
	[q] 2016-C02, 1M2, FRN, 7.661%, 9/25/28	United States	198,891	219,167
	[q] 2016-C04, 1M2, FRN, 5.911%, 1/25/29	United States	16,908,781	18,023,959
	[q] 2016-C05, 2M2, FRN, 6.111%, 1/25/29	United States	14,367,309	15,237,623
	[q] 2016-C06, 1M2, FRN, 5.911%, 4/25/29	United States	4,720,000	5,066,472
	[q] 2016-C07, 2M2, FRN, 6.011%, 5/25/29	United States	10,995,999	11,655,173
	[r] 2017-C01, 1B1, FRN, 7.411%, (1-month USD LIBOR + 5.75%), 7/25/29	United States	33,000	39,710
	[r] 2017-C01, 1M2, FRN, 5.211%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	21,195,000	22,383,081
	[q] 2017-C02, 2M2, FRN, 5.311%, 9/25/29	United States	3,060,000	3,235,878
	[q] 2017-C03, 1M2, FRN, 4.661%, 10/25/29	United States	2,780,000	2,919,864
	[q] 2017-C03, 2M2, FRN, 4.511%, 11/25/29	United States	570,000	591,827
	[q] 2017-C06, 1M2, FRN, 4.311%, 2/25/30	United States	13,360,000	13,743,699
	[q] 2017-C07, 1M1, FRN, 2.311%, 5/25/30	United States	432,991	433,048
	[r] 2018-C04, 2M1, FRN, 2.411%, (1-month USD LIBOR + 0.75%), 12/25/30	United States	73,175	73,185
[e,q]	Galaxy XVIII CLO Ltd., 2018-28A, A2, 144A, FRN, 2.901%, 7/15/31	United States	6,500,000	6,501,625
[e,q]	Galaxy XXV CLO Ltd., 2018-25A, B, 144A, FRN, 3.444%, 10/25/31	United States	2,000,000	1,998,340
[e,q]	Galaxy XXVI CLO Ltd.,
	2018-26A, A, 144A, FRN, 3.099%, 11/22/31	United States	3,429,602	3,428,916
	2018-26A, B, 144A, FRN, 3.599%, 11/22/31	United States	2,100,000	2,102,604
[e,r]	Galaxy XXVII CLO Ltd., 2018-27A, A, 144A, FRN, 2.924%, (3-month USD LIBOR + 1.02%), 5/16/31	United States	1,500,000	1,490,625
[e,r]	Gilbert Park CLO Ltd., 2017-1A, B, 144A, FRN, 3.431%, (3-month USD LIBOR + 1.60%), 10/15/30	United States	3,000,000	3,000,630
[q]	Greenpoint Manufactured Housing, 1999-5, M1A, FRN, 8.30%, 10/15/26	United States	316,043	333,140
	GS Mortgage Securities Trust,
	2016-GS3, A4, 2.85%, 10/10/49	United States	600,000	629,919
	2017-GS6, A3, 3.433%, 5/10/50	United States	2,000,000	2,185,016
  |  43

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[r]	GSAA Home Equity Trust,
	2005-5, M3, FRN, 2.606%, (1-month USD LIBOR + 0.945%), 2/25/35	United States	1,398,918		$1,430,410
	2005-6, A3, FRN, 2.031%, (1-month USD LIBOR + 0.37%), 6/25/35	United States	32,626		32,733
[r]	GSAMP Trust, 2005-HE3, M2, FRN, 2.666%, (1-month USD LIBOR + 1.005%), 6/25/35	United States	10,752		10,784
[q]	GSR Mortgage Loan Trust, 2005-AR1, 1A1, FRN, 4.302%, 1/25/35	United States	204,338		210,525
[e,r]	Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN, 3.619%, (3-month USD LIBOR + 1.80%), 7/21/31	United States	5,000,000		4,981,250
[e,q]	Harbor Park CLO Ltd.,
	1A, A2, 144A, FRN, 3.219%, 1/20/31	United States	1,710,526		1,698,108
	1A, B1, 144A, FRN, 3.519%, 1/20/31	United States	466,667		467,614
[e,r]	HayFin Kingsland IX Ltd., 2013-6A, BR, 144A, FRN, 3.595%, (3-month USD LIBOR + 1.80%), 4/28/31	United States	5,200,000		5,203,328
[e,q]	Holland Park CLO DAC,
	1A, A1RR, 144A, FRN, 0.92%, 11/14/32	Ireland	30,000,000	EUR	33,365,496
	1A, A2R, 144A, FRN, 1.65%, 11/14/32	Ireland	7,200,000	EUR	8,012,248
[e,q]	HPS Loan Management Ltd.,
	2013A-18, A2, 144A, FRN, 3.281%, 10/15/30	United States	1,400,000		1,386,392
	2013A-18, C, 144A, FRN, 3.981%, 10/15/30	United States	500,000		496,245
[e]	Invitation Homes Trust,
	[r] 2017-SFR2, A, 144A, FRN, 2.519%, (1-month USD LIBOR + 0.85%), 12/17/36	United States	13,144,320		13,162,486
	[r] 2018-SFR3, A, 144A, FRN, 2.669%, (1-month USD LIBOR + 1.00%), 7/17/37	United States	10,797,570		10,813,734
	[q] 2018-SFR4, A, 144A, FRN, 2.769%, 1/17/38	United States	8,978,263		9,016,942
[e,q]	J.P. Morgan Chase Commercial Mortgage Securities Trust, 2016-NINE, A, 144A, FRN, 2.949%, 9/06/38	United States	600,000		628,209
[q]	JP Morgan Mortgage Trust, 2004-A1, 5A1, FRN, 3.967%, 2/25/34	United States	31,791		33,424
	JPMBB Commercial Mortgage Securities Trust,
	2015-C30, A5, 3.822%, 7/15/48	United States	1,500,000		1,641,668
	[q] 2015-C30, AS, FRN, 4.226%, 7/15/48	United States	450,000		493,350
	2016-C1, A5, 3.576%, 3/15/49	United States	1,500,000		1,631,293
[e,r]	LCM 26 Ltd.,
	26A, B, 144A, FRN, 3.219%, (3-month USD LIBOR + 1.40%), 1/20/31	United States	4,500,000		4,438,350
	26A, C, 144A, FRN, 3.619%, (3-month USD LIBOR + 1.80%), 1/20/31	United States	2,000,000		1,936,740
[e,q]	LCM XV LP, 2015-A, AR, 144A, FRN, 3.059%, 7/20/30	United States	1,250,000		1,247,913
[e,q]	LCM XVI LP,
	2016A, A2R, 144A, FRN, 3.011%, 10/15/31	United States	1,083,333		1,079,975
	2016A, BR2, 144A, FRN, 3.581%, 10/15/31	United States	1,756,602		1,752,140
  |  44

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,q]	LCM XXII Ltd., 22A, A2R, 144A, FRN, 3.269%, 10/20/28	United States	8,500,000		$8,344,960
[e,r]	LCM XXIII Ltd., 23A, A2, 144A, FRN, 3.669%, (3-month USD LIBOR + 1.85%), 10/20/29	United States	1,000,000		1,000,720
[e,r]	LCM XXV Ltd., 25A, A, 144A, FRN, 3.029%, (3-month USD LIBOR + 1.21%), 7/20/30	United States	274,000		274,792
[r]	Lehman XS Trust, 2005-4, 1A4, FRN, 2.221%, (1-month USD LIBOR + 0.56%), 10/25/35	United States	353,482		352,541
[e,r]	Long Point Park CLO Ltd.,
	2017-1A, A2, 144A, FRN, 3.211%, (3-month USD LIBOR + 1.375%), 1/17/30	United States	3,400,000		3,379,770
	2017-1A, B, 144A, FRN, 3.536%, (3-month USD LIBOR + 1.70%), 1/17/30	United States	2,000,000		1,973,980
[e,q]	Mach One ULC, 2004-1A, M, 144A, FRN, 5.45%, 5/28/40	United States	102,090		101,672
[e,q]	Madison Park Euro Funding VIII DAC,
	8A, ARN, 144A, FRN, 0.95%, 4/15/32	Ireland	24,700,000	EUR	27,450,142
	8A, BRN, 144A, FRN, 1.70%, 4/15/32	Ireland	2,800,000	EUR	3,126,103
[e,q]	Madison Park Euro Funding XIV DAC, 2014A, A1N, 144A, FRN, 1.12%, 7/15/32	Ireland	8,000,000	EUR	8,918,389
[e,r]	Madison Park Funding Ltd.,
	2018-28A, B, 144A, FRN, 3.431%, (3-month USD LIBOR + 1.60%), 7/15/30	United States	2,000,000		1,999,060
	2018-28A, C, 144A, FRN, 3.681%, (3-month USD LIBOR + 1.85%), 7/15/30	United States	4,200,000		4,188,744
[e,r]	Madison Park Funding XI Ltd., 2013-11, CR, 144A, FRN, 4.006%, (3-month USD LIBOR + 2.20%), 7/23/29	United States	1,910,000		1,910,458
[e,q]	Madison Park Funding XIV Ltd.,
	2014-14A, BRR, 144A, FRN, 3.502%, 10/22/30	United States	2,500,000		2,506,825
	2014-14A, CRR, 144A, FRN, 4.002%, 10/22/30	United States	937,500		937,753
[e,r]	Madison Park Funding XXIII Ltd.,
	2017-23A, B, 144A, FRN, 3.494%, (3-month USD LIBOR + 1.70%), 7/27/30	United States	4,000,000		4,003,160
	2017-23A, C, 144A, FRN, 4.144%, (3-month USD LIBOR + 2.35%), 7/27/30	United States	1,300,000		1,300,286
[e,q]	Madison Park Funding XXIX Ltd.,
	2018-29A, A2, 144A, FRN, 3.269%, 10/18/30	United States	9,413,637		9,396,410
	2018-29A, B, 144A, FRN, 3.569%, 10/18/30	United States	4,000,000		4,005,360
	2018-29A, C, 144A, FRN, 4.019%, 10/18/30	United States	995,968		996,247
[e,r]	Madison Park Funding XXVI Ltd., 2017-26A, AR, 144A, FRN, 2.975%, (3-month USD LIBOR + 1.20%), 7/29/30	United States	6,900,000		6,903,312
[e,r]	Madison Park Funding XXVII Ltd., 2018-27A, A1B, 144A, FRN, 2.949%, (3-month USD LIBOR + 1.13%), 4/20/30	United States	3,061,000		3,038,073
[e,q]	Madison Park Funding XXXI Ltd.,
	2018-31A, A2A, 144A, FRN, 3.306%, 1/23/31	United States	3,000,000		3,000,720
	2018-31A, B, 144A, FRN, 3.506%, 1/23/31	United States	6,000,000		6,027,360
	2018-31A, C, 144A, FRN, 3.956%, 1/23/31	United States	2,600,000		2,602,054
  |  45

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,q]	Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 2.939%, 10/18/31	United States	11,000,000	$10,972,720
	MASTR Alternative Loan Trust,
	2003-1, 3A1, 5.00%, 6/25/23	United States	13,180	13,480
	2003-6, 2A1, 5.00%, 8/25/20	United States	23,556	23,566
[r]	Merrill Lynch Mortgage Investors Trust, 2005-A10, A, FRN, 1.871%, (1-month USD LIBOR + 0.21%), 2/25/36	United States	1,804,094	1,779,383
[r]	Merrill Lynch Mortgage Investors Trust Inc., 2003-E, A1, FRN, 2.281%, (1-month USD LIBOR + 0.62%), 10/25/28	United States	441,743	449,177
[e,q]	Mill City Mortgage Loan Trust,
	2016-1, A, 144A, FRN, 2.50%, 4/25/57	United States	5,210,044	5,236,980
	2017-1, A1, 144A, FRN, 2.75%, 11/25/58	United States	901,076	908,671
	2017-3, A1, 144A, FRN, 2.75%, 1/25/61	United States	6,125,756	6,205,166
	2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	14,348,202	14,762,080
	2018-2, A1, 144A, FRN, 3.50%, 5/25/58	United States	4,108,512	4,234,170
	2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	11,340,000	11,796,517
[e]	Morgan Stanley Capital I Trust,
	[q] 2011-C1, A4, 144A, FRN, 5.033%, 9/15/47	United States	3,440,951	3,502,782
	2014-150E, A, 144A, 3.912%, 9/09/32	United States	450,000	484,451
[e,q]	Mountain View Funding CLO XIV Ltd., 2019-1A, A1, 144A, FRN, 3.271%, 4/15/29	United States	4,500,000	4,502,655
[e]	Neuberger Berman CLO Ltd.,
	[q] 2016-22A, A2R, 144A, FRN, 3.236%, 10/17/30	United States	1,400,000	1,389,108
	[q] 2016-22A, BR, 144A, FRN, 3.486%, 10/17/30	United States	900,000	898,317
	[r] 2017-26A, C, 144A, FRN, 3.569%, (3-month USD LIBOR + 1.75%), 10/18/30	United States	2,100,000	2,077,803
[e,q]	Neuberger Berman CLO XVIII Ltd.,
	2014-18A, A1BR, 144A, FRN, 3.219%, 10/21/30	United States	2,295,000	2,291,098
	2014-18A, BR2, 144A, FRN, 3.969%, 10/21/30	United States	1,600,000	1,602,560
[e,r]	Neuberger Berman CLO XVI-S Ltd.,
	2017-16SA, B, 144A, FRN, 3.081%, (3-month USD LIBOR + 1.25%), 1/15/28	United States	400,000	398,860
	2017-16SA, C, 144A, FRN, 3.431%, (3-month USD LIBOR + 1.60%), 1/15/28	United States	400,000	396,208
[e]	Neuberger Berman Loan Advisers CLO Ltd.,
	[r] 2017-26A, B, 144A, FRN, 3.319%, (3-month USD LIBOR + 1.50%), 10/18/30	United States	1,618,420	1,607,981
	[r] 2018-27A, C, 144A, FRN, 3.531%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	500,000	493,520
	[q] 2019-32A, B, 144A, FRN, 3.669%, 1/19/32	United States	7,600,000	7,616,720
	[q] 2019-32A, C, 144A, FRN, 4.469%, 1/19/32	United States	6,000,000	6,033,000
[r]	New York Mortgage Trust, 2005-3, M1, FRN, 2.336%, (1-month USD LIBOR + 0.675%), 2/25/36	United States	187,272	177,472
[e,r]	Newark BSL CLO 2 Ltd., 2017-1A, B, 144A, FRN, 4.144%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	583,989	584,258
[e,r]	NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.467%, (3-month USD LIBOR + 1.55%), 2/26/31	United States	6,600,000	6,555,318
[e,r]	OBX Trust, 2018-1, A2, 144A, FRN, 2.311%, (1-month USD LIBOR + 0.65%), 6/25/57	United States	2,421,092	2,421,706
  |  46

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e]	Octagon Investment Partners 18-R Ltd.,
	[q] 2018-18A, A1A, 144A, FRN, 2.803%, 4/16/31	United States	1,000,000	$996,040
	[r] 2018-18A, C, 144A, FRN, 4.543%, (3-month USD LIBOR + 2.70%), 4/16/31	United States	1,000,000	982,500
[e,r]	Octagon Investment Partners 26 Ltd.,
	2016-1A, A2R, 144A, FRN, 3.181%, (3-month USD LIBOR + 1.35%), 7/15/30	United States	1,600,000	1,574,160
	2016-1A, BR, 144A, FRN, 3.431%, (3-month USD LIBOR + 1.60%), 7/15/30	United States	2,000,000	1,996,920
[e,q]	Octagon Investment Partners 28 Ltd.,
	2016-1A, A2R, 144A, FRN, 3.251%, 10/24/30	United States	4,000,000	4,014,120
	2016-1A, BR, 144A, FRN, 3.601%, 10/24/30	United States	1,186,282	1,189,710
[e,r]	Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 4.219%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	280,761	280,932
[e,r]	Octagon Investment Partners 33 Ltd.,
	2017-1A, A2, 144A, FRN, 3.319%, (3-month USD LIBOR + 1.50%), 1/20/31	United States	2,000,000	1,989,120
	2017-1A, B, 144A, FRN, 3.669%, (3-month USD LIBOR + 1.85%), 1/20/31	United States	500,000	499,065
	2017-1A, C, 144A, FRN, 4.569%, (3-month USD LIBOR + 2.75%), 1/20/31	United States	250,000	243,683
[e,r]	Octagon Investment Partners 35 Ltd., 2018-1A, A1B, 144A, FRN, 2.919%, (3-month USD LIBOR + 1.10%), 1/20/31	United States	2,000,000	1,963,320
[e,r]	Octagon Investment Partners 37 Ltd., 2018-2A, A2, 144A, FRN, 3.374%, (3-month USD LIBOR + 1.58%), 7/25/30	United States	1,000,000	997,420
[e,r]	Octagon Investment Partners XVI Ltd.,
	2013-1A, BR, 144A, FRN, 3.436%, (3-month USD LIBOR + 1.60%), 7/17/30	United States	4,000,000	3,994,880
	2013-1A, CR, 144A, FRN, 3.686%, (3-month USD LIBOR + 1.85%), 7/17/30	United States	3,000,000	2,938,050
[e,r]	Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 3.702%, (3-month USD LIBOR + 1.90%), 1/22/30	United States	2,100,000	2,085,762
[e,r]	Octagon Investment Partners XXIII Ltd.,
	2015-1A, BR, 144A, FRN, 3.031%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	1,200,000	1,187,784
	2015-1A, DR, 144A, FRN, 4.381%, (3-month USD LIBOR + 2.55%), 7/15/27	United States	600,000	599,244
[e,q]	Octagon Loan Funding Ltd., 2014-1A, ARR, 144A, FRN, 3.084%, 11/18/31	United States	3,300,000	3,287,658
[e]	Progress Residential Trust,
	2017-SFR1, A, 144A, 2.768%, 8/17/34	United States	408,504	413,013
	2018-SFR2, A, 144A, 3.712%, 8/17/35	United States	3,257,000	3,337,591
[e]	Prosper Pass-Thru Trust III, 2020-PT1, A, 144A, 8.796%, 3/15/26	United States	3,618,680	3,653,373
[e,q]	Provident Funding Mortgage Trust 2019-1, 2019-1, A3, 144A, FRN, 3.00%, 12/25/49	United States	7,116,723	7,251,967
[r]	RAAC, 2004-SP1, AII, FRN, 2.361%, (1-month USD LIBOR + 0.70%), 3/25/34	United States	284,586	283,501
[e,q]	Race Point X CLO Ltd., 2016-10A, B1R, 144A, FRN, 3.444%, 7/25/31	United States	700,000	688,324
  |  47

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e,r]	Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.061%, (1-month USD LIBOR + 1.40%), 3/25/28	United States	2,420,261		$2,421,280
[e,q]	Sequoia Mortgage Trust, 2016-2, A4, 144A, FRN, 3.50%, 8/25/46	United States	12,583,440		12,966,754
[e,q]	Sound Point Euro CLO II Funding DAC,
	2A, A, 144A, FRN, 1.11%, 10/26/32	Ireland	9,800,000	EUR	10,951,497
	2A, B1, 144A, FRN, 1.85%, 10/26/32	Ireland	5,150,000	EUR	5,749,498
[q]	Structured ARM Loan Trust, 2004-12, 3A1, FRN, 4.099%, 9/25/34	United States	1,150,981		1,177,216
[r]	Structured Asset Mortgage Investments II Trust, 2004-AR6, A1A, FRN, 2.358%, (1-month USD LIBOR + 0.70%), 2/19/35	United States	1,101,751		1,102,750
[e]	TCI-Flatiron CLO Ltd.,
	[q] 2017-1A, A, 144A, FRN, 3.104%, 11/18/30	United States	2,000,000		2,001,640
	[r] 2017-1A, B, 144A, FRN, 3.464%, (3-month USD LIBOR + 1.56%), 11/18/30	United States	2,000,000		1,989,220
	[r] 2017-1A, C, 144A, FRN, 3.754%, (3-month USD LIBOR + 1.85%), 11/18/30	United States	1,700,000		1,690,650
	Thornburg Mortgage Securities Trust,
	[r] 2004-3, A, FRN, 2.401%, (1-month USD LIBOR + 0.74%), 9/25/34	United States	675,428		675,444
	[q] 2005-1, A3, FRN, 4.184%, 4/25/45	United States	174,956		177,040
[e]	Towd Point Mortgage Trust,
	[q] 2015-1, 144A, FRN, 2.75%, 11/25/60	United States	410,728		412,966
	2015-1, AE, 144A, 3.00%, 10/25/53	United States	3,193,896		3,216,739
	[q] 2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57	United States	616,758		622,895
	[q] 2015-3, A1A, 144A, FRN, 3.50%, 3/25/54	United States	1,675,224		1,691,575
	[q] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	United States	773,593		778,290
	[q] 2016-1, A1, 144A, FRN, 3.50%, 2/25/55	United States	6,904,993		7,018,442
	[q] 2016-2, A1A, 144A, FRN, 2.75%, 8/25/55	United States	727,737		738,087
	[q] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	8,606,829		8,639,507
	[q] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	United States	12,098,374		12,128,562
	[q] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	3,913,691		3,943,704
	[q] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	11,897,921		12,073,825
	[q] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	11,752,658		11,891,627
	[q] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	13,596,081		13,899,177
	[r] 2017-5, A1, 144A, FRN, 2.261%, (1-month USD LIBOR + 0.60%), 2/25/57	United States	2,515,914		2,519,843
	[q] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	United States	3,215,867		3,287,141
	[q] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	United States	6,639,281		6,834,813
	[q] 2018-3, A1, 144A, FRN, 3.75%, 5/25/58	United States	13,637,100		14,336,761
	[q] 2018-4, A1, 144A, FRN, 3.00%, 6/25/58	United States	18,132,208		18,799,408
	[q] 2018-5, A1A, 144A, FRN, 3.25%, 7/25/58	United States	4,170,872		4,296,553
	[q] 2018-6, A1A, 144A, FRN, 3.75%, 3/25/58	United States	6,581,256		6,854,201
	[q] 2019-1, A1, 144A, FRN, 3.75%, 3/25/58	United States	15,040,149		15,888,473
[e]	Upgrade Master Pass-Thru Trust,
	[q] 2019-PT1, A, 144A, FRN, 11.222%, 6/15/25	United States	969,045		961,971
	2019-PT2, A, 144A, 4.846%, 2/15/26	United States	3,476,096		3,474,713
  |  48

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[e]	Voya CLO Ltd.,
	[r] 2013-2A, A1R, 144A, FRN, 2.764%, (3-month USD LIBOR + 0.97%), 4/25/31	United States	11,800,000	$11,741,944
	[r] 2013-2A, CR, 144A, FRN, 4.544%, (3-month USD LIBOR + 2.75%), 4/25/31	United States	375,000	365,059
	[r] 2014-1A, BR2, 144A, FRN, 3.719%, (3-month USD LIBOR + 1.90%), 4/18/31	United States	2,750,000	2,729,677
	[r] 2014-1A, CR2, 144A, FRN, 4.619%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	600,000	586,500
	[q] 2016-3A, A1R, 144A, FRN, 3.009%, 10/18/31	United States	1,800,000	1,799,496
	[q] 2016-3A, A2R, 144A, FRN, 3.219%, 10/18/31	United States	818,182	808,511
	[q] 2016-3A, CR, 144A, FRN, 5.069%, 10/18/31	United States	1,698,113	1,685,649
	[r] 2017-3A, B, 144A, FRN, 4.169%, (3-month USD LIBOR + 2.35%), 7/20/30	United States	507,690	507,893
	[r] 2018-2A, A2, 144A, FRN, 3.081%, (3-month USD LIBOR + 1.25%), 7/15/31	United States	2,500,000	2,455,900
	[q] 2018-4A, B, 144A, FRN, 3.681%, 1/15/32	United States	948,052	950,669
[r]	WaMu Mortgage Pass-Through Certificates,
	2005-AR19, A1A1, FRN, 1.931%, (1-month USD LIBOR + 0.27%), 12/25/45	United States	1,905,119	1,907,040
	2005-AR8, 1A1A, FRN, 2.241%, (1-month USD LIBOR + 0.58%), 7/25/45	United States	784,999	782,251
[e,r]	Webster Park CLO Ltd., 2015-1A, A2R, 144A, FRN, 3.419%, (3-month USD LIBOR + 1.60%), 7/20/30	United States	1,750,000	1,752,328
	Wells Fargo Commercial Mortgage Trust, 2016-NXS6, A2, 2.399%, 11/15/49	United States	6,534,000	6,574,698
[e,q]	Wells Fargo Mortgage Backed Securities, 2018-1, A3, 144A, FRN, 3.50%, 7/25/47	United States	5,336,050	5,461,377
[e,r]	West CLO Ltd.,
	2014-1A, A2R, 144A, FRN, 3.169%, (3-month USD LIBOR + 1.35%), 7/18/26	United States	1,530,000	1,532,570
	2014-1A, BR, 144A, FRN, 3.669%, (3-month USD LIBOR + 1.85%), 7/18/26	United States	2,410,000	2,408,433
				1,690,772,502
	Real Estate 0.0%†
[e]	American Homes 4 Rent, 2014-SFR3, A, 144A, 3.678%, 12/17/36	United States	736,582	781,226
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $1,714,839,114)			1,708,377,628
	Mortgage-Backed Securities 2.6%
[u]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
	FHLMC, 4.149% - 4.864%, (12-month USD LIBOR +/- MBS Margin), 10/01/36 - 6/01/37	United States	1,294,070	1,367,840
  |  49

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.1%
[v]	FHLMC 15 Year, 2.50%, 2/01/35	United States	70,870,000	$72,135,141
	FHLMC Gold 15 Year, 5.00%, 10/01/23	United States	69,479	73,419
	FHLMC Gold 15 Year, 6.00%, 6/01/23	United States	8,777	9,053
	FHLMC Gold 30 Year, 5.00%, 1/01/39	United States	99,438	110,400
				72,328,013
[u]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.4%
	FNMA, 2.85% - 2.918%, (1-month USD LIBOR +/- MBS Margin), 4/01/28 - 7/01/34	United States	252,751	259,587
	FNMA, 4.25%, (Federal COF +/- MBS Margin), 8/01/29	United States	3,281	3,313
	FNMA, 3.454% - 4.461%, (US 3 Year CMT T-Note +/- MBS Margin), 2/01/26 - 6/01/34	United States	46,639	47,156
	FNMA, 4.50%, (6-month US T-Bill +/- MBS Margin), 8/01/32	United States	82,689	84,560
	FNMA, 4.747%, (US 5 Year CMT T-Note +/- MBS Margin), 2/01/30	United States	53,711	56,178
	FNMA, 3.215% - 4.915%, (12-month USD LIBOR +/- MBS Margin), 11/01/32 - 2/01/44	United States	8,523,850	8,934,649
	FNMA, 2.925% - 5.155%, (6-month USD LIBOR +/- MBS Margin), 9/01/22 - 8/01/37	United States	834,470	853,706
	FNMA, 3.27% - 5.165%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/21 - 10/01/44	United States	2,150,355	2,216,832
	FNMA, 2.285% - 5.625%, (11th District COF +/- MBS Margin), 12/01/25 - 12/01/36	United States	98,433	100,312
				12,556,293
	Federal National Mortgage Association (FNMA) Fixed Rate 0.1%
	FNMA 15 Year, 3.50%, 10/01/25	United States	602,817	628,937
	FNMA 15 Year, 4.00%, 12/01/25	United States	897,730	939,137
	FNMA 15 Year, 4.50%, 5/01/23 - 6/01/25	United States	592,454	619,778
	FNMA 30 Year, 5.00%, 3/01/38	United States	19,529	21,597
				2,209,449
[u]	Government National Mortgage Association (GNMA) Adjustable Rate 0.0%†
	GNMA, 3.25% - 3.875%, (US 1 Year CMT T-Note +/- MBS Margin), 4/20/26 - 9/20/26	United States	14,029	14,320
	Total Mortgage-Backed Securities (Cost $88,023,795)			88,475,915
	Municipal Bonds 2.4%
	California State GO, Various Purpose, Refunding, 2.375%, 10/01/26	United States	18,195,000	18,777,786
	Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%, 12/01/25	United States	100,000	121,095
	Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%, 6/01/22	United States	125,000	134,118
	Colorado State Board of Governors University Enterprise System Revenue, Green Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000	120,192
	Honolulu City and County Wastewater System Revenue, Second Bond Resolution, Refunding, Junior Series B, 2.233%, 7/01/24	United States	2,470,000	2,514,188
  |  50

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Municipal Bonds (continued)
	Massachusetts State College Building Authority Revenue, Refunding, Series C, 2.256%, 5/01/26	United States	2,635,000	$2,710,519
	New York State GO, Refunding, Series B, 2.12%, 2/15/25	United States	18,195,000	18,475,203
	New York State Urban Development Corp. Sales Tax Revenue, Series B, 2.25%, 3/15/26	United States	20,685,000	21,086,496
	Oregon State Department Of Transportation Highway User Tax Revenue, senior lien, Refunding, Series B, 2.18%, 11/15/25	United States	3,640,000	3,743,048
	Orlando Health Obligated Group, 3.777%, 10/01/28	United States	105,000	114,741
	Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	15,000	15,976
	San Jose RDA Successor Agency Tax Allocation,
	Senior, Refunding, Series A-T, 2.48%, 8/01/21	United States	1,595,000	1,619,738
	Senior, Refunding, Series A-T, 2.63%, 8/01/22	United States	5,320,000	5,469,758
	Senior, Refunding, Series A-T, 3.226%, 8/01/27	United States	190,000	208,516
	Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties, Refunding, 4.00%, 12/01/26	United States	100,000	110,537
	Texas State GO, Transportation Commission Highway Improvement, Series A, 5.00%, 4/01/21	United States	2,690,000	2,819,012
	Texas State University System Financing Revenue, Refunding, Serise B, 2.351%, 3/15/26	United States	4,825,000	4,943,840
	Total Municipal Bonds (Cost $81,148,287)			82,984,763
			Shares
	Escrows and Litigation Trusts 0.0%
[a,b]	Millennium Corporate Claim Trust, Escrow Account	United States	477,204	—
[a,b]	Millennium Lender Claim Trust, Escrow Account	United States	477,205	—
[a,b,c]	Remington Outdoor Co. Inc., Litigation Units	United States	16,078	—
[a,b]	T-Mobile USA Inc., Escrow Account	United States	1,800,000	—
	Total Escrows and Litigation Trusts (Cost $—)			—
		Number of Contracts	Notional Amount*
	Options Purchased (Cost $1,100,001) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	USD/JPY, Counterparty CITI, July Strike Price 109.00 JPY, Expires 7/14/20	1	68,600,000	1,553,516
	Total Investments before Short Term Investments (Cost $3,329,630,263)			3,332,334,163
		Country/Organization	Principal Amount*
	Short Term Investments 4.5%
	Corporate Bonds (Cost $2,005,328) 0.1%
	Telecommunication Services 0.1%
[e]	Sprint Communications Inc., senior note, 144A, 7.00%, 3/01/20	United States	2,000,000	2,008,580
  |  51

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Short Term Investments (continued)
	U.S. Government and Agency Securities (Cost $9,950,337) 0.3%
[w]	U.S. Treasury Bill, 3/05/20 - 8/13/20	United States	10,000,000	$9,951,567
	Total Investments before Money Market Funds (Cost $3,341,585,928)			3,344,294,310
			Shares

	Money Market Funds (Cost $141,577,551) 4.1%
[d,x]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	141,577,551	141,577,551
	Total Investments (Cost $3,483,163,479) 101.7%			3,485,871,861
	Other Assets, less Liabilities (1.7)%			(58,066,537)
	Net Assets 100.0%			$3,427,805,324

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]See Note 7 regarding investments in affiliated management investment companies.
[e]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of this security was $1,281,635,200, representing 37.4% of net assets.
[f]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2020, the aggregate value of this security was $126,371,731, representing 3.7% of net assets.
[g]Income may be received in additional securities and/or cash.
[h]The coupon rate shown represents the rate at period end.
[i]Principal amount is stated in 1,000 Brazilian Real Units.
[j]Defaulted security or security for which income has been deemed uncollectible.
[k]Perpetual security with no stated maturity date.
[l]A portion or all of the security purchased on a delayed delivery basis.
[m]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[n]A supranational organization is an entity formed by two or more central governments through international treaties.
[o]Security purchased on a when-issued basis.
[p]Principal amount of security is adjusted for inflation.
[q]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[r]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[s]The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
[t]Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
[u]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[v]Security purchased on a to-be-announced (TBA) basis.
[w]The security was issued on a discount basis with no stated coupon rate.
[x]The rate shown is the annualized seven-day effective yield at period end.
  |  52

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
At January 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
Australian 3 Yr. Bond	Long	743	$57,681,250	3/16/20	$181,313
Canada 10 Yr. Bond	Long	614	65,955,708	3/20/20	1,048,007
CME Ultra Long Term U.S. Treasury Bond	Short	39	7,553,813	3/20/20	(360,807)
Euro-BOBL	Short	40	5,987,635	3/06/20	(43,512)
Euro-BTP	Long	259	42,524,556	3/06/20	1,752,619
Euro-Bund	Short	5	970,728	3/06/20	(17,418)
Euro-OAT	Short	188	34,868,748	3/06/20	(690,358)
U.S. Treasury 10 Yr. Note	Short	789	103,876,781	3/20/20	(1,757,645)
U.S. Treasury 2 Yr. Note	Long	3,964	857,648,563	3/31/20	3,337,788
U.S. Treasury 30 Yr. Bond	Short	195	31,888,594	3/20/20	(836,644)
U.S. Treasury 5 Yr. Note	Short	729	87,713,508	3/31/20	(1,084,949)
Ultra 10 Yr. U.S. Treasury Note	Short	220	32,044,375	3/20/20	(704,989)
Total Futures Contracts					$823,405

*As of period end.

At January 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Euro	JPHQ	Sell	300,000	$334,191	2/10/20	$1,249	$ —
Indonesian Rupiah	JPHQ	Buy	16,736,500,000	1,171,778	2/18/20	43,687	—
Chinese Yuan Renminbi	JPHQ	Sell	96,750,000	13,603,183	2/24/20	—	(209,169)
Brazilian Real	JPHQ	Sell	4,945,000	1,172,784	3/04/20	19,889	—
Japanese Yen	JPHQ	Buy	1,236,500,000	11,627,519	3/13/20	—	(192,197)
British Pound	JPHQ	Sell	86,300	111,375	3/16/20	—	(2,696)
Canadian Dollar	JPHQ	Buy	43,524,355	33,070,705	3/16/20	—	(186,049)
Canadian Dollar	JPHQ	Sell	12,370,000	9,399,799	3/16/20	53,694	—
Euro	BZWS	Sell	194,860	218,644	3/16/20	1,911	—
Euro	CITI	Sell	391,262	439,094	3/16/20	3,913	—
Euro	DBAB	Sell	3,487,136	3,909,254	3/16/20	30,694	—
Euro	GSCO	Sell	420,000	470,988	3/16/20	3,844	—
Euro	JPHQ	Sell	5,970,000	6,628,461	3/16/20	—	(11,658)
Euro	JPHQ	Sell	50,813,314	56,837,566	3/16/20	320,564	—
Norwegian Krone	JPHQ	Buy	109,600,000	12,238,972	3/16/20	—	(322,194)
Swedish Krona	JPHQ	Buy	79,150,000	8,075,336	3/16/20	164,179	—
Swedish Krona	JPHQ	Sell	79,150,000	8,321,593	3/16/20	82,078	—
South Korean Won	JPHQ	Sell	3,920,000,000	3,311,761	3/25/20	30,455	—
Turkish Lira	JPHQ	Buy	12,510,000	1,983,667	4/15/20	71,998	—
Indonesian Rupiah	JPHQ	Buy	31,065,000,000	2,168,889	6/15/20	47,662	—
Australian Dollar	JPHQ	Sell	17,920,000	12,354,586	7/02/20	323,033	—
  |  53

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar	JPHQ	Sell	5,800,000	$3,983,498	7/21/20	$87,785	$ —
Japanese Yen	JPHQ	Buy	3,242,700,000	29,963,683	7/22/20	233,467	—
Canadian Dollar	JPHQ	Sell	54,366,003	41,362,155	7/23/20	286,802	—
Danish Krone	JPHQ	Sell	108,670,307	16,227,683	7/23/20	—	(92,583)
Euro	JPHQ	Sell	42,115,113	46,939,189	7/23/20	—	(261,758)
Mexican Peso	JPHQ	Buy	48,650,000	2,520,895	7/23/20	—	(9,225)
Norwegian Krone	JPHQ	Buy	86,200,000	9,531,260	7/23/20	—	(158,118)
Total Forward Exchange Contracts						$1,806,904	$(1,445,647)
Net unrealized appreciation (depreciation)						$361,257

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2020, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.NA.HY.24	5.00%	Quarterly		6/20/20	$28,227,750	$362,215	$301,274	$60,941	Non-
									Investment Grade
CDX.NA.IG.31	1.00%	Quarterly		12/20/21	74,600,000	1,258,356	765,792	492,564	Investment
									Grade
Total Centrally Cleared Swap Contracts						$1,620,571	$1,067,066	$553,505
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
AES Corp.	(5.00)%	Quarterly	CITI	3/20/21	$2,750,000	$(167,491)	$(133,543)	$(33,948)
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	13,600,000	(2,840,502)	(2,484,577)	(355,925)
Avon Products Inc.	(5.00)%	Quarterly	CITI	3/20/23	5,835,000	(866,278)	(532,026)	(334,252)
CenturyLink Inc.	(5.00)%	Quarterly	BZWS	6/20/21	4,700,000	(321,539)	(154,261)	(167,278)
Energy Transfer LP	(5.00)%	Quarterly	MSCO	12/20/20	750,000	(36,706)	(28,003)	(8,703)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	4,800,000	(81,668)	35,393	(117,061)
HCA Inc.	(5.00)%	Quarterly	FBCO	3/20/22	2,050,000	(220,477)	(160,202)	(60,275)
KB Home	(5.00)%	Quarterly	JPHQ	3/20/20	100,000	(1,248)	(477)	(771)
Nabors Industries Inc.	(1.00)%	Quarterly	CITI	12/20/21	4,290,000	147,798	101,578	46,220
Nabors Industries Inc.	(1.00)%	Quarterly	CITI	12/20/21	1,910,000	65,803	68,877	(3,074)
Navient Corp.	(5.00)%	Quarterly	JPHQ	3/20/20	1,936,000	(23,780)	(9,989)	(13,791)
  |  54

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e]
Single Name
The Goldman Sachs Group Inc.	1.00%	Quarterly	JPHQ	12/20/24	$13,600,000	$337,044	$228,976	$108,068	BBB+
Government of Argentina	5.00%	Quarterly	CITI	12/20/21	8,045,000	(4,754,070)	(4,021,926)	(732,144)	CCC-
Government of Indonesia	1.00%	Quarterly	CITI	12/20/24	6,250,000	103,623	39,978	63,645	NR
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	4,800,000	34,966	(155,204)	190,170	NR
Government of Russia	1.00%	Quarterly	CITI	12/20/24	4,320,000	77,199	41,860	35,339	BBB-
Morgan Stanley	1.00%	Quarterly	JPHQ	12/20/24	13,600,000	344,597	251,314	93,283	BBB+
Nabors Industries Inc.	1.00%	Quarterly	CITI	12/20/23	6,200,000	(1,139,638)	(721,520)	(418,118)	B+
Sprint Communications Inc.	5.00%	Quarterly	JPHQ	9/20/20	12,000	383	—	383	B
Traded Index
[f]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	300,000	2,992	—	2,992	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez Index, Mezzanine Tranche 5-7%	2.00%	Quarterly	BNDP	12/20/20	$4,100,000	$46,836	—	$46,836	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez2 Index, Mezzanine Tranche 5-7%	3.20%	Quarterly	BNDP	12/20/20	$2,340,000	$55,768	—	$55,768	Non-
									Investment Grade
[f]Citibank Bespoke Bogota Index, Mezzanine Tranche 7-10%	1.35%	Quarterly	CITI	6/20/20	1,650,000	6,539	—	6,539	Non-
									Investment Grade
[f]Citibank Bespoke Palma Index, Mezzanine Tranche 5-7%	2.30%	Quarterly	CITI	6/20/21	$4,910,000	$114,996	—	$114,996	Non-
									Investment Grade
[f]Citibank Bespoke Phoenix Index, Mezzanine Tranche 5-7%	2.90%	Quarterly	CITI	12/20/21	$3,500,000	$104,216	—	$104,216	Non-
									Investment Grade
[f]Citibank Bespoke Singapore Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	$5,770,000	$(337,623)	$(311,014)	$(26,609)	Non-
									Investment Grade
  |  55

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Sydney Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	$798,913	$(56,713)	$(49,162)	$(7,551)	Non-
									Investment Grade
MCDX.NA.30	1.00%	Quarterly	CITI	6/20/28	2,000,000	56,355	16,920	39,435
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	$12,200,000	$229,460	$97,773	$131,687	Investment
									Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	3.98%	Quarterly	MSCO	12/20/21	$3,700,000	$116,898	—	$116,898	Non-
									Investment Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	4.10%	Quarterly	MSCO	12/20/21	$3,700,000	$141,575	—	$141,575	Non-
									Investment Grade
Total OTC Swap Contracts						$(8,860,685)	$(7,879,235)	$(981,450)
Total Credit Default Swap Contracts						$(7,240,114)	$(6,812,169)	$(427,945)

[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Pledged (Received)
BZWS	$ (284,067)
CITI	2,440,000
DBAB	(344,017)
GSCO	(260,000)
JPHQ	1,167,000
MSCO	(250,000)
Total collateral	$2,468,916

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The Fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying instruments.

  |  56

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
At January 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Fixed 2.393%	Semi-Annual			7,916,500	USD
Pay Fixed 0.50%	Annual	JPHQ	4/09/20	7,100,000	EUR	$63,097
Receive Floating 3-month USD LIBOR + 1.894%	Quarterly			2,460,000	USD
Pay Fixed 1.50%	Annual	CITI	5/04/21	2,000,000	EUR	244,679
Receive Floating 3-month USD LIBOR + 1.85%	Quarterly			617,500	USD
Pay Fixed 1.50%	Annual	CITI	5/04/21	500,000	EUR	63,408
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			1,743,000	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	1,500,000	EUR	69,665
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			232,400	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	200,000	EUR	9,290
Receive Floating 3-month USD LIBOR + 1.3025%	Quarterly			496,000	USD
Pay Fixed 1.00%	Annual	JPHQ	5/04/21	400,000	EUR	53,042
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			4,704,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	4,200,000	EUR	56,005
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			4,256,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	3,800,000	EUR	50,671
Receive Floating 3-month USD LIBOR + 1.81%	Quarterly			6,720,000	USD
Pay Floating 3-month EUR LIBOR + 1.6%	Quarterly	CITI	8/12/21	6,000,000	EUR	117,770
Receive Floating 3-month USD LIBOR + 1.81%	Quarterly			1,568,000	USD
Pay Floating 3-month EUR LIBOR + 1.6%	Quarterly	CITI	8/12/21	1,400,000	EUR	27,480
Receive Floating 3-month USD LIBOR + 1.305%	Quarterly			2,988,900	USD
Pay Floating 3-month EUR LIBOR + 1.11%	Quarterly	JPHQ	8/20/21	2,700,000	EUR	11,416
Receive Floating 3-month USD LIBOR + 1.31%	Quarterly			13,875,000	USD
Pay Floating 3-month EUR LIBOR + 1.11%	Quarterly	CITI	8/30/21	12,500,000	EUR	83,752
Receive Floating 3-month USD LIBOR + 1.31%	Quarterly			2,719,500	USD
Pay Floating 3-month EUR LIBOR + 1.11%	Quarterly	CITI	8/30/21	2,450,000	EUR	16,416
Receive Floating 3-month USD LIBOR + 1.23%	Quarterly			15,429,000	USD
Pay Floating 3-month EUR LIBOR + 1.07%	Quarterly	CITI	9/17/21	13,900,000	EUR	66,159
Receive Floating 3-month USD LIBOR + 1.23%	Quarterly			2,941,500	USD
Pay Floating 3-month EUR LIBOR + 1.07%	Quarterly	CITI	9/17/21	2,650,000	EUR	12,613
Receive Floating 3-month USD LIBOR + 1.25%	Quarterly			5,550,000	USD
Pay Floating 3-month EUR LIBOR + 1.10%	Quarterly	CITI	10/30/21	5,000,000	EUR	6,379
Receive Floating 3-month USD LIBOR + 1.1745%	Quarterly			41,106,000	USD
Pay Floating 3-month EUR LIBOR + 1.05%	Quarterly	CITI	11/22/21	37,200,000	EUR	(3,018)
Receive Floating 3-month USD LIBOR + 1.1745%	Quarterly			4,862,000	USD
Pay Floating 3-month EUR LIBOR + 1.05%	Quarterly	CITI	11/22/21	4,400,000	EUR	(357)
Receive Floating 3-month USD LIBOR + 1.1735%	Quarterly			30,525,000	USD
Pay Floating 3-month EUR LIBOR + 1.05%	Quarterly	CITI	12/10/21	27,500,000	EUR	110,713
Receive Floating 3-month USD LIBOR + 1.3175%	Quarterly			35,242,500	USD
Pay Floating 3-month EUR LIBOR + 1.20%	Quarterly	CITI	12/12/21	31,750,000	EUR	114,680
Receive Floating 3-month USD LIBOR + .84875%	Quarterly			3,472,000	USD
Pay Fixed 0.75%	Annual	DBAB	9/14/22	2,800,000	EUR	343,908
Total Cross Currency Swap Contracts						$1,517,768

  |  57

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
At January 31, 2020, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.788%	Semi-Annual	3/26/23	7,900,000		$(415,065)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.79%	Semi-Annual	3/28/23	7,900,000		(415,504)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.713%	Semi-Annual	3/29/23	4,700,000		(233,569)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.806%	Semi-Annual	4/17/23	5,800,000		(311,220)
Receive Fixed 2.773%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/23/24	56,500,000	CNY	53,186
Receive Fixed 2.773%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/23/24	17,000,000	CNY	15,843
Receive Fixed 2.765%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/26/24	13,700,000	CNY	13,925
Receive Fixed 2.79%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/30/24	171,350,000	CNY	203,863
Receive Fixed 2.79%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/30/24	21,500,000	CNY	25,419
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 2.00%	Semi-Annual	6/20/25	11,100,000		(872,232)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.082%	Semi-Annual	9/28/25	8,000,000		(831,685)
Receive Floating 3-month USD LIBOR	Quarterly
Pay Fixed 3.225%	Semi-Annual	11/13/25	5,500,000		(594,882)
Total Interest Rate Swap Contracts					$(3,361,921)
*In U.S. dollars unless otherwise indicated.

At January 31, 2020, the Fund had the following inflation index swap contracts outstanding. See  Note 3.
Inflation Index Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.96%	At maturity	8/31/24	$25,200,000	$(187,544)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.079%	At maturity	9/18/24	1,770,000	(27,206)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.719%	At maturity	8/14/26	16,000,000	31,962
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.719%	At maturity	8/14/26	2,050,000	3,932
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.35%	At maturity	9/20/26	5,200,000	(266,345)
Receive variable change in USA-CPI-U	At maturity
  |  58

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Low Duration Total Return Fund (continued)
Inflation Index Swap Contracts (continued)
Description	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Contracts (continued)
Pay Fixed 1.893%	At maturity	1/15/27	$123,400,000	$(1,473,311)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 2.313%	At maturity	6/01/28	1,400,000	(75,500)
Total Inflation Index Swap Contracts				$(1,994,012)

At January 31, 2020, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	FBCO	3/20/20	$1,600,000	$61,917
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	FBCO	3/20/20	4,050,000	156,727
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	3/20/20	2,600,000	112,372
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	3/20/20	6,600,000	285,253
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	BZWS	6/20/20	30,950,000	480,306
Total Total Return Swap Contracts						$1,096,575

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 113.
  |  59

Franklin Investors Securities Trust
Statement of Investments, January 31, 2020 (unaudited)
Franklin Managed Income Fund
		Country	Shares	Value
	Common Stocks 31.2%
	Communication Services 2.8%
	AT&T Inc.	United States	1,000,000	$37,620,000
	Verizon Communications Inc.	United States	850,000	50,524,000
	Vodafone Group PLC	United Kingdom	10,000,000	19,642,722
				107,786,722
	Consumer Discretionary 0.6%
	Ford Motor Co.	United States	2,500,000	22,050,000
	Consumer Staples 3.1%
	The Coca-Cola Co.	United States	650,200	37,971,680
	Nestle SA	Switzerland	500,000	55,720,000
	PepsiCo Inc.	United States	187,200	26,586,144
				120,277,824
	Energy 3.7%
	Chevron Corp.	United States	400,000	42,856,000
	Exxon Mobil Corp.	United States	550,000	34,166,000
	Occidental Petroleum Corp.	United States	450,000	17,874,000
	Royal Dutch Shell PLC, A, ADR	United Kingdom	545,000	28,421,750
	The Williams Cos. Inc.	United States	850,000	17,586,500
				140,904,250
	Financials 6.0%
	Bank of America Corp.	United States	1,046,715	34,363,653
	Barclays PLC	United Kingdom	5,000,000	11,039,067
[a]	JPMorgan Chase & Co.	United States	500,000	66,180,000
	Morgan Stanley	United States	875,000	45,727,500
	The Toronto-Dominion Bank	Canada	415,000	22,932,900
[a]	Wells Fargo & Co.	United States	1,100,000	51,634,000
				231,877,120
	Health Care 4.9%
	AbbVie Inc.	United States	500,000	40,510,000
	AstraZeneca PLC, ADR	United Kingdom	1,100,000	53,570,000
[a]	CVS Health Corp.	United States	170,000	11,529,400
	Johnson & Johnson	United States	280,000	41,683,600
	Pfizer Inc.	United States	1,150,000	42,826,000
				190,119,000
	Industrials 4.6%
	3M Co.	United States	200,000	31,732,000
[a]	The Boeing Co.	United States	50,000	15,913,500
[a]	General Dynamics Corp.	United States	200,000	35,088,000
[a]	Northrop Grumman Corp.	United States	105,000	39,329,850
[a]	Raytheon Co.	United States	260,000	57,444,400
				179,507,750
	Information Technology 3.5%
	Analog Devices Inc.	United States	350,000	38,412,500
	Intel Corp.	United States	685,000	43,792,050
	International Business Machines Corp.	United States	200,000	28,746,000
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  60

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	Texas Instruments Inc.	United States	197,000	$23,768,050
				134,718,600
	Real Estate 0.6%
	Host Hotels & Resorts Inc.	United States	1,500,000	24,510,000
	Utilities 1.4%
	Dominion Energy Inc.	United States	528,200	45,293,150
	Sempra Energy	United States	59,000	9,477,760
				54,770,910
	Total Common Stocks (Cost $925,912,975)			1,206,522,176
	Management Investment Companies 1.2%
	Financials 1.2%
[b]	Franklin FTSE United Kingdom ETF	United States	300,000	7,304,730
[b]	Franklin Liberty U.S. Low Volatility ETF	United States	1,000,000	38,608,200
	Total Management Investment Companies (Cost $44,008,250)			45,912,930
	Equity-Linked Securities 13.5%
	Consumer Discretionary 2.4%
[c]	Goldman Sachs International into Amazon.com Inc., 7.50%, 144A	United States	38,000	72,746,634
[c]	JPMorgan Chase Bank NA into Target Corp., 9.00%, 144A	United States	190,000	21,011,226
				93,757,860
	Energy 0.6%
[c]	Societe Generale SA into Schlumberger Ltd., 2.312%, 144A	United States	715,000	24,656,313
	Financials 1.6%
[c]	Barclays Bank PLC into The Charles Schwab Corp., 6.00%, 144A	United States	755,000	34,723,589
[c]	Barclays Bank PLC into Bank of America Corp., 8.50%, 144A	United States	750,000	25,069,932
				59,793,521
	Health Care 0.6%
[c]	UBS AG London into CVS Health Corp., 8.50%, 144A	United States	350,000	22,983,428
	Information Technology 8.3%
[c]	Barclays Bank PLC into Broadcom Inc., 10.00%, 144A	United States	130,000	39,712,855
[c]	Citigroup Global Markets Holdings Inc. into Cisco Systems Inc., 7.00%, 144A	United States	743,000	35,226,213
[c]	JPMorgan Chase Bank NA into Apple Inc., 7.00%, 144A	United States	320,000	72,155,819
[c]	Merrill Lynch International & Co. C.V. into Microsoft Corp., 6.00%, 144A	United States	340,000	49,389,251
[c]	Royal Bank of Canada into Intel Corp., 8.00%, 144A	United States	800,000	42,516,263
[c]	Wells Fargo Bank National Assn. into NVIDIA Corp., 10.00%, 144A	United States	260,000	47,276,979
[c]	Wells Fargo Bank National Assn. into Texas Instruments Inc., 7.50%, 144A	United States	300,000	36,584,210
				322,861,590
	Total Equity-Linked Securities (Cost $496,111,925)			524,052,712
	Convertible Preferred Stocks 1.5%
	Information Technology 0.8%
	Broadcom Inc., 8.00%, cvt. pfd., A	United States	25,000	28,715,000
  |  61

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Shares	Value
	Convertible Preferred Stocks (continued)
	Utilities 0.7%
	Sempra Energy, 6.00%, cvt. pfd., A	United States	100,000	$12,661,000
	The Southern Co., 6.75%, cvt. pfd.	United States	280,000	15,901,200
				28,562,200
	Total Convertible Preferred Stocks (Cost $49,227,000)			57,277,200
	Preferred Stocks (Cost $15,000,000) 0.4%
	Financials 0.4%
	JPMorgan Chase & Co., 6.00%, pfd., EE, 6/01/67	United States	600,000	16,698,000
			Principal Amount*
	Corporate Bonds 34.7%
	Communication Services 2.1%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A, 5.125%, 5/01/27	United States	$15,000,000	15,702,750
	DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	12,000,000	12,621,360
[c]	Sirius XM Radio Inc., senior bond, 144A, 5.375%, 4/15/25	United States	15,000,000	15,501,525
	Sprint Corp., senior note, 7.625%, 2/15/25	United States	10,000,000	10,434,900
[c]	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond, first lien, 144A, 4.738%, 9/20/29	United States	25,000,000	26,306,375
				80,566,910
	Consumer Discretionary 2.4%
	Dollar General Corp., senior bond, 3.875%, 4/15/27	United States	10,000,000	10,994,540
	Dollar Tree Inc., senior note, 4.00%, 5/15/25	United States	15,000,000	16,256,293
	Ford Motor Credit Co. LLC, senior note, 5.113%, 5/03/29	United States	25,000,000	26,279,519
	Las Vegas Sands Corp., senior bond, 3.90%, 8/08/29	United States	10,000,000	10,536,190
	NIKE Inc., senior bond, 2.375%, 11/01/26	United States	20,000,000	20,735,295
[c]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25	United States	10,000,000	10,449,900
				95,251,737
	Consumer Staples 3.9%
	Anheuser-Busch Cos. LLC/InBev Worldwide Inc., senior bond, 4.90%, 2/01/46	Belgium	10,000,000	12,510,516
	BAT Capital Corp., senior note, 3.557%, 8/15/27	United Kingdom	15,000,000	15,705,702
	The Clorox Co., senior bond, 3.10%, 10/01/27	United States	15,000,000	16,044,965
	Costco Wholesale Corp., senior note, 2.75%, 5/18/24	United States	15,000,000	15,722,709
	Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	15,000,000	15,265,921
	The Procter & Gamble Co., senior note, 2.70%, 2/02/26	United States	25,000,000	26,535,434
	Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	15,000,000	16,436,869
	Tyson Foods Inc., senior bond, 3.95%, 8/15/24	United States	12,100,000	13,126,339
	Walmart Inc., senior bond, 3.25%, 7/08/29	United States	20,000,000	21,925,352
				153,273,807
  |  62

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy 1.5%
[c]	Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 144A, 11.00%, 4/15/25	United States	$20,000,000	$22,150,200
[c]	Chesapeake Energy Corp., secured note, second lien, 144A, 11.50%, 1/01/25	United States	10,000,000	8,072,000
	The Williams Cos. Inc.,
	senior note, 3.60%, 3/15/22	United States	15,000,000	15,452,566
	senior note, 4.55%, 6/24/24	United States	10,000,000	10,930,096
				56,604,862
	Financials 8.2%
	Bank of America Corp.,
	senior bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28	United States	15,000,000	16,131,496
	sub. bond, 4.183%, 11/25/27	United States	10,000,000	11,106,299
	Barclays PLC, senior note, 3.65%, 3/16/25	United Kingdom	15,000,000	15,926,906
	BBVA USA, sub. note, 3.875%, 4/10/25	United States	15,000,000	15,975,344
	Capital One Financial Corp.,
	senior bond, 3.80%, 1/31/28	United States	20,000,000	21,809,210
	senior note, 3.75%, 3/09/27	United States	10,000,000	10,835,400
	sub. note, 3.75%, 7/28/26	United States	10,000,000	10,649,460
	Citigroup Inc., sub. bond, 4.125%, 7/25/28	United States	20,000,000	22,239,180
	The Goldman Sachs Group Inc., senior note, 3.50%, 11/16/26	United States	15,000,000	16,015,773
	HSBC Holdings PLC, senior note, 4.292% to 9/12/25, FRN thereafter, 9/12/26	United Kingdom	20,000,000	21,963,216
[d,e]	JPMorgan Chase & Co., junior sub. bond, V, FRN, 5.229%, (3-month USD LIBOR + 3.32%), Perpetual	United States	15,000,000	15,137,175
[c]	Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	7,100,000	7,555,050
	Morgan Stanley,
	senior note, 3.125%, 1/23/23	United States	20,000,000	20,758,758
	senior sub. bond, 4.35%, 9/08/26	United States	15,000,000	16,730,801
	Navient Corp., senior note, 6.125%, 3/25/24	United States	15,000,000	16,017,150
[e]	PNC Financial Services Group Inc., junior sub. note, 4.85% to 6/01/23, FRN thereafter, Perpetual	United States	12,000,000	12,519,600
	Prudential Financial Inc., junior sub. bond, 5.70% to 9/15/28, FRN thereafter, 9/15/48	United States	20,000,000	23,145,907
[e]	Truist Financial Corp., junior sub. bond, 4.80% to 9/01/24, FRN thereafter, Perpetual	United States	25,000,000	25,796,625
[e]	Wells Fargo & Co., junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	15,000,000	16,954,575
				317,267,925
	Health Care 8.0%
	Anthem Inc., senior bond, 3.65%, 12/01/27	United States	10,000,000	10,811,028
[c]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	6,300,000	6,493,442
	senior note, 144A, 5.875%, 5/15/23	United States	461,000	465,322
	senior secured note, first lien, 144A, 5.50%, 11/01/25	United States	10,000,000	10,379,150
[c]	Bayer U.S. Finance II LLC, senior note, 144A, 4.25%, 12/15/25	Germany	15,000,000	16,567,887
	Biogen Inc., senior note, 3.625%, 9/15/22	United States	10,000,000	10,467,349
[c]	Bristol-Myers Squibb Co.,
	senior bond, 144A, 3.40%, 7/26/29	United States	10,000,000	10,974,612
	senior bond, 144A, 4.25%, 10/26/49	United States	10,000,000	12,368,799
  |  63

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Health Care (continued)
[c]	Centene Corp., senior bond, 144A, 4.625%, 12/15/29	United States	$20,000,000	$21,563,000
[c]	CHS/Community Health Systems Inc.,
	[f] senior secured note, 144A, 6.625%, 2/15/25	United States	25,000,000	25,317,000
	senior secured note, 144A, 8.00%, 3/15/26	United States	30,000,000	31,322,220
	Cigna Corp.,
	senior note, 3.75%, 7/15/23	United States	20,000,000	21,162,639
	[c] senior note, 144A, 3.40%, 3/01/27	United States	15,000,000	15,922,292
	CVS Health Corp.,
	senior bond, 5.05%, 3/25/48	United States	15,000,000	18,149,308
	senior note, 3.875%, 7/20/25	United States	15,000,000	16,225,270
	Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	9,700,000	11,029,793
	HCA Inc., senior note, 5.375%, 9/01/26	United States	25,000,000	28,189,375
	Mylan Inc., senior bond, 4.55%, 4/15/28	United States	19,000,000	21,006,286
	Tenet Healthcare Corp., senior secured note, first lien, 4.625%, 7/15/24	United States	20,000,000	20,541,700
				308,956,472
	Industrials 2.1%
[c]	Ashtead Capital Inc., secured note, second lien, 144A, 4.125%, 8/15/25	United Kingdom	21,000,000	21,638,715
	CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	15,000,000	15,895,177
	Lockheed Martin Corp., senior bond, 3.55%, 1/15/26	United States	20,000,000	21,847,078
	United Rentals North America Inc., senior note, 4.625%, 10/15/25	United States	20,000,000	20,479,200
				79,860,170
	Information Technology 2.2%
[c]	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	20,000,000	18,200,500
[c]	Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 4.42%, 6/15/21	United States	18,000,000	18,552,102
	Fiserv Inc., senior bond, 4.20%, 10/01/28	United States	20,000,000	22,613,001
	Microchip Technology Inc., senior secured note, 4.333%, 6/01/23	United States	15,000,000	16,033,193
	Xilinx Inc., senior note, 2.95%, 6/01/24	United States	11,000,000	11,433,789
				86,832,585
	Materials 1.4%
	DuPont de Nemours Inc., senior note, 4.493%, 11/15/25	United States	20,000,000	22,358,077
	Freeport-McMoRan Inc., senior bond, 5.25%, 9/01/29	United States	10,000,000	10,618,500
[c]	Syngenta Finance NV, senior note, 144A, 5.182%, 4/24/28	Switzerland	20,000,000	22,489,107
				55,465,684
	Real Estate 1.8%
	American Tower Corp., senior bond, 3.375%, 10/15/26	United States	15,000,000	15,961,208
	Healthpeak Properties Inc., senior bond, 3.875%, 8/15/24	United States	21,700,000	23,390,649
	Prologis LP, senior note, 4.25%, 8/15/23	United States	12,000,000	12,961,484
	Realty Income Corp., senior bond, 3.875%, 7/15/24	United States	15,000,000	16,238,570
				68,551,911
  |  64

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Principal Amount*	Value
	Corporate Bonds (continued)
	Utilities 1.1%
	Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	$20,000,000	$21,132,407
[c]	Vistra Operations Co. LLC, senior secured bond, first lien, 144A, 4.30%, 7/15/29	United States	20,000,000	20,619,038
				41,751,445
	Total Corporate Bonds (Cost $1,240,360,587)			1,344,383,508
[d]	Senior Floating Rate Interests (Cost $19,606,778) 0.5%
	Energy 0.5%
	Chesapeake Energy Corp., Class A Loan, 9.928%, (3-month USD LIBOR + 8.00%), 6/23/24	United States	20,000,000	20,025,000
	U.S. Government and Agency Securities 7.9%
	U.S. Treasury Note,
	2.25%, 3/31/20	United States	100,000,000	100,095,919
	2.75%, 9/30/20	United States	100,000,000	100,773,438
	2.75%, 9/15/21	United States	50,000,000	51,085,938
	2.875%, 10/31/23	United States	50,000,000	52,849,609
	Total U.S. Government and Agency Securities (Cost $299,838,246)			304,804,904
	Mortgage-Backed Securities 5.1%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
	FHLMC 30 Year, 4.00%, 9/01/49 - 10/01/49	United States	2,973,114	3,112,054
	Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
	FNMA 30 Year, 4.00%, 8/01/49 - 1/01/50	United States	11,328,729	11,941,532
	FNMA 30 Year, 4.00%, 12/01/49	United States	31,951,461	33,608,531
				45,550,063
	Government National Mortgage Association (GNMA) Fixed Rate 3.8%
	GNMA II SF 30 Year, 3.50%, 9/20/49 - 12/20/49	United States	21,991,581	22,768,554
	GNMA II SF 30 Year, 3.50%, 11/20/49	United States	73,079,730	75,748,532
	GNMA II SF 30 Year, 4.00%, 9/20/49 - 12/20/49	United States	10,335,864	10,795,455
	GNMA II SF 30 Year, 4.00%, 11/20/49	United States	36,908,742	38,595,040
				147,907,581
	Total Mortgage-Backed Securities (Cost $196,573,820)			196,569,698
		Number of Contracts	Notional Amount
	Options Purchased (Cost $15,810,381) 0.2%
	Puts - Exchange-Traded
	SPDR S&P 500 ETF Trust, June Strike Price $300.00, Expires 6/19/20	10,000	1,000,000	6,390,000
	Total Investments before Short Term Investments (Cost $3,302,449,962)			3,722,636,128
  |  65

Franklin Investors Securities Trust
Statement of Investments (unaudited)
Franklin Managed Income Fund (continued)
		Country	Shares	Value
	Short Term Investments (Cost $129,774,615) 3.3%
	Money Market Funds 3.3%
[b,g]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	129,774,615	$129,774,615
	Total Investments (Cost $3,432,224,577) 99.5%			3,852,410,743
	Options Written (0.0)%†			(1,706,750)
	Other Assets, less Liabilities 0.5%			20,710,119
	Net Assets 100.0%			$3,871,414,112
		Number of Contracts	Notional Amount
	Options Written (0.0)%†
	Calls - Exchange-Traded
	The Boeing Co., February Strike Price $380.00, Expires 2/21/20	500	50,000	(5,000)
	CVS Health Corp., February Strike Price $80.00, Expires 2/21/20	1,700	170,000	(11,900)
	General Dynamics Corp., February Strike Price $190.00, Expires 2/21/20	1,000	100,000	(10,000)
	JPMorgan Chase & Co., March Strike Price $150.00, Expires 3/20/20	5,000	500,000	(100,000)
	Northrop Grumman Corp., February Strike Price $365.00, Expires 2/21/20	1,050	105,000	(1,387,050)
	Raytheon Co., February Strike Price $230.00, Expires 2/21/20	2,600	260,000	(189,800)
	Wells Fargo & Co., February Strike Price $57.50, Expires 2/21/20	3,000	300,000	(3,000)
	Total Options Written (Premiums received $2,456,228)			$(1,706,750)

See Abbreviations on page 113.
†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]A portion or all of the security is held in connection with written option contracts open at period end.
[b]See Note 7 regarding investments in affiliated management investment companies.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $882,663,698, representing 22.8% of net assets.
[d]The coupon rate shown represents the rate at period end.
[e]Perpetual security with no stated maturity date.
[f]Security purchased on a when-issued basis.
[g]The rate shown is the annualized seven-day effective yield at period end.
  |  66

Franklin Investors Securities Trust
Consolidated Statement of Investments, January 31, 2020 (unaudited)
Franklin Total Return Fund
		Country/Organization	Shares/Warrants	Value
	Common Stocks and Other Equity Interests 0.0%†
	Commercial & Professional Services 0.0%†
[a]	Remington Outdoor Co. Inc.	United States	52,019	$32,512
	Consumer Services 0.0%†
[a,b,c]	Turtle Bay Resort	United States	1,550,567	34,112
	Energy 0.0%†
[a]	Battalion Oil Corp.	United States	531	5,851
[a,c]	Battalion Oil Corp., wts., A, 10/08/22	United States	2,551	678
[a,c]	Battalion Oil Corp., wts., B, 10/08/22	United States	3,189	506
[a,c]	Battalion Oil Corp., wts., C, 10/08/22	United States	4,100	327
	Riviera Resources Inc.	United States	12,605	92,647
[a]	Weatherford International PLC	United States	34,108	972,078
				1,072,087
	Materials 0.0%†
[a,c,d]	Appvion Operations Inc.	United States	13,033	189,180
[a]	Verso Corp., A	United States	6,954	117,175
[a]	Verso Corp., wts., 7/25/23	United States	732	1,720
				308,075
	Retailing 0.0%†
[a,c,d]	K2016470219 South Africa Ltd., A	South Africa	28,762,824	19,171
[a,c,d]	K2016470219 South Africa Ltd., B	South Africa	2,862,311	1,908
				21,079
	Total Common Stocks and Other Equity Interests (Cost $7,674,341)			1,467,865

	Management Investment Companies 9.8%
	Diversified Financials 9.8%
[e]	Franklin Floating Rate Income Fund	United States	1,549,310	12,967,726
[e]	Franklin Liberty Investment Grade Corporate ETF	United States	18,335,000	480,377,000
[e]	Franklin Liberty Senior Loan ETF	United States	914,900	22,886,224
	Total Management Investment Companies (Cost $496,849,175)			516,230,950
	Preferred Stocks (Cost $2,325,000) 0.1%
	Diversified Financials 0.1%
[f]	Citigroup Capital XIII, 8.137%, pfd., 10/30/40	United States	93,000	2,620,740
			Principal Amount*
	Corporate Bonds 12.2%
	Automobiles & Components 0.0%†
[g]	Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	1,000,000	1,094,374
[g]	Allison Transmission Inc., senior bond, 144A, 5.875%, 6/01/29	United States	800,000	875,222
				1,969,596
Quarterly Statement of Investments  |  See Notes to Statements of Investments.  |  67

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Corporate Bonds (continued)
	Banks 1.8%
[g]	Akbank T.A.S., senior note, 144A, 5.125%, 3/31/25	Turkey	5,000,000		$5,113,170
[h]	Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.125%, 11/26/63	Italy	20,000,000	EUR	24,403,897
[h]	BDO Unibank Inc., senior note, Reg S, 2.95%, 3/06/23	Philippines	1,600,000		1,625,560
[h]	Realkredit Danmark A/S,
	secured bond, Reg S, 1.00%, 4/01/27	Denmark	77,800,000	DKK	12,439,409
	senior bond, 10F, Reg S, 1.00%, 4/01/29	Denmark	57,080,000	DKK	9,201,676
	Royal Bank of Canada, secured note, 2.10%, 10/14/21	Canada	11,500,000		11,527,071
	SVB Financial Group, senior note, 3.50%, 1/29/25	United States	6,000,000		6,392,901
	Wells Fargo & Co., sub. bond, 4.65%, 11/04/44	United States	10,000,000		12,117,823
[g]	Westpac Banking Corp., senior secured note, 144A, 2.25%, 11/09/21	Australia	10,800,000		10,847,994
					93,669,501
	Capital Goods 0.5%
[g]	Ahern Rentals Inc., secured note, second lien, 144A, 7.375%, 5/15/23	United States	400,000		318,166
	Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	2,800,000		3,004,832
[g]	Amcor Finance USA Inc., senior note, 144A, 3.625%, 4/28/26	Australia	11,800,000		12,423,671
[g]	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	4,100,000		4,086,818
	CNH Industrial NV, senior bond, 3.85%, 11/15/27	United Kingdom	4,600,000		4,874,521
[g]	The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	400,000		426,949
[g]	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	400,000		420,510
[i]	Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23	Australia	183,113		168,006
					25,723,473
	Commercial & Professional Services 0.2%
[g]	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	5,000,000		5,125,125
[g]	Intrado Corp., senior note, 144A, 8.50%, 10/15/25	United States	5,000,000		3,987,500
					9,112,625
	Consumer Durables & Apparel 0.0%†
[g]	Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A, 6.75%, 8/01/25	United States	600,000		619,749
	Consumer Services 0.1%
[g]	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.25%, 5/15/27	United States	6,000,000		6,232,500
	Diversified Financials 1.0%
	Capital One Bank USA NA, sub. bond, 3.375%, 2/15/23	United States	6,000,000		6,246,675
	GE Capital International Funding Co., senior bond, 3.373%, 11/15/25	United States	17,000,000		18,032,075
	The Goldman Sachs Group Inc., senior note, 3.75%, 2/25/26	United States	6,300,000		6,825,021
	Jyske Realkredit A/S, secured note, 1.00%, 4/01/26	Denmark	68,400,000	DKK	10,868,790
	Navient Corp., senior bond, 8.00%, 3/25/20	United States	1,664,000		1,678,502
	Springleaf Finance Corp., senior note, 6.625%, 1/15/28	United States	4,000,000		4,507,400
[h]	TNB Global Ventures Capital Bhd., senior note, Reg S, 3.244%, 10/19/26	Malaysia	4,300,000		4,417,401
					52,575,864
  |  68

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Energy 1.1%
[g]	Aker BP ASA, senior note, 144A, 4.75%, 6/15/24	Norway	3,400,000	$3,543,888
	Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond, 4.08%, 12/15/47	United States	1,200,000	1,282,578
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	1,600,000	1,820,616
	Enable Midstream Partners LP,
	senior bond, 5.00%, 5/15/44	United States	1,200,000	1,145,859
	senior note, 3.90%, 5/15/24	United States	3,600,000	3,704,426
	Energy Transfer Operating LP, senior bond, 5.15%, 2/01/43	United States	6,000,000	6,167,125
	EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	400,000	362,929
[g]	Gazprom PJSC Via Gaz Capital SA, (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000	10,007,050
[g]	Harvest Operations Corp., senior note, 144A, 4.20%, 6/01/23	South Korea	3,800,000	4,058,896
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	800,000	738,320
	MPLX LP,
	senior bond, 4.00%, 2/15/25	United States	4,600,000	4,898,569
	senior bond, 4.70%, 4/15/48	United States	2,000,000	2,050,885
	Murphy Oil USA Inc., senior bond, 4.75%, 9/15/29	United States	3,700,000	3,873,345
[j]	Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	3,000,000	163,500
	Sunoco Logistics Partners Operations LP, senior note, 4.25%, 4/01/24	United States	6,100,000	6,487,249
[g]	Tullow Oil PLC, senior note, 144A, 7.00%, 3/01/25	Ghana	600,000	486,756
	Valaris PLC, senior bond, 5.75%, 10/01/44	United States	700,000	291,154
[g]	Weatherford International Ltd., senior note, 144A, 11.00%, 12/01/24	United States	1,032,000	1,098,327
[g]	Woodside Finance Ltd., senior note, 144A, 3.70%, 9/15/26	Australia	4,000,000	4,263,343
				56,444,815
	Food & Staples Retailing 0.2%
[g]	Cencosud SA, senior note, 144A, 4.375%, 7/17/27	Chile	9,700,000	9,929,923
	Food, Beverage & Tobacco 0.6%
	Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	12,000,000	12,280,038
[g]	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/30	United States	1,200,000	1,298,220
	Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	5,100,000	5,190,413
	Reynolds American Inc.,
	senior bond, 5.70%, 8/15/35	United Kingdom	9,300,000	11,165,617
	senior bond, 5.85%, 8/15/45	United Kingdom	300,000	359,445
				30,293,733
	Health Care Equipment & Services 0.5%
[g]	Centene Corp.,
	senior bond, 144A, 4.625%, 12/15/29	United States	1,900,000	2,048,485
	senior note, 144A, 4.25%, 12/15/27	United States	2,400,000	2,512,440
	CHS/Community Health Systems Inc., senior secured note, first lien, 6.25%, 3/31/23	United States	4,000,000	4,090,000
	Cigna Corp., senior note, 4.125%, 11/15/25	United States	5,900,000	6,491,591
	CVS Health Corp., senior bond, 4.30%, 3/25/28	United States	1,800,000	1,998,424
	Edwards Lifesciences Corp., senior note, 4.30%, 6/15/28	United States	1,700,000	1,933,056
  |  69

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Corporate Bonds (continued)
	Health Care Equipment & Services (continued)
[g]	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	5,200,000		$5,310,630
					24,384,626
	Household & Personal Products 0.2%
	Avon Products Inc., senior bond, 7.00%, 3/15/23	United Kingdom	8,800,000		9,682,746
	Insurance 1.0%
	Aflac Inc., senior note, 0.932%, 1/25/27	United States	1,400,000,000	JPY	13,162,517
[g]	Liberty Mutual Group Inc., senior bond, 144A, 4.569%, 2/01/29	United States	12,000,000		13,845,860
[g]	Teachers Insurance & Annuity Assn. of America, sub. bond, 144A, 4.90%, 9/15/44	United States	20,400,000		26,217,158
					53,225,535
	Materials 0.5%
[g]	Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	9,200,000		9,257,040
[g]	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	4,000,000		3,989,960
[g]	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	1,500,000		1,414,373
[g]	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	2,300,000		2,029,750
	Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	5,600,000		5,980,442
[g]	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	4,500,000		4,331,205
					27,002,770
	Media & Entertainment 0.5%
[g]	Altice Luxembourg SA, first lien, 144A, 10.50%, 5/15/27	Luxembourg	600,000		694,890
	AMC Entertainment Holdings Inc., senior sub. bond, 5.75%, 6/15/25	United States	800,000		712,732
[g]	CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A, 5.00%, 2/01/28	United States	1,500,000		1,573,860
[g]	CSC Holdings LLC, senior bond, 144A, 5.375%, 2/01/28	United States	3,000,000		3,186,968
[g]	Diamond Sports Group LLC/Diamond Sports Finance Co., first lien, 144A, 5.375%, 8/15/26	United States	6,200,000		6,187,451
	DISH DBS Corp., senior bond, 5.00%, 3/15/23	United States	2,600,000		2,645,526
[g]	Live Nation Entertainment Inc., senior note, 144A, 4.75%, 10/15/27	United States	3,000,000		3,091,950
	Netflix Inc., senior bond, 4.875%, 4/15/28	United States	1,800,000		1,930,545
[g]	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 7/15/27	United States	4,900,000		5,172,685
[g]	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	1,000,000		1,000,000
					26,196,607
	Pharmaceuticals, Biotechnology & Life Sciences 0.5%
[g]	Bausch Health Cos. Inc.,
	senior bond, 144A, 6.125%, 4/15/25	United States	1,800,000		1,855,269
	senior note, 144A, 5.00%, 1/30/28	United States	1,500,000		1,522,500
	Biogen Inc., senior bond, 5.20%, 9/15/45	United States	18,200,000		22,691,626
					26,069,395
  |  70

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Real Estate 0.2%
[g]	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	600,000	$622,494
	National Retail Properties Inc., senior bond, 4.30%, 10/15/28	United States	9,700,000	11,006,810
				11,629,304
	Retailing 0.1%
[c,g,i]	K2016470219 South Africa Ltd., senior secured note, 144A, PIK, 3.00%, 12/31/22	South Africa	2,313,828	2,907
[c,g,i]	K2016470260 South Africa Ltd., senior secured note, 144A, PIK, 25.00%, 12/31/22	South Africa	609,325	3,179
[g]	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	5,100,000	3,672,000
				3,678,086
	Semiconductors & Semiconductor Equipment 0.4%
[g]	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	1,000,000	1,088,100
	Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	22,000,000	22,882,057
				23,970,157
	Software & Services 0.2%
	Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	9,300,000	10,087,834
	Technology Hardware & Equipment 0.1%
[g]	CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	5,000,000	4,550,125
	Transportation 0.7%
	Burlington Northern and Santa Fe 99-2 Trust, secured bond, 7.57%, 1/02/21	United States	4,608	4,838
[g]	Kazakhstan Temir Zholy Finance BV, senior bond, 144A, 6.95%, 7/10/42	Kazakhstan	7,400,000	10,497,788
[g]	Mexico City Airport Trust, senior secured bond, first lien, 144A, 5.50%, 7/31/47	Mexico	4,500,000	4,965,457
[h]	RZD Capital PLC, (Russian Railways), loan participation, senior bond, Reg S, 5.70%, 4/05/22	Russia	11,600,000	12,481,287
[g]	Transurban Finance Co. Pty. Ltd., senior secured bond, 144A, 4.125%, 2/02/26	Australia	7,200,000	7,857,233
	Union Pacific Railroad Co. 2005 Pass Through Trust, 2005-1, 5.082%, 1/02/29	United States	93,404	102,684
				35,909,287
	Utilities 1.8%
	Commonwealth Edison Co., secured bond, 6.45%, 1/15/38	United States	700,000	1,040,952
	Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	15,400,000	16,271,953
[g,k]	EDF SA, junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	24,000,000	25,259,760
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	9,000,000	10,431,492
[g]	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	400,000	396,000
[g]	Israel Electric Corp. Ltd., secured bond, 144A, 4.25%, 8/14/28	Israel	6,700,000	7,367,755
	The Southern Co., senior bond, 3.25%, 7/01/26	United States	7,950,000	8,470,830
[g]	State Grid Overseas Investment 2016 Ltd.,
	senior note, 144A, 3.50%, 5/04/27	China	10,700,000	11,484,454
	senior note, 144A, 4.25%, 5/02/28	China	6,700,000	7,625,877
  |  71

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Corporate Bonds (continued)
	Utilities (continued)
[g]	Talen Energy Supply LLC,
	senior note, 144A, 10.50%, 1/15/26	United States	1,500,000	$1,333,953
	senior secured note, 144A, 7.25%, 5/15/27	United States	5,500,000	5,647,675
	Virginia Electric & Power Co., senior bond, 6.35%, 11/30/37	United States	520,000	766,978
				96,097,679
	Total Corporate Bonds (Cost $613,039,187)			639,055,930
	Senior Floating Rate Interests 3.3%
	Automobiles & Components 0.2%
	Adient U.S. LLC, Initial Term Loans, 6.144% - 6.195%, (3-month USD LIBOR + 4.25%), 5/06/24	United States	3,084,500	3,093,497
	Allison Transmission Inc., Term Loan, 3.41%, (1-month USD LIBOR + 1.75%), 3/29/26	United States	3,777,198	3,814,381
	Thor Industries Inc., Initial USD Term Loans, 5.438%, (1-month USD LIBOR + 3.75%), 2/01/26	United States	4,950,249	4,972,896
				11,880,774
	Capital Goods 0.1%
[l]	Altra Industrial Motion Corp., Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 10/01/25	United States	1,256,129	1,262,561
	Doncasters U.S. Finance LLC, Second-Lien Term Loans, 10.195%, (3-month USD LIBOR + 8.25%), 10/09/20	United States	464,417	53,698
	Navistar Inc., Tranche B Term Loan, 5.17%, (1-month USD LIBOR + 3.50%), 11/06/24	United States	3,422,538	3,436,420
	Onsite Rental Group Operations Pty. Ltd., Term Loan, 6.16%, (1-month USD LIBOR + 4.50%), 10/25/22	Australia	133,932	129,913
	RBS Global Inc. (Rexnord), Term Loan B, 3.41%, (1-month USD LIBOR + 1.75%), 8/21/24	United States	1,077,586	1,084,504
				5,967,096
	Commercial & Professional Services 0.3%
	Nielsen Finance LLC (VNU Inc.), Class B-4 Term Loans (VNU Inc.), 3.699%, (1-month USD LIBOR + 2.00%), 10/04/23	United States	3,690,513	3,702,046
[l,m]	Pitney Bowes Inc., Term Loan B, TBD, 1/15/25	United States	1,100,000	1,095,407
[l]	Prime Security Services Borrower LLC, Term B-1 Facility, 5.01%, (1-month USD LIBOR + 3.25%), 9/12/26	United States	935,156	938,339
	United Rentals North America Inc., Initial Term Loans, 3.395%, (1-month USD LIBOR + 1.75%), 10/31/25	United States	6,540,388	6,578,348
	Ventia Pty. Ltd., Term B Loans, 5.445%, (3-month USD LIBOR + 3.50%), 5/21/26	Australia	1,946,739	1,951,606
				14,265,746
	Consumer Durables & Apparel 0.0%†
[l,m]	Champ Acquisition Corp., Initial Term Loan, TBD, 12/21/25	United States	650,000	650,610
	Playtika Holding Corp., Term B Loans, 7.645%, (1-month USD LIBOR + 6.00%), 12/10/24	United States	1,000,000	1,010,938
[l,m]	PUG LLC (Viagogo/StubHub), Term B Loan, TBD, 2/13/27	United States	506,667	506,033
				2,167,581
  |  72

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Senior Floating Rate Interests (continued)
	Consumer Services 0.3%
	24 Hour Fitness Worldwide Inc., Term Loan, 5.145%, (1-month USD LIBOR + 3.50%), 5/30/25	United States	3,323,131	$2,602,012
	Caesars Resort Collection LLC, Term B Loans, 4.395%, (1-month USD LIBOR + 2.75%), 12/22/24	United States	3,323,046	3,326,727
	Eldorado Resorts Inc., Initial Term Loan, 3.938%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	1,695,099	1,696,148
[l]	Equinox Holdings Inc., Term B-1 Loans, 4.645%, (1-month USD LIBOR + 3.00%), 3/08/24	United States	3,790,306	3,788,885
	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loans, 3.411%, (1-month USD LIBOR + 1.75%), 6/17/26	United States	2,500,000	2,522,070
	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum Brands), Term Loan B, 3.408%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	2,977,273	2,994,011
	NASCAR Holdings Inc., Initial Term Loans, 4.408%, (1-month USD LIBOR + 2.75%), 10/18/26	United States	346,490	350,388
				17,280,241
	Diversified Financials 0.2%
	FinCo I LLC (Fortress Investment Group), 2018 Replacement Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 12/27/22	United States	4,184,411	4,201,848
	Realogy Group LLC, Initial Term B Loans, 3.895%, (1-month USD LIBOR + 2.25%), 2/08/25	United States	2,493,639	2,475,976
	Trans Union LLC, 2019 Replacement Term B-5 Loans, 3.395%, (1-month USD LIBOR + 1.75%), 11/15/26	United States	2,427,885	2,439,417
				9,117,241
	Energy 0.3%
[l]	Buckeye Partners LP, Initial Term Loans, 4.531%, (1-month USD LIBOR + 2.75%), 11/01/26	United States	1,500,000	1,516,719
	Centurion Pipeline Co. LLC, Initial Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 9/28/25	United States	1,210,827	1,214,611
	Fieldwood Energy LLC, Closing Date Loans, 7.027%, (3-month USD LIBOR + 5.25%), 4/11/22	United States	5,877,828	5,086,773
	Strike LLC, Term Loan, 10.064%, (6-month USD LIBOR + 8.00%), 11/30/22	United States	5,878,112	5,870,764
	Utex Industries Inc.,
	Initial Term Loan (First Lien), 5.645%, (1-month USD LIBOR + 4.00%), 5/21/21	United States	359,693	308,436
	Second Lien Initial Term Loan, 8.895%, (1-month USD LIBOR + 7.25%), 5/20/22	United States	37,581	20,920
				14,018,223
	Food & Staples Retailing 0.1%
	Aramark Corp.,
	U.S. Term B-2 Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/28/24	United States	2,657,462	2,673,062
	U.S. Term B-3 Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/11/25	United States	1,834,185	1,844,502
	U.S. Term B-4 Loan, 3.47%, (1-month USD LIBOR + 1.75%), 1/15/27	United States	960,000	964,592
				5,482,156
  |  73

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Senior Floating Rate Interests (continued)
	Food, Beverage & Tobacco 0.1%
	B&G Foods Inc., Tranche B-4 Term Loan, 4.145%, (1-month USD LIBOR + 2.50%), 10/10/26	United States	904,953	$908,912
	CSM Bakery Supplies LLC, Second Lien Term Loan, 9.62%, (3-month USD LIBOR + 7.75%), 7/03/21	United States	337,281	323,158
	JBS USA Lux SA, New Term Loans, 3.645%, (1-month USD LIBOR + 2.00%), 5/01/26	United States	4,618,658	4,649,450
				5,881,520
	Health Care Equipment & Services 0.2%
	DaVita Inc., Tranche B Term Loan, 3.895%, (1-month USD LIBOR + 2.25%), 8/12/26	United States	2,319,187	2,329,540
	HCA Inc., Term Loan B13, 3.395%, (1-month USD LIBOR + 1.75%), 3/18/26	United States	1,793,497	1,805,828
	IQVIA Inc.,
	Term B-2 Dollar Loans, 3.695%, (3-month USD LIBOR + 1.75%), 1/20/25	United States	1,005,806	1,011,044
	Term B-3 Dollar Loans, 3.695%, (3-month USD LIBOR + 1.75%), 6/11/25	United States	2,881,432	2,904,843
[l,m]	Phoenix Guarantor Inc., Tranche B-1 Term Loan, TBD, 3/05/26	United States	1,000,000	1,005,000
				9,056,255
	Household & Personal Products 0.0%†
[c]	FGI Operating Co. LLC (Freedom Group),
	[i] Term Loan, PIK, 12.00%, (3-month USD LIBOR + 10.00%), 5/15/22	United States	594,141	561,520
	Term Loan FILO, 9.409% - 9.50%, (3-month USD LIBOR + 7.50%), 5/15/21	United States	1,127,443	1,129,419
[l,m]	Knowlton Development Corp., Initial Term Loan, TBD, 12/21/25	United States	228,718	229,386
				1,920,325
	Insurance 0.0%†
[l,m]	Alliant Holdings Intermediate LLC, Initial Term Loan, TBD, 5/10/25	United States	770,000	770,361
	Materials 0.1%
	Appvion Operations, Inc.,
	Term Loan, 7.79%, (1-month USD LIBOR + 6.00%), 6/15/26	United States	104,518	105,563
	Term Loan, 7.91%, (3-month USD LIBOR + 6.00%), 6/15/26	United States	185,455	187,310
	Oxbow Carbon LLC, Tranche B Term Loan, 5.395%, (1-month USD LIBOR + 3.75%), 1/04/23	United States	2,501,009	2,507,261
				2,800,134
	Media & Entertainment 0.4%
	Charter Communications Operating LLC (CCO Safari III, LLC), Term B-2 Loan, 3.40%, (1-month USD LIBOR + 1.75%), 2/01/27	United States	2,977,348	2,993,477
	Diamond Sports Group LLC, Term Loan, 4.91%, (1-month USD LIBOR + 3.25%), 8/24/26	United States	4,875,565	4,869,470
	Gray Television Inc., Term C Loan, 4.281%, (1-month USD LIBOR + 2.50%), 1/02/26	United States	3,381,175	3,401,956
	Lions Gate Capital Holdings LLC, Term A Loan, 3.395%, (1-month USD LIBOR + 1.75%), 3/22/23	Canada	1,607,339	1,597,293
	Live Nation Entertainment Inc., Term Loan B, 3.438%, (1-month USD LIBOR + 1.75%), 10/17/26	United States	4,394,005	4,403,141
  |  74

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Senior Floating Rate Interests (continued)
	Media & Entertainment (continued)
	Mediacom Illinois LLC, Tranche N Term Loan, 3.32%, (1-week USD LIBOR + 1.75%), 2/15/24	United States	2,117,911	$2,128,483
	Sinclair Television Group Inc., Tranche B Term Loans, 3.90%, (1-month USD LIBOR + 2.25%), 1/03/24	United States	992,327	996,867
				20,390,687
	Pharmaceuticals, Biotechnology & Life Sciences 0.2%
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 3.561%, (1-week USD LIBOR + 2.00%), 11/15/27	United States	2,039,035	2,060,121
	Horizon Pharma Inc., Seventh Amendment Refinancing Term Loans, 4.00%, (1-month USD LIBOR + 2.25%), 5/22/26	United States	3,179,282	3,207,101
	Valeant Pharmaceuticals International,
	First Incremental Term Loan, 4.42%, (1-month USD LIBOR + 2.75%), 11/27/25	United States	2,550,000	2,561,840
	Initial Term Loans, 4.67%, (1-month USD LIBOR + 3.00%), 6/02/25	United States	299,776	301,406
				8,130,468
	Real Estate 0.0%†
[l,m]	Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, TBD, 8/21/25	United States	97,087	97,616
	Retailing 0.2%
[l]	Bass Pro Group LLC, Initial Term Loans, 6.645%, (1-month USD LIBOR + 5.00%), 9/25/24	United States	1,246,811	1,245,772
	General Nutrition Centers Inc., Tranche B-2 Term Loans, 10.40%, (1-month USD LIBOR + 8.75%), 3/04/21	United States	1,119,294	1,064,029
[l]	Harbor Freight Tools USA Inc., Refinancing Loans, 4.145%, (1-month USD LIBOR + 2.50%), 8/19/23	United States	3,866,304	3,846,006
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.15% - 4.161%, (1-month USD LIBOR + 2.50%), 1/28/23	United States	2,991,468	2,900,656
[l,m]	Staples Inc., 2019 Refinancing Term B-1 Loans, TBD, 4/12/26	United States	475,610	467,485
				9,523,948
	Semiconductors & Semiconductor Equipment 0.0%†
	MKS Instruments Inc., Tranche B-6 Term Loans, 3.395%, (1-month USD LIBOR + 1.75%), 2/02/26	United States	76,725	76,917
	ON Semiconductor Corp., 2019 Replacement Term B-4 Loans, 3.645%, (1-month USD LIBOR + 2.00%), 9/18/26	United States	1,242,291	1,250,828
				1,327,745
	Software & Services 0.3%
[l]	Dcert Buyer Inc., Initial Term Loans, 5.645%, (1-month USD LIBOR + 4.00%), 10/16/26	United States	2,000,000	2,005,000
	Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 3.395%, (1-month USD LIBOR + 1.75%), 2/15/24	United States	4,810,201	4,827,864
	Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 4.695%, (3-month USD LIBOR + 2.75%), 2/01/22	United States	997,436	1,005,416
	LegalZoom.com Inc., 2018 Term Loans, 6.145%, (1-month USD LIBOR + 4.50%), 11/21/24	United States	3,298,491	3,323,230
[l]	Solera LLC, First Lien Term Loan, 4.395%, (1-month USD LIBOR + 2.75%), 3/03/23	United States	2,987,241	2,996,809
  |  75

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Senior Floating Rate Interests (continued)
	Software & Services (continued)
[l,m]	Sophos (Surf Holdings LLC), Term Loan B, TBD, 3/31/27	United States	285,898	$288,042
				14,446,361
	Technology Hardware & Equipment 0.0%†
	CommScope Inc., Initial Term Loans, 4.895%, (1-month USD LIBOR + 3.25%), 4/04/26	United States	2,493,750	2,501,219
	Telecommunication Services 0.1%
	Global Tel*Link Corp.,
	First Lien Term Loan, 5.895%, (1-month USD LIBOR + 4.25%), 11/29/25	United States	1,049,981	1,007,719
	Second Lien Term Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/29/26	United States	127,673	113,496
	Securus Technologies Holdings Inc., Second Lien Initial Loan, 9.895%, (1-month USD LIBOR + 8.25%), 11/01/25	United States	416,510	202,684
[l]	Zayo Group LLC, 2017 Incremental Refinancing B-1 Term Loan, 3.645%, (1-month USD LIBOR + 2.00%), 1/19/21	United States	2,977,041	2,982,623
				4,306,522
	Transportation 0.2%
	Air Canada, Term Loans, 3.408%, (1-month USD LIBOR + 1.75%), 10/06/23	Canada	40,604	40,781
	Allegiant Travel Co., Class B Term Loans, 6.394%, (3-month USD LIBOR + 4.50%), 2/05/24	United States	463,084	465,110
	Avis Budget Car Rental LLC, Tranche B Term Loans, 3.65%, (1-month USD LIBOR + 2.00%), 2/13/25	United States	4,962,663	4,978,132
	Hertz Corp., Tranche B-1 Term Loan, 4.395%, (1-month USD LIBOR + 2.75%), 6/30/23	United States	3,788,945	3,816,574
[l,m]	The Kenan Advantage Group, Inc., Initial Canadian Term Loan, TBD, 7/29/22	United States	384,233	384,072
[l,m]	Kenan Advantage Group, Inc., Initial U.S. Term Loans, TBD, 7/31/22	United States	1,615,767	1,615,094
				11,299,763
	Utilities 0.0%†
	EFS Cogen Holdings I LLC (Linden),
	Term B Advance, 4.90%, (1-month USD LIBOR + 3.25%), 6/28/23	United States	331,235	331,097
	Term B Advance, 5.20%, (3-month USD LIBOR + 3.25%), 6/28/23	United States	803,972	803,637
				1,134,734
	Total Senior Floating Rate Interests (Cost $175,028,784)			173,766,716
	Marketplace Loans 0.2%
	Diversified Financials 0.2%
[c]	Lending Club LCX, 6.46% - 20.55%, 7/15/22 - 1/27/25	United States	3,256,262	3,243,225
[c]	Upgrade, 13.64% - 30.99%, 10/11/22 - 1/15/25	United States	5,298,599	5,123,730
	Total Marketplace Loans (Cost $8,469,850)			8,366,955
  |  76

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Foreign Government and Agency Securities 4.2%
[g]	Angolan Government International Bond, senior note, 144A, 8.25%, 5/09/28	Angola	16,700,000		$18,030,940
[h]	Banque Centrale de Tunisie International Bond, senior note, Reg S, 5.625%, 2/17/24	Tunisia	16,500,000	EUR	18,227,973
[g]	Banque Ouest Africaine de Developpement, senior note, 144A, 5.00%, 7/27/27	Supranational[n]	10,700,000		11,581,252
[g]	Dominican Republic, senior note, 144A, 8.90%, 2/15/23	Dominican Republic	727,200,000	DOP	13,684,094
[g]	Government of Belarus International Bond, senior note, 144A, 7.625%, 6/29/27	Belarus	13,300,000		15,398,939
	Government of Colombia,
	senior bond, 9.85%, 6/28/27	Colombia	27,300,000,000	COP	10,124,907
	senior bond, 5.00%, 6/15/45	Colombia	13,000,000		15,826,655
[g]	Government of Gabon,
	144A, 6.375%, 12/12/24	Gabon	17,900,000		19,280,108
	[o] senior note, 144A, 6.625%, 2/06/31	Gabon	10,700,000		10,725,182
[g]	Government of Kazakhstan, senior bond, 144A, 4.875%, 10/14/44	Kazakhstan	8,200,000		10,355,362
	Government of Mexico, senior note, 4.15%, 3/28/27	Mexico	17,200,000		18,748,172
	Government of Peru, senior bond, 6.55%, 3/14/37	Peru	5,700,000		8,683,579
	Government of South Africa, senior bond, 7.00%, 2/28/31	South Africa	259,300,000	ZAR	14,689,522
[g]	Government of Ukraine,
	144A, 7.75%, 9/01/20	Ukraine	292,000		299,650
	144A, 7.75%, 9/01/21	Ukraine	229,000		243,885
	144A, 7.75%, 9/01/22	Ukraine	229,000		249,370
	144A, 7.75%, 9/01/23	Ukraine	229,000		253,416
	144A, 7.75%, 9/01/24	Ukraine	229,000		255,610
	144A, 7.75%, 9/01/25	Ukraine	229,000		258,416
	144A, 7.75%, 9/01/26	Ukraine	229,000		259,961
	144A, 7.75%, 9/01/27	Ukraine	229,000		259,806
	[a,p] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	474,000		471,038
	senior bond, 144A, 7.375%, 9/25/32	Ukraine	18,200,000		20,169,895
[q]	Government of Uruguay, senior bond, Index Linked, 3.70%, 6/26/37	Uruguay	515,374,189	UYU	13,520,090
	Total Foreign Government and Agency Securities (Cost $215,850,665)				221,597,822
	U.S. Government and Agency Securities 13.4%
	U.S. Treasury Bond,
	1.50%, 1/31/27	United States	26,200,000		26,333,046
	2.25%, 8/15/46	United States	58,500,000		61,311,885
	2.75%, 11/15/47	United States	19,500,000		22,593,340
	3.125%, 5/15/48	United States	10,500,000		13,048,916
	3.00%, 8/15/48	United States	17,000,000		20,692,188
	2.875%, 5/15/49	United States	14,000,000		16,724,258
	2.25%, 8/15/49	United States	18,100,000		19,114,236
	[q] Index Linked, 1.75%, 1/15/28	United States	92,082,390		105,911,994
	[q] Index Linked, 3.625%, 4/15/28	United States	42,937,654		56,082,722
  |  77

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	U.S. Government and Agency Securities (continued)
	U.S. Treasury Note,
	2.00%, 8/31/21	United States	2,600,000		$2,625,238
	1.25%, 8/31/24	United States	30,500,000		30,410,644
	1.50%, 9/30/24	United States	48,700,000		49,089,029
	[q] Index Linked, 0.125%, 4/15/20	United States	10,434,329		10,423,020
	[q] Index Linked, 1.25%, 7/15/20	United States	9,435,296		9,500,708
	[q] Index Linked, 0.125%, 4/15/21	United States	12,588,930		12,561,497
	[q] Index Linked, 0.625%, 7/15/21	United States	7,189,684		7,264,204
	[q] Index Linked, 0.125%, 1/15/22	United States	7,045,835		7,063,909
	[q] Index Linked, 0.125%, 4/15/22	United States	22,210,365		22,258,516
	[q] Index Linked, 0.125%, 7/15/22	United States	6,934,667		6,994,426
	[q] Index Linked, 0.125%, 1/15/23	United States	7,020,294		7,070,839
	[q] Index Linked, 0.625%, 1/15/24	United States	8,267,641		8,531,184
	[q] Index Linked, 0.125%, 7/15/24	United States	74,202,376		75,555,099
	[q] Index Linked, 0.25%, 1/15/25	United States	4,343,814		4,443,868
	[q] Index Linked, 0.375%, 7/15/25	United States	45,554,342		47,182,072
	[q] Index Linked, 0.625%, 1/15/26	United States	14,613,649		15,325,066
	[q] Index Linked, 0.375%, 7/15/27	United States	45,014,052		46,994,624
	Total U.S. Government and Agency Securities (Cost $673,374,097)				705,106,528
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 35.8%
	Banks 1.0%
[r]	Commercial Mortgage Trust,
	2006-GG7, AJ, FRN, 5.725%, 7/10/38	United States	3,599,000		3,334,344
	2006-GG7, AM, FRN, 5.807%, 7/10/38	United States	725,122		730,059
[g,r]	CSMC, 2009-15R, 3A1, 144A, FRN, 4.853%, 3/26/36	United States	344,830		345,444
[s]	CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.411%, (1-month USD LIBOR + 0.75%), 3/25/34	United States	632,612		637,797
[g,s]	DBCG Mortgage Trust, 2017-BBG, A, 144A, FRN, 2.376%, (1-month USD LIBOR + 0.70%), 6/15/34	United States	9,840,000		9,828,954
[s]	FNMA, 2005-122, FN, FRN, 2.011%, (1-month USD LIBOR + 0.35%), 1/25/36	United States	380,188		375,436
[g,r]	FREMF Mortgage Trust, 2018-K72, B, 144A, FRN, 4.117%, 12/25/50	United States	17,900,000		19,313,611
[r,t]	GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	United States	1,086,242		950,462
[g]	Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	18,000,000		17,375,328
[s]	Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 2.401%, (1-month USD LIBOR + 0.74%), 3/25/28	United States	554,764		556,563
[c]	Weyerhaeuser Mortgage Co., 1984-A, 7.43%, 1/01/24	United States	9,469		9,469
					53,457,467
	Diversified Financials 34.8%
[g,r]	Adagio CLO VIII DAC, VIII-A, B1, 144A, FRN, 1.65%, 4/15/32	Ireland	2,050,000	EUR	2,281,595
	American Express Credit Account Master Trust,
	[r] 2018-3, A, FRN, 1.996%, 10/15/25	United States	33,268,000		33,291,807
	2019-1, A, 2.87%, 10/15/24	United States	40,926,000		42,177,820
	2019-3, A, 2.00%, 4/15/25	United States	14,405,000		14,609,151
  |  78

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[s]	American Home Mortgage Investment Trust, 2004-3, 4A, FRN, 3.407%, (6-month USD LIBOR + 1.50%), 10/25/34	United States	756,797		$763,066
[s]	Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates, 2004-R4, M1, FRN, 2.486%, (1-month USD LIBOR + 0.825%), 6/25/34	United States	1,641,554		1,640,909
[g,r]	AMMC CLO 15 Ltd.,
	2014-15A, ARR, 144A, FRN, 3.091%, 1/15/32	United States	3,000,000		2,998,230
	2014-15A, BRR, 144A, FRN, 3.631%, 1/15/32	United States	922,984		919,366
[g,s]	AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 4.002%, (3-month USD LIBOR + 2.10%), 11/02/30	United States	1,000,000		989,560
[g,s]	AMMC CLO XI Ltd.,
	2012-11A, BR2, 144A, FRN, 3.37%, (3-month USD LIBOR + 1.60%), 4/30/31	United States	5,050,000		5,029,901
	2012-11A, CR2, 144A, FRN, 3.67%, (3-month USD LIBOR + 1.90%), 4/30/31	United States	2,750,000		2,682,432
[g,s]	Antares CLO Ltd., 2018-1A, B, 144A, FRN, 3.469%, (3-month USD LIBOR + 1.65%), 4/20/31	United States	12,900,000		12,764,292
[g,s]	Ares CLO Ltd., 2018-48A, D, 144A, FRN, 4.519%, (3-month USD LIBOR + 2.70%), 7/20/30	United States	2,000,000		1,973,760
[g,r]	Ares European CLO VIII BV,
	8A, AR, 144A, FRN, 0.92%, 4/17/32	Netherlands	20,700,000	EUR	22,907,747
	8A, BR, 144A, FRN, 1.60%, 4/17/32	Netherlands	2,900,000	EUR	3,225,869
[g,r]	ARES LII CLO Ltd.,
	2019-52A, A2, 144A, FRN, 3.452%, 4/22/31	United States	1,382,114		1,378,617
	2019-52A, B, 144A, FRN, 3.652%, 4/22/31	United States	6,000,000		6,008,100
	2019-52A, C, 144A, FRN, 4.482%, 4/22/31	United States	2,500,000		2,508,675
[s]	Argent Securities Inc. Asset-Backed Pass-Through Certificates, 2005-W2, A2C, FRN, 2.021%, (1-month USD LIBOR + 0.36%), 10/25/35	United States	1,528,080		1,531,826
[g,r]	Armada Euro CLO IV DAC, 4A, B, 144A, FRN, 1.70%, 7/15/33	United Kingdom	5,100,000	EUR	5,685,290
[g,s]	Atrium IX, 9A, AR, 144A, FRN, 3.149%, (3-month USD LIBOR + 1.24%), 5/28/30	United States	4,500,000		4,501,485
[g,r]	Atrium XII, 2012A, CR, 144A, FRN, 2.632%, 4/22/27	United States	11,600,000		11,609,164
[g,s]	Atrium XIII,
	2013A, B, 144A, FRN, 3.306%, (3-month USD LIBOR + 1.50%), 11/21/30	United States	2,700,000		2,685,690
	2013A, C, 144A, FRN, 3.606%, (3-month USD LIBOR + 1.80%), 11/21/30	United States	3,753,500		3,733,569
	2013A, D, 144A, FRN, 4.506%, (3-month USD LIBOR + 2.70%), 11/21/30	United States	5,500,000		5,441,260
[g,r]	Atrium XIV LLC, 14A, A2A, 144A, FRN, 3.293%, 8/23/30	United States	7,400,000		7,387,198
[g,r]	Atrium XV, 15A, A1, 144A, FRN, 2.976%, 1/23/31	United States	3,150,000		3,143,983
[g,r]	Avoca CLO XVII Designated Activity Co., 17A, B1R, 144A, FRN, 1.70%, 10/15/32	Ireland	5,600,000	EUR	6,239,461
[g,s]	Bain Capital Credit CLO,
	2018-1A, A1, 144A, FRN, 2.766%, (3-month USD LIBOR + 0.96%), 4/23/31	United States	12,000,000		11,949,960
	2018-1A, A2, 144A, FRN, 2.956%, (3-month USD LIBOR + 1.15%), 4/23/31	United States	5,100,000		5,056,242
  |  79

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,r]	BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 3.969%, 10/20/30	United States	5,100,000		$5,063,382
[g,s]	Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.261%, (1-month USD LIBOR + 1.60%), 4/25/28	United States	7,059,740		7,078,355
[g,r]	Betony CLO 2 Ltd., 2018-1A, A1, 144A, FRN, 2.85%, 4/30/31	United States	1,000,000		997,660
[g,r]	Blackrock European CLO IX DAC,
	9A, A, 144A, FRN, 0.90%, 12/15/32	Ireland	17,350,000	EUR	19,214,887
	9A, B, 144A, FRN, 1.55%, 12/15/32	Ireland	5,250,000	EUR	5,835,530
[g,r]	BlueMountain CLO Ltd.,
	2012-2A, AR2, 144A, FRN, 2.949%, 11/20/28	United States	1,291,071		1,290,839
	2014-2A, A2R2, 144A, FRN, 3.219%, 10/20/30	United States	5,775,775		5,724,313
	2014-2A, CR2, 144A, FRN, 4.019%, 10/20/30	United States	3,600,000		3,601,008
	2018-3A, B, 144A, FRN, 3.564%, 10/25/30	United States	2,000,000		1,999,000
	2018-3A, C, 144A, FRN, 3.994%, 10/25/30	United States	1,071,430		1,071,666
[g,r]	BlueMountain CLO XXII Ltd., 2018-1A, B, 144A, FRN, 3.47%, 7/30/30	United States	272,725		272,406
[g,r]	Bluemountain Fuji Eur CLO V DAC,
	5A, A, 144A, FRN, 0.91%, 1/15/33	Ireland	20,950,000	EUR	23,366,682
	5A, B, 144A, FRN, 1.55%, 1/15/33	Ireland	6,250,000	EUR	6,971,432
[g,s]	BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, B, 144A, FRN, 3.969%, (3-month USD LIBOR + 2.15%), 10/20/30	United States	4,010,000		4,010,441
[g,s]	BlueMountain Fuji U.S. CLO III Ltd.,
	2017-3A, C, 144A, FRN, 3.531%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	2,300,000		2,270,215
	2017-3A, D, 144A, FRN, 4.231%, (3-month USD LIBOR + 2.40%), 1/15/30	United States	1,600,000		1,546,400
[g]	BRAVO Residential Funding Trust,
	2019-1, A1C, 144A, 3.50%, 3/25/58	United States	16,040,278		16,337,706
	[r,t] 2019-2, A3, 144A, FRN, 3.50%, 10/25/44	United States	12,604,459		12,942,820
[g,r]	Burnham Park CLO Ltd., 2016-1A, BR, 144A, FRN, 3.319%, 10/20/29	United States	1,488,189		1,490,183
[g,r]	Buttermilk Park CLO Ltd., 2018-1A, C, 144A, FRN, 3.931%, 10/15/31	United States	1,452,380		1,448,008
	Capital One Multi-Asset Execution Trust,
	2015-A4, A4, 2.75%, 5/15/25	United States	13,430,000		13,832,759
	2016-A5, A5, 1.66%, 6/17/24	United States	11,773,000		11,797,123
	2019-A1, A1, 2.84%, 12/15/24	United States	26,740,000		27,469,243
[g,r]	Carlyle Euro CLO DAC, 2019-2A, A1A, 144A, FRN, 1.11%, 8/15/32	Ireland	10,400,000	EUR	11,552,727
[g,s]	Carlyle Global Market Strategies CLO Ltd.,
	2014-1A, A1R2, 144A, FRN, 2.806%, (3-month USD LIBOR + 0.97%), 4/17/31	United States	725,000		721,672
	2014-1A, A2R2, 144A, FRN, 2.966%, (3-month USD LIBOR + 1.13%), 4/17/31	United States	6,300,000		6,171,102
  |  80

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,r]	Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN, 4.031%, 10/15/31	United States	10,000,000	$9,920,600
[g,s]	Carlyle U.S. CLO Ltd.,
	2017-1A, A1A, 144A, FRN, 3.119%, (3-month USD LIBOR + 1.30%), 4/20/31	United States	8,160,000	8,164,243
	2017-2A, A1B, 144A, FRN, 3.039%, (3-month USD LIBOR + 1.22%), 7/20/31	United States	10,650,000	10,647,231
	2017-2A, B, 144A, FRN, 4.219%, (3-month USD LIBOR + 2.40%), 7/20/31	United States	8,829,000	8,834,209
	2017-3A, B, 144A, FRN, 4.169%, (3-month USD LIBOR + 2.35%), 7/20/29	United States	1,000,000	1,000,280
	2017-4A, C, 144A, FRN, 4.631%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	545,000	540,918
	2017-5A, A2, 144A, FRN, 3.219%, (3-month USD LIBOR + 1.40%), 1/20/30	United States	2,000,000	1,958,660
	2017-5A, B, 144A, FRN, 3.619%, (3-month USD LIBOR + 1.80%), 1/20/30	United States	7,000,000	6,915,160
[g,s]	Catamaran CLO Ltd.,
	2014-2A, BR, 144A, FRN, 4.769%, (3-month USD LIBOR + 2.95%), 10/18/26	United States	6,401,000	6,425,452
	2015-1A, C2R, 144A, FRN, 3.752%, (3-month USD LIBOR + 1.95%), 4/22/27	United States	7,600,000	7,460,464
[g,r]	CIM Trust,
	2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	United States	9,364,703	9,670,269
	2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	United States	10,769,084	11,072,378
	2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	United States	18,240,682	18,897,832
[r]	Citibank Credit Card Issuance Trust,
	2017-A7, A7, FRN, 2.062%, 8/08/24	United States	3,477,000	3,495,250
	2018-A2, A2, FRN, 1.984%, 1/20/25	United States	44,910,000	45,028,607
[g,r]	Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	United States	468,789	462,683
[g,r]	Cole Park CLO Ltd., 2015-1A, BR, 144A, FRN, 3.419%, 10/20/28	United States	2,571,428	2,572,431
[g,r]	Columbia Cent CLO 27 Ltd., 2018-27A, A2A, 144A, FRN, 3.394%, 10/25/28	United States	769,230	773,045
[g,r]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I,
	2019-S7, PT, 144A, FRN, 11.34%, 12/15/44	United States	5,474,971	5,013,691
	2019-52, PT, 144A, FRN, 11.118%, 1/15/45	United States	8,845,749	8,696,170
	2020-2, PT, 144A, FRN, 16.113%, 3/15/45	United States	8,736,452	8,570,417
	2018-14, PT, 144A, FRN, 9.35%, 9/16/41	United States	3,162,366	3,049,258
	2018-29, PT, 144A, FRN, 25.34%, 12/15/43	United States	1,527,064	1,236,188
	2019-26, PT, 144A, FRN, 19.137%, 8/15/44	United States	6,773,957	6,159,248
	2019-31, PT, 144A, FRN, 19.17%, 9/15/44	United States	6,145,946	5,533,809
	2019-37, PT, 144A, FRN, 19.627%, 10/17/44	United States	6,727,030	6,279,686
	2019-42, PT, 144A, FRN, 19.31%, 11/15/44	United States	7,470,774	6,943,430
	2019-51, PT, 144A, FRN, 17.50%, 1/15/45	United States	9,005,440	8,646,245
	2019-S1, PT, 144A, FRN, 14.26%, 4/15/44	United States	4,935,439	4,246,411
	2019-S2, PT, 144A, FRN, 13.513%, 5/16/44	United States	3,956,152	3,505,008
	2019-S3, PT, 144A, FRN, 13.77%, 6/15/44	United States	4,824,984	4,340,843
  |  81

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,r]	Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I, (continued)
	2019-S4, PT, 144A, FRN, 11.83%, 8/15/44	United States	5,581,466		$5,040,089
	2019-S5, PT, 144A, FRN, 13.01%, 9/15/44	United States	5,471,355		4,933,073
	2019-S6, PT, 144A, FRN, 11.68%, 10/17/44	United States	5,133,769		4,707,129
	2019-S8, PT, 144A, FRN, 10.53%, 1/15/45	United States	6,754,959		6,318,402
[g,s]	Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 2.956%, (3-month USD LIBOR + 1.12%), 4/17/30	United States	6,000,000		5,866,980
	Credit Suisse First Boston Mortgage Securities Corp., 2004-6, 3A1, 5.00%, 5/25/26	United States	119,306		107,884
	Discover Card Execution Note Trust,
	2019-A1, A1, 3.04%, 7/15/24	United States	32,240,000		33,207,838
	2019-A3, A, 1.89%, 10/15/24	United States	23,260,000		23,517,570
	Dryden 41 Senior Loan Fund,
	[g,s] 2015-41A, AR, 144A, FRN, 2.801%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	22,025,000		21,936,900
	[h,r] 2015-41X, AR, Reg S, FRN, 2.801%, 4/15/31	United States	4,700,000		4,681,200
[g,s]	Dryden 42 Senior Loan Fund, 2016-42A, DR, 144A, FRN, 4.761%, (3-month USD LIBOR + 2.93%), 7/15/30	United States	800,000		799,192
[g,r]	Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, FRN, 4.031%, 10/15/30	United States	1,250,000		1,253,237
[g,s]	Dryden 49 Senior Loan Fund, 2017-49A, A, 144A, FRN, 3.029%, (3-month USD LIBOR + 1.21%), 7/18/30	United States	7,030,000		7,038,295
[g,s]	Dryden 50 Senior Loan Fund,
	2017-50A, A1, 144A, FRN, 3.051%, (3-month USD LIBOR + 1.22%), 7/15/30	United States	5,660,000		5,661,415
	2017-50A, C, 144A, FRN, 4.081%, (3-month USD LIBOR + 2.25%), 7/15/30	United States	2,600,000		2,601,040
[g,s]	Dryden 55 CLO Ltd.,
	2018-55A, A1, 144A, FRN, 2.851%, (3-month USD LIBOR + 1.02%), 4/15/31	United States	23,362,000		23,367,373
	2018-55A, D, 144A, FRN, 4.681%, (3-month USD LIBOR + 2.85%), 4/15/31	United States	2,000,000		1,974,940
[g,s]	Dryden 64 CLO Ltd., 2018-64A, A, 144A, FRN, 2.789%, (3-month USD LIBOR + 0.97%), 4/18/31	United States	1,200,000		1,194,480
[g,r]	Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	United States	3,255,000		3,524,450
[g,s]	Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 3.469%, (3-month USD LIBOR + 1.65%), 7/20/30	United States	5,400,000		5,345,568
[g,r]	Euro-Galaxy III CLO BV, 2013-3A, B2ER, 144A, FRN, 1.50%, 1/17/31	Netherlands	2,550,000	EUR	2,832,075
	FHLMC Structured Agency Credit Risk Debt Notes,
	[s] 2014-DN1, M2, FRN, 3.861%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	1,308,787		1,323,565
	[s] 2014-DN3, M3, FRN, 5.661%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	13,246,404		14,139,025
	[s] 2014-DN4, M3, FRN, 6.211%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	7,622,038		8,221,625
	[s] 2014-HQ1, M3, FRN, 5.761%, (1-month USD LIBOR + 4.10%), 8/25/24	United States	2,369,289		2,510,674
  |  82

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FHLMC Structured Agency Credit Risk Debt Notes, (continued)
	[s] 2015-DN1, M3, FRN, 5.811%, (1-month USD LIBOR + 4.15%), 1/25/25	United States	8,487,177	$8,867,120
	[s] 2015-DNA2, M3, FRN, 5.561%, (1-month USD LIBOR + 3.90%), 12/25/27	United States	25,057,000	26,050,570
	[s] 2015-DNA3, M2, FRN, 4.511%, (1-month USD LIBOR + 2.85%), 4/25/28	United States	6,397,783	6,459,887
	[s] 2015-DNA3, M3, FRN, 6.361%, (1-month USD LIBOR + 4.70%), 4/25/28	United States	3,330,000	3,699,922
	[s] 2015-HQ1, M3, FRN, 5.461%, (1-month USD LIBOR + 3.80%), 3/25/25	United States	18,350,102	18,862,037
	[s] 2015-HQ2, M3, FRN, 4.911%, (1-month USD LIBOR + 3.25%), 5/25/25	United States	4,580,000	4,916,828
	[s] 2015-HQA1, M2, FRN, 4.311%, (1-month USD LIBOR + 2.65%), 3/25/28	United States	937,825	938,908
	[s] 2015-HQA2, M2, FRN, 4.461%, (1-month USD LIBOR + 2.80%), 5/25/28	United States	525,061	527,755
	[s] 2016-DNA1, M2, FRN, 4.561%, (1-month USD LIBOR + 2.90%), 7/25/28	United States	1,190,579	1,195,425
	[s] 2016-DNA1, M3, FRN, 7.211%, (1-month USD LIBOR + 5.55%), 7/25/28	United States	29,600,000	32,864,762
	[s] 2016-DNA2, M3, FRN, 6.311%, (1-month USD LIBOR + 4.65%), 10/25/28	United States	18,184,267	19,589,304
	[s] 2016-HQA1, M2, FRN, 4.411%, (1-month USD LIBOR + 2.75%), 9/25/28	United States	1,063,896	1,065,577
	[s] 2016-HQA2, M2, FRN, 3.911%, (1-month USD LIBOR + 2.25%), 11/25/28	United States	4,892,559	4,912,064
	[s] 2016-HQA2, M3, FRN, 6.811%, (1-month USD LIBOR + 5.15%), 11/25/28	United States	26,915,000	29,751,749
	[s] 2016-HQA3, M2, FRN, 3.011%, (1-month USD LIBOR + 1.35%), 3/25/29	United States	1,230,683	1,235,776
	[r] 2017-DNA1, M2, FRN, 4.911%, 7/25/29	United States	12,778,000	13,578,155
	[r] 2017-DNA2, M2, FRN, 5.111%, 10/25/29	United States	12,000,000	12,934,154
	[s] 2017-DNA3, M2, FRN, 4.161%, (1-month USD LIBOR + 2.50%), 3/25/30	United States	13,500,000	13,999,119
	[r] 2017-HQA3, M2, FRN, 4.011%, 4/25/30	United States	3,787,796	3,881,047
	[r] 2017-HQA2, M2, FRN, 4.311%, 12/25/29	United States	3,000,000	3,101,137
[g,s]	Flagship CLO VIII Ltd., 2014-8A, ARR, 144A, FRN, 2.693%, (3-month USD LIBOR + 0.85%), 1/16/26	United States	3,386,874	3,387,348
	FNMA Connecticut Avenue Securities,
	[s] 2013-C01, M2, FRN, 6.911%, (1-month USD LIBOR + 5.25%), 10/25/23	United States	5,086,359	5,612,949
	[s] 2014-C02, 1M2, FRN, 4.261%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	21,170,966	22,045,221
	[s] 2014-C02, 2M2, FRN, 4.261%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	7,451,089	7,715,913
	[s] 2014-C03, 1M2, FRN, 4.661%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	25,288,161	26,716,145
  |  83

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
	FNMA Connecticut Avenue Securities, (continued)
	[s] 2014-C03, 2M2, FRN, 4.561%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	2,678,973		$2,802,207
	[s] 2014-C04, 1M1, FRN, 6.561%, (1-month USD LIBOR + 4.90%), 11/25/24	United States	19,242,023		21,232,814
	[s] 2014-C04, 2M2, FRN, 6.661%, (1-month USD LIBOR + 5.00%), 11/25/24	United States	3,319,930		3,599,207
	[s] 2015-C01, 1M2, FRN, 5.961%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	2,732,440		2,926,464
	[s] 2015-C01, 2M2, FRN, 6.211%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	9,960,070		10,366,881
	[s] 2015-C02, 1M2, FRN, 5.661%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	13,129,870		14,039,431
	[s] 2015-C02, 2M2, FRN, 5.661%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	3,408,799		3,550,697
	[s] 2015-C03, 1M2, FRN, 6.661%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	9,244,449		10,104,100
	[s] 2015-C03, 2M2, FRN, 6.661%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	3,528,848		3,761,040
	[r] 2016-C02, 1M2, FRN, 7.661%, 9/25/28	United States	17,562,035		19,352,442
	[r] 2016-C04, 1M2, FRN, 5.911%, 1/25/29	United States	17,035,695		18,159,243
	[r] 2016-C05, 2M2, FRN, 6.111%, 1/25/29	United States	16,975,876		18,004,206
	[r] 2016-C07, 2M2, FRN, 6.011%, 5/25/29	United States	11,483,626		12,172,032
	[s] 2017-C01, 1B1, FRN, 7.411%, (1-month USD LIBOR + 5.75%), 7/25/29	United States	5,375,000		6,467,884
	[s] 2017-C01, 1M2, FRN, 5.211%, (1-month USD LIBOR + 3.55%), 7/25/29	United States	19,760,000		20,867,643
	[r] 2017-C03, 1M2, FRN, 4.661%, 10/25/29	United States	27,670,000		29,062,097
	[r] 2017-C05, 1M2, FRN, 3.861%, 1/25/30	United States	25,795,369		26,300,347
[g,s]	Galaxy XXVII CLO Ltd.,
	2018-27A, A, 144A, FRN, 2.924%, (3-month USD LIBOR + 1.02%), 5/16/31	United States	1,000,000		993,750
	2018-27A, C, 144A, FRN, 3.704%, (3-month USD LIBOR + 1.80%), 5/16/31	United States	4,000,000		3,957,760
[g,s]	Gilbert Park CLO Ltd., 2017-1A, B, 144A, FRN, 3.431%, (3-month USD LIBOR + 1.60%), 10/15/30	United States	1,000,000		1,000,210
[s]	GSAA Home Equity Trust, 2005-5, M3, FRN, 2.606%, (1-month USD LIBOR + 0.945%), 2/25/35	United States	834,648		853,438
[g,s]	Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN, 3.619%, (3-month USD LIBOR + 1.80%), 7/21/31	United States	4,500,000		4,483,125
[g,r]	Harbor Park CLO Ltd., 1A, A2, 144A, FRN, 3.219%, 1/20/31	United States	657,895		653,119
[g,s]	HayFin Kingsland IX Ltd., 2013-6A, BR, 144A, FRN, 3.595%, (3-month USD LIBOR + 1.80%), 4/28/31	United States	14,500,000		14,509,280
[g,r]	Holland Park CLO DAC,
	1A, A1RR, 144A, FRN, 0.92%, 11/14/32	Ireland	50,450,000	EUR	56,109,642
	1A, A2R, 144A, FRN, 1.65%, 11/14/32	Ireland	9,700,000	EUR	10,794,279
[g,r]	HPS Loan Management Ltd.,
	2013A-18, A2, 144A, FRN, 3.281%, 10/15/30	United States	8,600,000		8,516,408
	2013A-18, C, 144A, FRN, 3.981%, 10/15/30	United States	3,000,000		2,977,470
  |  84

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*		Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,s]	Invitation Homes Trust, 2017-SFR2, A, 144A, FRN, 2.519%, (1-month USD LIBOR + 0.85%), 12/17/36	United States	9,134,189		$9,146,812
[g,s]	LCM 26 Ltd.,
	26A, B, 144A, FRN, 3.219%, (3-month USD LIBOR + 1.40%), 1/20/31	United States	2,000,000		1,972,600
	26A, C, 144A, FRN, 3.619%, (3-month USD LIBOR + 1.80%), 1/20/31	United States	9,600,000		9,296,352
	26A, D, 144A, FRN, 4.319%, (3-month USD LIBOR + 2.50%), 1/20/31	United States	600,000		579,720
[g,r]	LCM XVI LP, 2016A, A2R, 144A, FRN, 3.011%, 10/15/31	United States	1,083,333		1,079,975
[g,s]	LCM XVIII LP, 2018A, CR, 144A, FRN, 3.669%, (3-month USD LIBOR + 1.85%), 4/20/31	United States	2,000,000		1,934,340
[g,r]	LCM XXII Ltd.,
	22A, A2R, 144A, FRN, 3.269%, 10/20/28	United States	1,000,000		981,760
	22A, CR, 144A, FRN, 4.619%, 10/20/28	United States	1,000,000		933,800
[g,s]	LCM XXIII Ltd., 23A, A2, 144A, FRN, 3.669%, (3-month USD LIBOR + 1.85%), 10/20/29	United States	2,000,000		2,001,440
[g,s]	Long Point Park CLO Ltd.,
	2017-1A, A2, 144A, FRN, 3.211%, (3-month USD LIBOR + 1.375%), 1/17/30	United States	5,800,000		5,765,490
	2017-1A, B, 144A, FRN, 3.536%, (3-month USD LIBOR + 1.70%), 1/17/30	United States	2,700,000		2,664,873
	2017-1A, C, 144A, FRN, 4.236%, (3-month USD LIBOR + 2.40%), 1/17/30	United States	3,100,000		2,975,504
[g,r]	Madison Park Euro Funding VIII DAC,
	8A, ARN, 144A, FRN, 0.95%, 4/15/32	Ireland	41,450,000	EUR	46,065,117
	8A, BRN, 144A, FRN, 1.70%, 4/15/32	Ireland	4,600,000	EUR	5,135,741
[g,r]	Madison Park Euro Funding XIV DAC, 2014A, A1N, 144A, FRN, 1.12%, 7/15/32	Ireland	7,300,000	EUR	8,138,030
[g,s]	Madison Park Funding XXIII Ltd.,
	2017-23A, B, 144A, FRN, 3.494%, (3-month USD LIBOR + 1.70%), 7/27/30	United States	3,840,000		3,843,034
	2017-23A, C, 144A, FRN, 4.144%, (3-month USD LIBOR + 2.35%), 7/27/30	United States	1,000,000		1,000,220
[g,r]	Madison Park Funding XXIX Ltd.,
	2018-29A, A2, 144A, FRN, 3.269%, 10/18/30	United States	1,727,273		1,724,112
	2018-29A, C, 144A, FRN, 4.019%, 10/18/30	United States	1,072,581		1,072,881
[g,s]	Madison Park Funding XXVII Ltd., 2018-27A, A1B, 144A, FRN, 2.949%, (3-month USD LIBOR + 1.13%), 4/20/30	United States	6,837,000		6,785,791
[g,r]	Madison Park Funding XXXI Ltd.,
	2018-31A, B, 144A, FRN, 3.506%, 1/23/31	United States	1,500,000		1,506,840
	2018-31A, C, 144A, FRN, 3.956%, 1/23/31	United States	650,000		650,514
[g,r]	Magnetite Ltd., 2015-14RA, A1, 144A, FRN, 2.939%, 10/18/31	United States	15,000,000		14,962,800
[g,r]	Mill City Mortgage Loan Trust,
	2018-1, A1, 144A, FRN, 3.25%, 5/25/62	United States	2,067,360		2,126,993
	2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	United States	14,274,000		14,848,631
  |  85

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,r]	Neuberger Berman CLO Ltd., 2016-22A, A2R, 144A, FRN, 3.236%, 10/17/30	United States	8,300,000	$8,235,426
[g,r]	Neuberger Berman CLO XVIII Ltd., 2014-18A, A1BR, 144A, FRN, 3.219%, 10/21/30	United States	1,700,000	1,697,110
[g,s]	Neuberger Berman CLO XVI-S Ltd.,
	2017-16SA, C, 144A, FRN, 3.431%, (3-month USD LIBOR + 1.60%), 1/15/28	United States	2,350,000	2,327,722
	2017-16SA, D, 144A, FRN, 4.331%, (3-month USD LIBOR + 2.50%), 1/15/28	United States	650,000	644,664
[g]	Neuberger Berman Loan Advisers CLO Ltd.,
	[s] 2017-26A, B, 144A, FRN, 3.319%, (3-month USD LIBOR + 1.50%), 10/18/30	United States	5,772,370	5,735,138
	[s] 2018-27A, C, 144A, FRN, 3.531%, (3-month USD LIBOR + 1.70%), 1/15/30	United States	4,900,000	4,836,496
	[r] 2019-32A, C, 144A, FRN, 4.469%, 1/19/32	United States	2,000,000	2,011,000
[g,s]	Newark BSL CLO 2 Ltd., 2017-1A, B, 144A, FRN, 4.144%, (3-month USD LIBOR + 2.35%), 7/25/30	United States	3,069,687	3,071,099
[g,s]	NZCG Funding Ltd., 2015-1A, A2R, 144A, FRN, 3.467%, (3-month USD LIBOR + 1.55%), 2/26/31	United States	11,200,000	11,124,176
[g,s]	Octagon Investment Partners 18-R Ltd., 2018-18A, C, 144A, FRN, 4.543%, (3-month USD LIBOR + 2.70%), 4/16/31	United States	9,050,000	8,891,625
[g,r]	Octagon Investment Partners 24 Ltd., 2015-1A, BS, 144A, FRN, 3.719%, 4/21/31	United States	6,482,500	6,492,872
[g,r]	Octagon Investment Partners 28 Ltd., 2016-1A, A2R, 144A, FRN, 3.251%, 10/24/30	United States	1,000,000	1,003,530
[g,s]	Octagon Investment Partners 31 LLC, 2017-1A, C, 144A, FRN, 4.219%, (3-month USD LIBOR + 2.40%), 7/20/30	United States	1,707,068	1,708,109
[g,s]	Octagon Investment Partners 33 Ltd.,
	2017-1A, A2, 144A, FRN, 3.319%, (3-month USD LIBOR + 1.50%), 1/20/31	United States	400,000	397,824
	2017-1A, C, 144A, FRN, 4.569%, (3-month USD LIBOR + 2.75%), 1/20/31	United States	2,800,000	2,729,244
[g,s]	Octagon Investment Partners 35 Ltd.,
	2018-1A, A1B, 144A, FRN, 2.919%, (3-month USD LIBOR + 1.10%), 1/20/31	United States	3,325,000	3,264,019
	2018-1A, B, 144A, FRN, 3.519%, (3-month USD LIBOR + 1.70%), 1/20/31	United States	450,000	444,105
[g,s]	Octagon Investment Partners 36 Ltd.,
	2018-1A, A1, 144A, FRN, 2.801%, (3-month USD LIBOR + 0.97%), 4/15/31	United States	18,000,000	17,923,140
	2018-1A, A2, 144A, FRN, 3.031%, (3-month USD LIBOR + 1.20%), 4/15/31	United States	8,500,000	8,296,850
  |  86

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g,s]	Octagon Investment Partners 37 Ltd., 2018-2A, C, 144A, FRN, 4.644%, (3-month USD LIBOR + 2.85%), 7/25/30	United States	2,000,000	$1,962,340
[g,r]	Octagon Investment Partners 38 Ltd., 2018-1A, C, 144A, FRN, 4.769%, 7/20/30	United States	4,000,000	3,946,880
[g,s]	Octagon Investment Partners XVII Ltd., 2013-1A, CR2, 144A, FRN, 3.494%, (3-month USD LIBOR + 1.70%), 1/25/31	United States	5,250,000	5,146,207
[g,s]	Octagon Investment Partners XXIII Ltd., 2015-1A, BR, 144A, FRN, 3.031%, (3-month USD LIBOR + 1.20%), 7/15/27	United States	1,170,000	1,158,089
[g,r]	Octagon Loan Funding Ltd., 2014-1A, ARR, 144A, FRN, 3.084%, 11/18/31	United States	1,000,000	996,260
[g]	Prosper Pass-Thru Trust III, 2020-PT1, A, 144A, 8.796%, 3/15/26	United States	5,719,849	5,774,686
[g,r]	Provident Funding Mortgage Trust, 2019-1, A2, 144A, FRN, 3.00%, 12/25/49	United States	11,175,641	11,367,224
[g,s]	Race Point IX CLO Ltd., 2015-9A, A1AR, 144A, FRN, 3.041%, (3-month USD LIBOR + 1.21%), 10/15/30	United States	5,175,000	5,177,587
[g,r]	Race Point X CLO Ltd., 2016-10A, B1R, 144A, FRN, 3.444%, 7/25/31	United States	3,600,000	3,539,952
[g,s]	Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.061%, (1-month USD LIBOR + 1.40%), 3/25/28	United States	2,471,908	2,472,949
[g,r]	Strata CLO I Ltd., 2018-1A, B, 144A, FRN, 4.031%, 1/15/31	United States	11,000,000	10,723,900
[g,s]	TCI-Flatiron CLO Ltd.,
	2017-1A, B, 144A, FRN, 3.464%, (3-month USD LIBOR + 1.56%), 11/18/30	United States	3,500,000	3,481,135
	2017-1A, C, 144A, FRN, 3.754%, (3-month USD LIBOR + 1.85%), 11/18/30	United States	2,800,000	2,784,600
[g,r]	Towd Point Mortgage Trust,
	2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	7,474,205	7,584,707
	2017-1, A2, 144A, FRN, 3.50%, 10/25/56	United States	8,862,000	9,280,666
	2017-2, A1, 144A, FRN, 2.75%, 4/25/57	United States	3,409,981	3,450,302
	2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	5,946,284	6,078,844
	2019-1, A1, 144A, FRN, 3.75%, 3/25/58	United States	13,068,448	13,805,561
[g]	Upgrade Master Pass-Thru Trust,
	[u] 2019-PT1, A, 144A, FRN, 11.222%, 6/15/25	United States	2,907,134	2,885,912
	2019-PT2, A, 144A, 4.846%, 2/15/26	United States	4,987,441	4,985,456
[g]	Voya CLO Ltd.,
	[s] 2013-2A, CR, 144A, FRN, 4.544%, (3-month USD LIBOR + 2.75%), 4/25/31	United States	1,650,000	1,606,258
	[s] 2014-1A, BR2, 144A, FRN, 3.719%, (3-month USD LIBOR + 1.90%), 4/18/31	United States	1,000,000	992,610
	[s] 2014-1A, CR2, 144A, FRN, 4.619%, (3-month USD LIBOR + 2.80%), 4/18/31	United States	3,750,000	3,665,625
	[r] 2015-2A, AR, 144A, FRN, 2.776%, 7/23/27	United States	4,840,000	4,840,968
	[r] 2016-3A, CR, 144A, FRN, 5.069%, 10/18/31	United States	2,547,170	2,528,474
	[s] 2017-3A, B, 144A, FRN, 4.169%, (3-month USD LIBOR + 2.35%), 7/20/30	United States	3,091,704	3,092,941
	[r] 2018-2A, A1, 144A, FRN, 2.831%, 7/15/31	United States	6,122,582	6,099,928
	[s] 2018-2A, A2, 144A, FRN, 3.081%, (3-month USD LIBOR + 1.25%), 7/15/31	United States	1,500,000	1,473,540
  |  87

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financials (continued)
[g]	Voya CLO Ltd., (continued)
	[s] 2018-2A, C1, 144A, FRN, 3.681%, (3-month USD LIBOR + 1.85%), 7/15/31	United States	700,000	$685,741
	[r] 2018-4A, B, 144A, FRN, 3.681%, 1/15/32	United States	1,896,104	1,901,337
[g,s]	Webster Park CLO Ltd., 2015-1A, BR, 144A, FRN, 3.619%, (3-month USD LIBOR + 1.80%), 7/20/30	United States	2,000,000	1,953,960
[g,s]	West CLO Ltd.,
	2014-1A, A2R, 144A, FRN, 3.169%, (3-month USD LIBOR + 1.35%), 7/18/26	United States	2,860,000	2,864,805
	2014-1A, BR, 144A, FRN, 3.669%, (3-month USD LIBOR + 1.85%), 7/18/26	United States	5,060,000	5,056,711
				1,822,277,481
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $1,881,855,076)			1,875,734,948
	Mortgage-Backed Securities 20.6%
[v]	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
	FHLMC, 2.35%, (11th District COF +/- MBS Margin), 11/01/27	United States	1,108,832	1,104,637
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.9%
[w]	FHLMC 15 Year, 2.50%, 2/01/35	United States	11,000,000	11,196,367
	FHLMC 30 Year, 2.50%, 10/01/49	United States	39,859,261	40,177,474
[w]	FHLMC 30 Year, 2.50%, 2/01/50	United States	31,000,000	31,236,133
	FHLMC 30 Year, 3.00%, 12/01/49	United States	23,061,800	23,601,507
[w]	FHLMC 30 Year, 3.00%, 2/01/50	United States	189,000,000	193,282,029
	FHLMC 30 Year, 3.50%, 12/01/47	United States	46,235,177	48,450,730
	FHLMC 30 Year, 6.00%, 6/01/37	United States	28,408	32,670
	FHLMC 30 Year, 6.50%, 8/01/25 - 11/01/31	United States	79,464	88,186
	FHLMC 30 Year, 7.00%, 7/01/31	United States	5,504	5,760
	FHLMC 30 Year, 8.00%, 2/01/30	United States	15,246	17,728
	FHLMC 30 Year, 8.50%, 10/01/24	United States	3,017	3,277
	FHLMC Gold 15 Year, 5.50%, 11/01/22	United States	42,088	42,387
	FHLMC Gold 15 Year, 6.00%, 10/01/21 - 9/01/22	United States	104,449	106,923
	FHLMC Gold 30 Year, 4.50%, 3/01/39	United States	1,311,209	1,432,895
	FHLMC Gold 30 Year, 5.00%, 8/01/33 - 2/01/39	United States	8,067,056	8,950,711
	FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37	United States	616,494	692,496
	FHLMC Gold 30 Year, 6.00%, 5/01/33 - 4/01/38	United States	835,258	958,463
	FHLMC Gold 30 Year, 6.50%, 4/01/28 - 3/01/39	United States	634,785	727,380
	FHLMC Gold 30 Year, 7.00%, 1/01/28 - 7/01/32	United States	46,943	53,167
	FHLMC Gold 30 Year, 7.50%, 3/01/32	United States	11,582	13,686
	FHLMC Gold 30 Year, 8.50%, 8/01/30	United States	1,157	1,342
	FHLMC Gold 30 Year, 9.00%, 1/01/22	United States	10	9
				361,071,320
  |  88

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
[v]	Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
	FNMA, 3.513%, (6-month USD LIBOR +/- MBS Margin), 10/01/32	United States	134,221	$136,818
	FNMA, 4.03%, (US 3 Year CMT T-Note +/- MBS Margin), 12/01/24	United States	6,984	7,208
	FNMA, 2.35% - 4.105%, (11th District COF +/- MBS Margin), 12/01/27 - 9/01/34	United States	2,201,434	2,244,582
	FNMA, 3.81% - 4.47%, (12-month USD LIBOR +/- MBS Margin), 2/01/34 - 3/01/37	United States	789,236	816,719
	FNMA, 3.80% - 5.289%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/25 - 10/01/36	United States	207,175	217,196
				3,422,523
	Federal National Mortgage Association (FNMA) Fixed Rate 5.3%
	FNMA 15 Year, 2.50%, 12/01/34	United States	47,171,198	48,032,367
	FNMA 15 Year, 5.50%, 12/01/22 - 12/01/23	United States	70,227	72,266
	FNMA 15 Year, 6.00%, 9/01/22	United States	31,984	32,449
	FNMA 30 Year, 3.00%, 9/01/48	United States	70,375,504	72,680,149
	FNMA 30 Year, 3.00%, 11/01/48	United States	85,890,125	88,581,117
	FNMA 30 Year, 3.00%, 12/01/49	United States	23,073,356	23,606,988
[l]	FNMA 30 Year, 3.00%, 2/01/50	United States	30,017,276	30,721,900
	FNMA 30 Year, 5.00%, 6/01/36 - 5/01/39	United States	1,412,026	1,561,254
	FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37	United States	4,589,475	5,081,749
	FNMA 30 Year, 6.00%, 9/01/32 - 9/01/38	United States	5,578,466	6,401,198
	FNMA 30 Year, 6.50%, 8/01/28 - 5/01/37	United States	158,456	177,350
	FNMA 30 Year, 7.00%, 11/01/25	United States	2,721	2,724
	FNMA 30 Year, 7.50%, 1/01/30	United States	9,227	10,811
	FNMA 30 Year, 8.50%, 4/01/30 - 5/01/32	United States	51,260	61,513
	FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27	United States	48,358	49,329
				277,073,164
[v]	Government National Mortgage Association (GNMA) Adjustable Rate 0.0%†
	GNMA, 3.125% - 4.00%, (US 1 Year CMT T-Note +/- MBS Margin), 1/20/23 - 10/20/26	United States	23,670	24,165
	Government National Mortgage Association (GNMA) Fixed Rate 8.3%
	GNMA I SF 30 Year, 6.00%, 1/15/39	United States	138,296	157,667
	GNMA I SF 30 Year, 6.50%, 10/15/31 - 7/15/38	United States	20,248	22,480
	GNMA I SF 30 Year, 7.00%, 10/15/27 - 6/15/31	United States	24,534	27,770
	GNMA I SF 30 Year, 7.50%, 2/15/22 - 5/15/26	United States	25,463	26,036
	GNMA I SF 30 Year, 9.00%, 9/15/25	United States	39	40
	GNMA II SF 30 Year, 3.50%, 9/20/49	United States	8,056,093	8,336,209
	GNMA II SF 30 Year, 3.50%, 11/20/49	United States	147,375,087	152,757,084
	GNMA II SF 30 Year, 3.50%, 12/20/49	United States	151,657,914	157,294,056
[w]	GNMA II SF 30 Year, 3.50%, 1/01/50	United States	112,200,000	115,750,079
	GNMA II SF 30 Year, 6.00%, 5/20/31	United States	3,143	3,503
	GNMA II SF 30 Year, 6.50%, 3/20/28 - 7/20/38	United States	302,887	347,848
  |  89

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
	Country/Organization	Principal Amount*	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33	United States	33,209	$37,663
			434,760,435
Total Mortgage-Backed Securities (Cost $1,062,017,093)			1,077,456,244
Municipal Bonds 5.6%
Birmingham Water Works Board Water Revenue, Senior, Refunding, 3.573%, 1/01/45	United States	13,525,000	14,096,972
Board of Regents of the Texas A & M University System Revenue, Permanent University Fund, Refunding, 3.10%, 7/01/49	United States	9,020,000	9,215,103
Broward County Airport System Revenue, Refunding, Series C, 3.477%, 10/01/43	United States	3,625,000	3,786,059
California Health Facilities Financing Authority Revenue,
Senior, No Place Like Home Program, 2.934%, 6/01/32	United States	3,455,000	3,624,330
Senior, No Place Like Home Program, 2.984%, 6/01/33	United States	2,980,000	3,119,881
Senior, No Place Like Home Program, 3.034%, 6/01/34	United States	2,255,000	2,344,704
Chicago Transit Authority Sales and Transfer Tax Receipts Revenue, Pension Funding, Series A, 6.899%, 12/01/40	United States	800,000	1,124,040
City of Austin Electric Utility System Revenue, Travis and Williamson Counties, Refunding, 6.262%, 11/15/32	United States	6,830,000	8,637,491
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, 4.094%, 1/15/49	United States	1,760,000	1,837,493
Gilroy USD, GO, Santa Clara County, Refunding, 3.364%, 8/01/47	United States	7,435,000	7,527,491
Greenville City School District GO, County of Darke, School Improvement, Refunding, 3.541%, 1/01/51	United States	8,420,000	8,619,133
Honolulu City and County Wastewater System Revenue, Second Bond Resolution, Refunding, Junior Series B, 2.585%, 7/01/28	United States	1,350,000	1,407,901
Industry Public Facilities Authority Tax Allocation Revenue, Transportation District, Industrial Redevelopment Project No. 2, Refunding, Series B, AGMC Insured, 4.294%, 1/01/23	United States	8,450,000	8,710,175
Kaiser Foundation Hospitals, 3.266%, 11/01/49	United States	11,270,000	12,044,721
Massachusetts State College Building Authority Revenue, Refunding, Series C, 3.373%, 5/01/43	United States	5,900,000	6,036,054
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Subordinated, Refunding, Series B, 3.395%, 10/15/40	United States	6,760,000	7,047,570
Metro Wastewater Reclamation District Sewer Revenue, Refunding, Series B, 3.158%, 4/01/41	United States	5,600,000	5,769,904
Metropolitan St. Louis Sewer District Wastewater System Revenue, Refunding, Series C, 3.259%, 5/01/45	United States	16,230,000	16,824,180
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	5,760,000	6,412,781
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series B, 4.131%, 6/15/42	United States	4,060,000	4,361,942
New York State Dormitory Authority Revenues, Non State Supported Debt, State University of New York Dormitory Facilities, Series B, 3.142%, 7/01/43	United States	3,605,000	3,795,921
New York State GO, Refunding, Series B, 3.20%, 2/15/39	United States	13,470,000	14,142,826
New York State Urban Development Corp. Sales Tax Revenue, Bidding Group 2, Series B, 2.97%, 3/15/34	United States	22,040,000	23,041,498
  |  90

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Country/Organization	Principal Amount*	Value
	Municipal Bonds (continued)
	Ohio State Hospital Facility Revenue, Cleveland Clinic Health System Obligated Group, Refunding, Series G, 3.276%, 1/01/42	United States	2,265,000	$2,398,273
	Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Refunding, Series B, 3.168%, 11/15/38	United States	4,510,000	4,686,251
	Orlando Health Obligated Group, 3.777%, 10/01/28	United States	2,810,000	3,070,700
	Pennsylvania State Turnpike Commission Turnpike Revenue, Motor License Fund-Enhanced, Subordinate, Refunding, First Series, 3.579%, 12/01/43	United States	11,275,000	11,623,736
	Port Authority of New York and New Jersey Revenue,
	Consolidated, One Hundred Ninety-First Series, 4.823%, 6/01/45	United States	4,570,000	5,108,529
	Consolidated, Refunding, One Hundred Ninety-Second Series, 4.81%, 10/15/65	United States	15,000,000	20,780,700
	Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	8,875,000	9,452,363
	Regional Transportation District Sales Tax Revenue, FasTracks Project, Refunding, Series A, 3.258%, 11/01/38	United States	3,605,000	3,767,045
	RWJ Barnabas Health Inc., 3.477%, 7/01/49	United States	3,050,000	3,226,861
	Salt Lake City Sales and Excise Tax Revenue, Refunding, Series B, 3.102%, 4/01/38	United States	3,155,000	3,212,421
	San Bernardino Community College District GO, San Bernadino and Riverside Counties, Election of 2018, Series A-1, 3.271%, 8/01/39	United States	2,480,000	2,541,802
	San Diego County Regional Transportation Commission Sales Tax Revenue, Limited Tax, Refunding, Series A, 3.248%, 4/01/48	United States	2,705,000	2,808,250
	San Francisco City and County Public Utilities Commission Water Revenue, Green Bonds, Refunding, Sub-Series A, 3.473%, 11/01/43	United States	2,640,000	2,756,767
	San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T, 3.226%, 8/01/27	United States	6,150,000	6,749,317
	Texas State GO, Transportation Commission, Highway Improvement, Refunding, 3.211%, 4/01/44	United States	6,760,000	7,056,426
	Texas State University System Financing Revenue,
	Refunding, Series B, 2.938%, 3/15/33	United States	2,655,000	2,752,837
	Refunding, Serise B, 3.289%, 3/15/40	United States	2,255,000	2,309,548
	University of California Revenue, Limited Project, Refunding, Series J, 4.131%, 5/15/45	United States	10,750,000	12,526,760
	University of Pittsburgh of the Commonwealth System of Higher Education Revenue, Refunding, Series C, 3.005%, 9/15/41	United States	6,315,000	6,541,330
	Utah Transit Authority Sales Tax Revenue, Refunding, Series B, 3.443%, 12/15/42	United States	4,510,000	4,728,870
	Total Municipal Bonds (Cost $272,412,106)			291,626,956
			Shares
	Escrows and Litigation Trusts 0.0%
[a,c]	Millennium Corporate Claim Trust, Escrow Account	United States	73,754	—
[a,c]	Millennium Lender Claim Trust, Escrow Account	United States	73,753	—
[a,c]	Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	43,500	—
[a,c,d]	Remington Outdoor Co. Inc., Litigation Units	United States	4,897	—
	Total Escrows and Litigation Trusts (Cost $2,307)			—
  |  91

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
		Number of Contracts	Notional Amount*	Value
	Options Purchased (Cost $1,653,208) 0.0%†
	Puts - Over-the-Counter
	Currency Options 0.0%†
	USD/JPY, Counterparty CITI, July Strike Price 109.00 JPY, Expires 7/14/20	1	103,100,000	$2,334,803
	Total Investments before Short Term Investments (Cost $5,410,550,889)			5,515,366,457
		Country/Organization	Shares
	Short Term Investments (Cost $172,836,089) 3.3%
	Money Market Funds 3.3%
[e,x]	Institutional Fiduciary Trust Money Market Portfolio, 1.21%	United States	172,836,089	172,836,089
	Total Investments (Cost $5,583,386,978) 108.5%			5,688,202,546
	Other Assets, less Liabilities (8.5)%			(445,022,039)
	Net Assets 100.0%			$5,243,180,507
  |  92

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]The security is owned by FT Holdings Corporation l, a wholly-owned subsidiary of the Fund. See Note 8.
[c]Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]See Note 7 regarding investments in affiliated management investment companies.
[f]Variable rate security. The rate shown represents the yield at period end.
[g]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $1,487,302,485, representing 28.4% of net assets.
[h]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2020, the aggregate value of these securities was $87,478,403, representing 1.7% of net assets.
[i]Income may be received in additional securities and/or cash.
[j]Defaulted security or security for which income has been deemed uncollectible.
[k]Perpetual security with no stated maturity date.
[l]Security purchased on a delayed delivery basis.
[m]A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[n]A supranational organization is an entity formed by two or more central governments through international treaties.
[o]A portion or all of the security purchased on a when-issued basis.
[p]The principal represents the notional amount. See Note 3 regarding value recovery instruments.
[q]Principal amount of security is adjusted for inflation.
[r]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[s]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[t]The bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
[u]The coupon rate shown represents the rate at period end.
[v]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[w]Security purchased on a to-be-announced (TBA) basis.
[x]The rate shown is the annualized seven-day effective yield at period end.
  |  93

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
At January 31, 2020, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
Australian 10 Yr. Bond	Long	89	$8,809,943	3/16/20	$172,613
Australian 3 Yr. Bond	Long	2,020	156,818,472	3/16/20	492,937
Canada 10 Yr. Bond	Long	1,902	204,312,308	3/20/20	3,745,662
CME Ultra Long Term U.S. Treasury Bond	Long	133	25,760,438	3/20/20	1,043,912
Euro-BTP	Long	971	159,426,039	3/06/20	5,818,470
Euro-Bund	Long	330	64,068,054	3/06/20	1,408,901
Euro-OAT	Short	375	69,552,024	3/06/20	(1,377,044)
U.S. Treasury 10 Yr. Note	Long	705	92,817,656	3/20/20	1,813,253
U.S. Treasury 2 Yr. Note	Long	5,990	1,295,992,656	3/31/20	5,313,831
U.S. Treasury 30 Yr. Bond	Long	801	130,988,531	3/20/20	3,252,925
U.S. Treasury 5 Yr. Note	Long	2,322	279,383,766	3/31/20	3,099,098
Ultra 10 Yr. U.S. Treasury Note	Short	1,319	192,120,594	3/20/20	(4,799,099)
Total Futures Contracts					$19,985,459

*As of period end.

At January 31, 2020, the Fund had the following forward exchange contracts outstanding. See  Note 3.
Forward Exchange Contracts
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Chinese Yuan Renminbi	JPHQ	Sell	320,900,000	$45,021,113	2/24/20	$ —	$(791,640)
Japanese Yen	JPHQ	Buy	1,240,000,000	11,381,513	3/13/20	86,178	—
Japanese Yen	JPHQ	Buy	2,510,000,000	23,616,083	3/13/20	—	(403,258)
Canadian Dollar	JPHQ	Sell	50,180,000	38,168,750	3/16/20	255,446	—
Euro	DBAB	Sell	2,178,384	2,442,078	3/16/20	19,174	—
Euro	JPHQ	Sell	17,100,000	18,986,044	3/16/20	—	(33,395)
Euro	JPHQ	Sell	51,374,138	57,610,959	3/16/20	470,182	—
Norwegian Krone	JPHQ	Buy	233,800,000	26,108,319	3/16/20	—	(687,308)
Swedish Krona	JPHQ	Buy	168,000,000	17,140,321	3/16/20	348,480	—
Swedish Krona	JPHQ	Sell	168,000,000	17,663,015	3/16/20	174,214	—
South Korean Won	JPHQ	Sell	14,000,000,000	11,767,672	3/25/20	48,720	—
Turkish Lira	JPHQ	Buy	41,600,000	6,596,369	4/15/20	239,418	—
Indonesian Rupiah	DBAB	Buy	139,844,100,000	9,771,040	6/15/20	207,120	—
Indonesian Rupiah	JPHQ	Buy	6,900,000,000	481,743	6/15/20	10,586	—
Australian Dollar	JPHQ	Sell	34,750,000	23,957,692	7/02/20	626,418	—
Japanese Yen	JPHQ	Sell	1,400,000,000	13,023,740	7/02/20	—	(376)
Australian Dollar	JPHQ	Sell	11,200,000	7,692,272	7/21/20	169,515	—
Japanese Yen	JPHQ	Buy	7,348,000,000	67,898,091	7/22/20	529,040	—
Canadian Dollar	JPHQ	Sell	15,200,000	11,564,300	7/23/20	80,186	—
Danish Krone	JPHQ	Sell	226,372,668	33,804,119	7/23/20	—	(192,859)
Euro	JPHQ	Sell	22,466,930	25,040,404	7/23/20	—	(139,639)
  |  94

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
Forward Exchange Contracts (continued)
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Mexican Peso	JPHQ	Buy	206,500,000	$10,700,203	7/23/20	$ —	$(39,156)
Norwegian Krone	JPHQ	Buy	274,700,000	30,373,980	7/23/20	—	(503,886)
Total Forward Exchange Contracts						$3,264,677	$(2,791,517)
Net unrealized appreciation (depreciation)						$473,160

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2020, the Fund had the following credit default swap contracts outstanding. See  Note 3.
Credit Default Swap Contracts
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Traded Index
CDX.NA.HY.33	5.00%	Quarterly		12/20/24	$49,500,000	$4,355,553	$4,361,182	$(5,629)	Non-
									Investment Grade
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	$20,750,000	$(4,333,855)	$(3,790,807)	$(543,048)
Avon Products Inc.	(5.00)%	Quarterly	CITI	3/20/23	8,800,000	(1,306,469)	(802,369)	(504,100)
Government of Italy	(1.00)%	Quarterly	BZWS	6/20/23	10,600,000	(180,350)	78,160	(258,510)
Nabors Industries Inc.	(1.00)%	Quarterly	CITI	12/20/21	7,075,000	243,747	167,530	76,217
Nabors Industries Inc.	(1.00)%	Quarterly	CITI	12/20/21	3,150,000	108,523	113,593	(5,070)
Navient Corp.	(5.00)%	Quarterly	JPHQ	3/20/20	1,664,000	(20,439)	(8,216)	(12,223)
Contracts to Sell Protection[d,e]
Single Name
The Goldman Sachs Group Inc.	1.00%	Quarterly	JPHQ	12/20/24	20,750,000	514,240	349,357	164,883	BBB+
Government of Argentina	5.00%	Quarterly	CITI	12/20/21	16,050,000	(9,484,504)	(8,001,528)	(1,482,976)	CCC-
Government of Indonesia	1.00%	Quarterly	CITI	12/20/24	17,770,000	294,623	113,668	180,955	NR
Government of Italy	1.00%	Quarterly	BZWS	6/20/23	10,600,000	77,217	(342,741)	419,958	NR
Government of Russia	1.00%	Quarterly	CITI	12/20/24	8,600,000	153,683	83,334	70,349	BBB-
Morgan Stanley	1.00%	Quarterly	JPHQ	12/20/24	20,750,000	525,763	383,438	142,325	BBB+
Nabors Industries Inc.	1.00%	Quarterly	CITI	12/20/23	10,225,000	(1,879,482)	(1,189,948)	(689,534)	B+
Traded Index
[f]BNP Paribas Bespoke Bordeaux Index, Mezzanine Tranche 7-10%	2.10%	Quarterly	BNDP	6/20/20	5,150,000	51,368	—	51,368	Non-
									Investment Grade
  |  95

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
Credit Default Swap Contracts (continued)
Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counter-party[a]	Maturity Date	Notional Amount[b]	Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]BNP Paribas Bespoke Rodez Index, Mezzanine Tranche 5-7%	2.00%	Quarterly	BNDP	12/20/20	$5,300,000	$60,544	$ —	$60,544	Non-
									Investment Grade
[f]BNP Paribas Bespoke Rodez2 Index, Mezzanine Tranche 5-7%	3.20%	Quarterly	BNDP	12/20/20	2,700,000	64,348	—	64,348	Non-
									Investment Grade
[f]Citibank Bespoke Palma Index, Mezzanine Tranche 5-7%	2.30%	Quarterly	CITI	6/20/21	5,900,000	138,183	—	138,183	Non-
									Investment Grade
[f]Citibank Bespoke Phoenix Index, Mezzanine Tranche 5-7%	2.90%	Quarterly	CITI	12/20/21	7,800,000	232,254	—	232,254	Non-
									Investment Grade
[f]Citibank Bespoke Singapore Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	11,300,000	(661,203)	(609,092)	(52,111)	Non-
									Investment Grade
[f]Citibank Bespoke Sydney Index, Equity Tranche 0-3%	0.00%	Quarterly	CITI	6/20/20	3,595,109	(255,210)	(221,229)	(33,981)	Non-
									Investment Grade
MCDX.NA.31	1.00%	Quarterly	CITI	12/20/23	2,325,000	43,729	18,299	25,430	Investment
									Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	3.98%	Quarterly	MSCO	12/20/21	8,300,000	262,230	—	262,230	Non-
									Investment Grade
[f]Morgan Stanley Bespoke Pecan Index, Mezzanine Tranche 5-10%	4.10%	Quarterly	MSCO	12/20/21	8,300,000	317,587	—	317,587	Non-
									Investment Grade
Total OTC Swap Contracts						$(15,033,473)	$(13,658,551)	$(1,374,922)
Total Credit Default Swap Contracts						$(10,677,920)	$(9,297,369)	$(1,380,551)
  |  96

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
Credit Default Swap Contracts (continued)
[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Pledged (Received)
BNDP	$(17,675)
BZWS	(488,070)
CITI	7,790,000
DBAB	(355,957)
FBCO	(460,000)
GSCO	(790,000)
JPHQ	2,350,000
MSCO	(640,000)
Total collateral	$7,388,298

[b]In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying instruments.

At January 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See  Note 3.
Cross-Currency Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87%	Quarterly			3,137,400	USD
Pay Fixed 2.50%	Annual	CITI	5/04/21	2,700,000	EUR	$125,396
Receive Floating 3-month USD LIBOR + 1.334%	Quarterly			8,176,000	USD
Pay Floating 3-month EUR LIBOR + 1.12%	Quarterly	CITI	7/10/21	7,300,000	EUR	97,341
Receive Floating 3-month USD LIBOR + 1.305%	Quarterly			11,512,800	USD
Pay Floating 3-month EUR LIBOR + 1.11%	Quarterly	JPHQ	8/20/21	10,400,000	EUR	43,972
Receive Floating 3-month USD LIBOR + 1.23%	Quarterly			2,830,500	USD
Pay Floating 3-month EUR LIBOR + 1.07%	Quarterly	CITI	9/17/21	2,550,000	EUR	12,137
Receive Floating 3-month USD LIBOR + 1.87%	Quarterly			6,160,000	USD
Pay Floating 3-month EUR LIBOR + 1.70%	Quarterly	CITI	10/15/21	5,600,000	EUR	(43,710)
Receive Floating 3-month USD LIBOR + 1.25%	Quarterly			28,471,500	USD
Pay Floating 3-month EUR LIBOR + 1.10%	Quarterly	CITI	10/30/21	25,650,000	EUR	32,723
Receive Floating 3-month USD LIBOR + 1.1745%	Quarterly			66,465,750	USD
Pay Floating 3-month EUR LIBOR + 1.05%	Quarterly	CITI	11/22/21	60,150,000	EUR	(4,879)
Receive Floating 3-month USD LIBOR + 1.17%	Quarterly			25,086,000	USD
Pay Floating 3-month EUR LIBOR + 1.05%	Quarterly	CITI	11/29/21	22,600,000	EUR	103,135
Receive Floating 3-month USD LIBOR + 1.1735%	Quarterly			51,115,500	USD
Pay Floating 3-month EUR LIBOR + 1.05%	Quarterly	CITI	12/10/21	46,050,000	EUR	185,394
  |  97

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
Cross-Currency Swap Contracts (continued)
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Receive Floating 3-month USD LIBOR + 1.3175%	Quarterly			35,853,000	USD
Pay Floating 3-month EUR LIBOR + 1.20%	Quarterly	CITI	12/12/21	32,300,000	EUR	$116,667
Total Cross Currency Swap Contracts						$668,176

At January 31, 2020, the Fund had the following interest rate swap contracts outstanding. See  Note 3.
Interest Rate Swap Contracts
Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 2.773%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/23/24	189,000,000	CNY	$177,992
Receive Fixed 2.79%	Quarterly
Pay Floating 3-month CNY CNRR	Quarterly	8/30/24	244,300,000	CNY	290,733
Total Interest Rate Swap Contracts					$468,725
*In U.S. dollars unless otherwise indicated.

At January 31, 2020, the Fund had the following inflation index swap contracts outstanding. See  Note 3.
Inflation Index Swap Contracts
Description	Payment Frequency	Counterparty	Maturity Date	Notional Amount	Value/Unrealized Appreciaton (Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.96%	At maturity		8/31/24	$24,600,000	$(183,079)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.719%	At maturity		8/14/26	23,000,000	46,027
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.913%	At maturity		1/14/29	37,900,000	(399,236)
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.943%	At maturity		1/15/29	132,100,000	(1,738,268)
Total Centrally Cleared Swap Contracts					$(2,274,556)
OTC Swap Contracts
Receive variable change in USA-CPI-U	At maturity
Pay Fixed 1.782%	At maturity	JPHQ	5/27/24	$35,700,000	$363,505
Total Inflation Index Swap Contracts					$(1,911,051)

  |  98

Franklin Investors Securities Trust
CONSOLIDATED STATEMENT OF INVESTMENTS (unaudited)
Franklin Total Return Fund (continued)
At January 31, 2020, the Fund had the following total return swap contracts outstanding. See  Note 3.
Total Return Swap Contracts
Underlying Instruments	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Long[a]
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	FBCO	3/20/20	$10,400,000	$402,460
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	GSCO	3/20/20	16,700,000	721,777
Markit iBoxx USD Liquid Leveraged Loan Index	3-month USD LIBOR	Quarterly	BZWS	6/20/20	29,200,000	453,148
Total Total Return Swap Contracts						$1,577,385

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Abbreviations on page 113.
  |  99

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
1.  ORGANIZATION
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of seven separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the
  |  100

Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS (continued)
derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At January 31, 2020, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Low Duration Total Return Fund - $628,084
Franklin Total Return Fund - $861,702
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other market risks of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded and OTC option contracts primarily to manage and/or gain exposure to equity price/foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Floating Rate Daily Access Fund – Swaps
Franklin Low Duration Total Return Fund – Futures, forwards, options and swaps
Franklin Managed Income Fund – Options
Franklin Total Return Fund – Futures, forwards, options, swaps and VRI
4.  MORTGAGE DOLLAR ROLLS
Franklin Low Duration Total Return Fund and Franklin Total Return Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
4.  MORTGAGE DOLLAR ROLLS (continued)
unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5.  RESTRICTED SECURITIES
At January 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal Amount/ Shares/ Units		Issuer	Acquisition Date	Cost	Value
Franklin Floating Rate Daily Access Fund
1,219,956	[a]	Appvion Operations Inc.	6/14/18 - 4/12/19	$12,791,766	$17,708,469
170,300	[b]	Remington Outdoor Co. Inc., Litigation Units	5/16/18 - 4/12/19	—	—
		Total Restricted Securities (Value is 0.9% of Net Assets)		$12,791,766	$17,708,469
Franklin Low Duration Total Return Fund
24,739	[c]	Appvion Operations Inc.	4/12/19	$334,607	$359,108
12,326,925	[d]	K2016470219 South Africa Ltd., A	4/15/13 - 2/01/17	92,078	8,216
1,226,701	[d]	K2016470219 South Africa Ltd., B	2/01/17	911	818
16,078	[e]	Remington Outdoor Co. Inc., Litigation Units	5/16/18 - 4/12/19	—	—
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$427,596	$368,142
Franklin Total Return Fund
13,033	[f]	Appvion Operations Inc.	4/12/19	$176,272	$189,180
28,762,824	[g]	K2016470219 South Africa Ltd., A	4/15/13 - 2/01/17	221,469	19,171
2,862,311	[g]	K2016470219 South Africa Ltd., B	2/01/17	2,125	1,908
4,897	[h]	Remington Outdoor Co. Inc., Litigation Units	4/12/19	—	—
		Total Restricted Securities (Value is 0.0%† of Net Assets)		$399,866	$210,259

[a]The Fund also invests in unrestricted securities of the issuer, valued at $44,934,273 as of January 31, 2020.
[b]The Fund also invests in unrestricted securities of the issuer, valued at $1,130,582 as of January 31, 2020.
[c]The Fund also invests in unrestricted securities of the issuer, valued at $555,942 as of January 31, 2020.
[d]The Fund also invests in unrestricted securities of the issuer, valued at $2,545 as of January 31, 2020.
[e]The Fund also invests in unrestricted securities of the issuer, valued at $106,742 as of January 31, 2020.
[f]The Fund also invests in unrestricted securities of the issuer, valued at $292,873 as of January 31, 2020.
[g]The Fund also invests in unrestricted securities of the issuer, valued at $6,086 as of January 31, 2020.
[h]The Fund also invests in unrestricted securities of the issuer, valued at $32,512 as of January 31, 2020.
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
6.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2020, investments in “affiliated companies” were as follows:
Name of Issuer	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares/ Units Held at End of Period	Investment Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
								Dividends
Appvion Operations Inc.	$16,265,063	$ —	$ —	$ —	$1,443,406	$17,708,469	1,219,956	$ —
Remington Outdoor Co. Inc.	1,808,932	—	—	—	(678,350)	1,130,582	1,808,932	—
Remington Outdoor Co. Inc., Litigation Units	—	—	—	—	—	—	170,300	—
	$18,073,995	$ —	$ —	$ —	$765,056	$18,839,051		$ —
								Interest
Appvion Operations, Inc., Term Loan, 6/15/26	$45,636,106	$3,280	$(694,885)[a]	$(5,923)	$(4,305)	$44,934,273	44,489,379	$929,355
Total Affiliated Securities (Value is 3.3% of Net Assets)	$63,710,101	$3,280	$(694,885)	$(5,923)	$760,751	$63,773,324		$929,355

[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$35,052,748	$13,082,349	$(14,433,715)	$ —	$ —	$33,701,382	33,701,382	$108,055
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$89,909,657	$327,720,729	$(245,314,106)	$ —	$ —	$172,316,280	172,316,280	$276,670
Franklin Equity Income Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$69,588,667	$125,080,934	$(168,926,562)	$ —	$ —	$25,743,039	25,743,039	$159,174
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Franklin Floating Rate Income Fund	$56,546,081	$ —	$ —	$ —	$683,749	$57,229,830	6,837,495	$854,769
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
7.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Franklin Floating Rate Daily Access Fund (continued)
Non-Controlled Affiliates (continued)
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	$103,958,277	$195,562,667	$(181,773,881)	$ —	$ —	$117,747,063	117,747,063	$203,678
Total Affiliated Securities	$160,504,358	$195,562,667	$(181,773,881)	$ —	$683,749	$174,976,893		$1,058,447
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Franklin Floating Rate Income Fund	$19,759,574	$ —	$ —	$ —	$238,931	$19,998,505	2,389,308	$298,692
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	108,041,040	351,353,106	(317,816,595)	—	—	141,577,551	141,577,551	390,723
Total Affiliated Securities	$127,800,614	$351,353,106	$(317,816,595)	$ —	$238,931	$161,576,056		$689,415
Franklin Managed Income Fund
Controlled Affiliates
Franklin Liberty U.S. Low Volatility ETF	$36,596,800	$ —	$ —	$ —	$2,011,400	$38,608,200	1,000,000	$179,780
Non-Controlled Affiliates
Franklin FTSE United Kingdom ETF	—	7,400,750	—	—	(96,020)	7,304,730	300,000	—
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	331,668,940	188,178,420	(390,072,745)	—	—	129,774,615	129,774,615	667,501
Total Non-Controlled Affiliates	$331,668,940	$195,579,170	$(390,072,745)	$ —	$(96,020)	$137,079,345		$667,501
Total Affiliated Securities	$368,265,740	$195,579,170	$(390,072,745)	$ —	$1,915,380	$175,687,545		$847,281
Franklin Total Return Fund
Controlled Affiliates
Franklin Liberty Investment Grade Corporate ETF	$369,960,975	$99,558,200	$ —	$ —	$10,857,825	$480,377,000	18,335,000	$4,752,835[a]
Franklin Liberty Senior Loan ETF	22,730,691	—	—	—	155,533	22,886,224	914,900	213,982
Total Controlled Affiliates	$392,691,666	$99,558,200	$ —	$ —	$11,013,358	$503,263,224		$4,966,817
Non-Controlled Affiliates
Franklin Floating Rate Income Fund	12,812,795	—	—	—	154,931	12,967,726	1,549,310	193,682
Institutional Fiduciary Trust Money Market Portfolio, 1.21%	373,627,760	773,988,607	(974,780,278)	—	—	172,836,089	172,836,089	426,746
Total Non-Controlled Affiliates	$386,440,555	$773,988,607	$(974,780,278)	$ —	$154,931	$185,803,815		$620,428
Total Affiliated Securities	$779,132,221	$873,546,807	$(974,780,278)	$ —	$11,168,289	$689,067,039		$5,587,245
aDividend income includes any capital gain distributions received from underlying funds.
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
8.  INVESTMENTS IN FT HOLDINGS CORPORATION I (FT SUBSIDIARY)
Franklin Total Return Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2020, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At January 31, 2020, the net assets of FT Subsidiary were $5,160,988, representing 0.1% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.
9.  REORGANIZATIONS
On December 6, 2019, Franklin Low Duration Total Return Fund (Surviving Fund), pursuant to a plan of reorganization approved on October 18, 2019, by shareholders of Franklin Flexible Alpha Bond Fund (Acquired Fund), a series of Franklin Strategic Series, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.
On January 31, 2020, Franklin Total Return Fund (Surviving Fund), pursuant to a plan of reorganization approved on December 6, 2019, by shareholders of Franklin Real Return Fund (Acquired Fund), a series of Franklin Investors Securities Trust, acquired 100% of the Acquired Fund’s net assets, primarily made up of investment securities, through a tax-free exchange of shares of the Surviving Fund for the net assets of the Acquired Fund.
10.  FAIR VALUE MEASUREMENTS
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:[a]
Commercial Mortgage-Backed Securities	$—	$10,697,803	$—	$10,697,803
Mortgage-Backed Securities	—	619,217,281	—	619,217,281
Short Term Investments	33,701,382	5,511,031	—	39,212,413
Total Investments in Securities	$33,701,382	$635,426,115	$ —	$669,127,497
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$755,258,303	$—	$—	$755,258,303
Convertible Bonds	—	3,106,475,203	—	3,106,475,203
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	172,316,280	—	—	172,316,280
Total Investments in Securities	$927,574,583	$3,106,475,203	$ —	$4,034,049,786
Franklin Equity Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Staples	$264,984,500	$20,953,419	$—	$285,937,919
Materials	7,079,883	14,850,611	—	21,930,494
All Other Equity Investments	2,068,411,179	—	—	2,068,411,179
Equity-Linked Securities	—	230,771,989	—	230,771,989
Short Term Investments	25,743,039	—	—	25,743,039
Total Investments in Securities	$2,366,218,601	$266,576,019	$ —	$2,632,794,620
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Diversified Support Services	$—	$1,130,582	$—	$1,130,582
Forest Products	—	—	17,708,469	17,708,469
Oil & Gas Exploration & Production	—	8,601,463	—	8,601,463
All Other Equity Investments	57,229,830	—	—	57,229,830
Corporate Bonds	—	19,355,821	—	19,355,821
Senior Floating Rate Interests:
Personal Products	—	6,879,358	60,068,317	66,947,675
All Other Senior Floating Rate Interests	—	1,570,567,345	—	1,570,567,345
Asset-Backed Securities	—	126,840,737	—	126,840,737
Escrows and Litigation Trusts	—	—	—[c]	—
Short Term Investments	117,747,063	36,518,733	—	154,265,796
Total Investments in Securities	$174,976,893	$1,769,894,039	$77,776,786	$2,022,647,718
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$106,742	$—	$106,742
Energy	23,338	—	648	23,986
Materials	23,714	—	359,108	382,822
Retailing	—	—	9,034	9,034
All Other Equity Investments	56,830,195	—	—	56,830,195
Corporate Bonds:
Retailing	—	14,661,285	2,545	14,663,830
All Other Corporate Bonds	—	635,166,838	—	635,166,838
Senior Floating Rate Interests:
Household & Personal Products	—	275,263	3,209,807	3,485,070
All Other Senior Floating Rate Interests	—	72,793,695	—	72,793,695
Marketplace Loans	—	—	30,010,034	30,010,034
Foreign Government and Agency Securities	—	208,943,882	—	208,943,882
U.S. Government and Agency Securities	—	428,526,213	—	428,526,213
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	1,708,377,628	—	1,708,377,628
Mortgage-Backed Securities	—	88,475,915	—	88,475,915
Municipal Bonds	—	82,984,763	—	82,984,763
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	—	1,553,516	—	1,553,516
Short Term Investments	151,529,118	2,008,580	—	153,537,698
Total Investments in Securities	$208,406,365	$3,243,874,320	$33,591,176	$3,485,871,861
Other Financial Instruments:
Futures Contracts	$6,319,727	$—	$—	$6,319,727
Forward Exchange Contracts	—	1,806,904	—	1,806,904
Swap Contracts	—	4,817,403	—	4,817,403
Total Other Financial Instruments	$6,319,727	$6,624,307	$ —	$12,944,034
Liabilities:
Other Financial Instruments:
Futures Contracts	$5,496,322	$—	$—	$5,496,322
Forward Exchange Contracts	—	1,445,647	—	1,445,647
Swap Contracts	—	7,986,938	—	7,986,938
Total Other Financial Instruments	$5,496,322	$9,432,585	$ —	$14,928,907
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
	Level 1	Level 2	Level 3	Total
Franklin Managed Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Communication Services	$88,144,000	$19,642,722	$—	$107,786,722
Financials	283,448,983	11,039,067	—	294,488,050
All Other Equity Investments	924,135,534	—	—	924,135,534
Equity-Linked Securities	—	524,052,712	—	524,052,712
Corporate Bonds	—	1,344,383,508	—	1,344,383,508
Senior Floating Rate Interests	—	20,025,000	—	20,025,000
U.S. Government and Agency Securities	—	304,804,904	—	304,804,904
Mortgage-Backed Securities	—	196,569,698	—	196,569,698
Options Purchased	6,390,000	—	—	6,390,000
Short Term Investments	129,774,615	—	—	129,774,615
Total Investments in Securities	$1,431,893,132	$2,420,517,611	$ —	$3,852,410,743
Liabilities:
Other Financial Instruments:
Options Written	$1,706,750	$—	$—	$1,706,750
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
	Level 1	Level 2	Level 3	Total
Franklin Total Return Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$32,512	$—	$32,512
Consumer Services	—	—	34,112	34,112
Energy	1,070,576	—	1,511	1,072,087
Materials	118,895	—	189,180	308,075
Retailing	—	—	21,079	21,079
All Other Equity Investments	518,851,690	—	—	518,851,690
Corporate Bonds:
Retailing	—	3,672,000	6,086	3,678,086
All Other Corporate Bonds	—	635,377,844	—	635,377,844
Senior Floating Rate Interests:
Household & Personal Products	—	229,386	1,690,939	1,920,325
All Other Senior Floating Rate Interests	—	171,846,391	—	171,846,391
Marketplace Loans	—	—	8,366,955	8,366,955
Foreign Government and Agency Securities	—	221,597,822	—	221,597,822
U.S. Government and Agency Securities	—	705,106,528	—	705,106,528
Asset-Backed Securities and Commercial Mortgage-Backed Securities:
Banks	—	53,447,998	9,469	53,457,467
All Other Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	1,822,277,481	—	1,822,277,481
Mortgage-Backed Securities	—	1,077,456,244	—	1,077,456,244
Municipal Bonds	—	291,626,956	—	291,626,956
Escrows and Litigation Trusts	—	—	—[c]	—
Options Purchased	—	2,334,803	—	2,334,803
Short Term Investments	172,836,089	—	—	172,836,089
Total Investments in Securities	$692,877,250	$4,985,005,965	$10,319,331	$5,688,202,546
Other Financial Instruments:
Futures Contracts	$26,161,602	$—	$—	$26,161,602
Forward Exchange Contracts	—	3,264,677	—	3,264,677
Swap Contracts	—	5,379,038	—	5,379,038
Total Other Financial Instruments	$26,161,602	$8,643,715	$ —	$34,805,317
Liabilities:
Other Financial Instruments:
Futures Contracts	$6,176,143	$—	$—	$6,176,143
Forward Exchange Contracts	—	2,791,517	—	2,791,517
Swap Contracts	—	5,956,354	—	5,956,354
Total Other Financial Instruments	$6,176,143	$8,747,871	$ —	$14,924,014

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.
[c]Includes securities determined to have no value at January 31, 2020.
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
10.  FAIR VALUE MEASUREMENTS (continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. The reconciliation of assets for the three months ended January 31, 2019, is as follows:
	Balance at Beginning of Period	Purchases	Sales	Transfer Into Level 3	Transfer Out of Level 3[a]	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Diversified Support Services	$1,808,932	$—	$—	$—	$(1,130,583)	$—	$—	$(678,349)	$—	$—
Forest Products	16,265,063	—	—	—	—	—	—	1,443,406	17,708,469	1,443,406
Senior Floating Rate Interests
Personal Products	61,403,599	122,055	—	—	—	43,381	—	(1,500,718)	60,068,317	(1,500,718)
Escrows and Litigation Trusts	—[d]	—	—	—	—	—	—	—	—[d]	—
Total Investments in Securities	$79,477,594	$122,055	$—	$—	$(1,130,583)	$43,381	$—	$(735,661)	$77,776,786	$(57,312)
aThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.
bMay include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
cIncludes common stocks and other equity interests.
dIncludes securities determined to have no value.
Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2020, are as follows:
Description	Fair Value at End of Period	Valuation Technique	Unobservable Input	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Equity Investments:
Forest Products	$17,708,469	Discounted cash flow	Weighted average cost of capital	16.8%	Decrease[c]
			Total unlevered free cashflows	$152.5 mil	Increase[c]
			Discount for lack of marketability	20.0%	Decrease[d]
			Long term growth	0.0%	Increase
Senior Floating Rate Interests:
Personal Products	60,068,317	Discounted cash flow	Discount rate	10.6% - 15.0% (14.0%)	Decrease[c]
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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
Description	Fair Value at End of Period	Valuation Technique	Unobservable Input	Amount/Range (Weighted Averagea)	Impact to Fair Value if Input Increases[b]
			Free cash flow	$15.5 - $63.8 mil ($53.0) mil	Increase
All Other Investments[e]	—[f]
Total	$77,776,786
aWeighted based on the relative fair value of the financial instruments.
bRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
cRepresents a significant impact to fair value and net assets.
dRepresents a significant impact to fair value but not net assets.
eIncludes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
fIncludes securities determined to have no value at January 31, 2020.
11.  SUBSEQUENT EVENTS
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP	BNP Paribas SA
BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
FBCO	Credit Suisse Group AG
GSCO	The Goldman Sachs Group, Inc.
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley
Currency
BRL	Brazilian Real
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South Africa C Rand

Selected Portfolio

ADR	American Depositary Receipt
AGMC	Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage
BZDIOVRA	Brazil Cetip DI Interbank Deposit Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury Index
CNRR	China Reverse Repo Rate
COF	Cost of Funds
CPI	Consumer Price Index
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GDP	Gross Domestic Product
GNMA	Government National Mortgage Association
GO	General Obligation
IO	Interest Only
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
RDA	Redevelopment Agency/Authority
REIT	Real Estate Investment Trust
SF	Single Family
SFR	Single Family Revenue
SPDR	S&P Depositary Receipt
T-Bill	Treasury Bill
T-Note	Treasury Note
VRI	Value Recovery Instruments

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Franklin Investors Securities Trust
Notes to Statements of Investments (unaudited)
Index
CDX.NA.HY.Series number	CDX North America High Yield Index
CDX.NA.IG.Series number	CDX North America Investment Grade Index
MCDX.NA.Series number	MCDX North America Index
For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.
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